UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07454

Pacific Capital Funds

(Exact name of registrant as specified in charter)

3435 Stelzer Rd. Columbus, OH 43219

(Address of principal executive offices) (Zip code)

Citi Fund Services 3435 Stelzer Rd. Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 614-470-8000

Date of fiscal year end: 07/31

Date of reporting period: 01/31/2010

Item 1.	Reports to Stockholders.

PACIFIC CAPITAL FUNDS

Semi-Annual Report

As of January 31, 2010

MUTUAL FUNDS: ARE NOT FDIC INSURED t HAVE NO BANK GUARANTEE t MAY LOSE VALUE

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value of a Fund will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-258-9232, or visit the Funds’ website at pacificcapitalfunds.com.

The recent growth rate in the stock market has helped to produce short term returns for some asset classes that may not be typical and may not continue in the future. Because of ongoing market volatility, fund performance may be subject to substantial short-term changes.

Investment risk Considerations for the New Asia Growth, International Stock, Small Cap, Mid-Cap, Value, Tax-Free Securities and Tax-Free Short Intermediate Securities Funds, respectively:

International investing involves increased risk and volatility. See notes to financial statesments for further risk considerations pertaining to international investing.

Small-capitalization funds typically carry additional risks since smaller companies generally have a higher risk of failure and, historically, their stocks have experienced a greater degree of market volatility than larger stocks on average.

Mid-capitalization funds may involve greater risk than larger, more established companies as they may trade less frequently or in limited volume and have a higher risk of failure. Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

Income earned on tax-free funds may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax.

†	The above expense ratios are from the Funds’ prospectus dated November 27, 2009. Additional information pertaining to the Funds’ expense ratios as of January 31, 2010 can be found in the financial highlights.

See additional footnotes on following page.

*	Net Asset Value. No sales charge applied.
**	Maximum applicable sales charge applied.

1	The quoted performance of noted Pacific Capital Funds includes the performance of certain common trust fund (“Commingled”) accounts advised by Bank of Hawaii and managed the same as the Fund in all material respects, for periods dating back to 10/31/77 for the Pacific Capital Growth Stock Fund, the Pacific Capital Growth & Income Fund, the Pacific Capital High Grade Core Fixed Income Fund and the Pacific Capital Tax-Free Securities Fund, and to 3/31/88 for the Pacific Capital Tax-Free Short Intermediate Securities Fund and prior to the Funds’ commencement of operations, by share class, noted above. The Commingled accounts were not registered with the Securities and Exchange Commission under the Investment Company Act of 1940 and therefore were not subject to the investment restrictions imposed by law on registered mutual funds. If the Commingled accounts had been registered, the Commingled accounts’ performance may have been adversely affected.
2	Class C Shares performance prior to April 30, 2004 is based on the performance of the Class B Shares. Performance for any period prior to March 2, 1998, is based on the performance of the Class A Shares, which does not reflect the higher 12b-1 fees. Had the higher 12b-1 fees been reflected, total return figures may have been adversely affected.
3	Class C Shares performance prior to April 30, 2004 is based on the performance of the Class B Shares. Performance for Class A, Class B and Class C Shares for any period before its inception date is based on the performance of the Class Y Shares, which does not reflect the higher 12b-1 fees. Had the higher 12b-1 fees been reflected, total return figures may have been adversely affected.
4	Class C Shares performance prior to April 30, 2004 is based on the performance of the Class A Shares, which does not reflect the higher 12b-1 fees. Had the higher 12b-1 fees been reflected, total return figures may have been adversely affected.
5	Class C Shares performance prior to April 30, 2004 is based on the performance of the Class B Shares. Performance for any period prior to December 13, 1998, is based on the performance of the Class Y Shares, which does not reflect the higher 12b-1 fees. Had the higher 12b-1 fees been reflected, total return figures may have been adversely affected.
6	Class Y Shares performance prior to October 14, 1994 is based on the performance of the Class A Shares.
7	Class C Shares performance prior to April 30, 2004 is based on the performance of the Class B Shares. Performance for any period prior to August 1, 2000, is based on the performance of the Class Y Shares, which does not reflect the higher 12b-1 fees. Had the higher 12b-1 fees been reflected, total return figures may have been adversely affected.

See notes to finacial statements.

Table of Contents

Letter to Shareholders

Portfolio Composition

Statements of Assets and Liabilities

Statements of Operations

Statements of Changes in Net Assets

Schedules of Portfolio Investments

Notes to Financial Statements

Financial Highlights

Trustees and Officers

Board Determinations

Additional Information

Dear Shareholders:

As a part of a long-term business strategy, Bank of Hawaii will be further transitioning its asset management activities to an “open architecture” investment process that will provide a wider range of investment options to its clients than is currently the case. After exploring various alternatives for the future of the Pacific Capital Funds, AMG has recommended and the Board of Trustees of Pacific Capital Funds has approved the following transactions:

•

Reorganization of the New Asia Growth Fund, International Stock Fund, Small Cap Fund, and High Grade Core Fixed Income Fund into similar portfolios of Aberdeen Funds, a mutual fund group managed and administered by Aberdeen Asset Management, Inc. and its affiliates.

•

Reorganization of the Tax-Free Securities Fund and Tax-Free Short Intermediate Securities Fund into similar newly-organized portfolios of FundVantage Trust, a series of mutual funds administered by PNC Global Investment Servicing, Inc. AMG will be the investment manager of the new portfolios.

•

Liquidation of the Mid-Cap Fund, Growth Stock Fund, Growth and Income Fund, Value Fund, High Grade Short Intermediate Fixed Income Fund, and U.S. Government Short Fixed Income Fund at or about the same time as the reorganization of the other Funds.

The shareholders of each Pacific Capital Fund must approve that Fund’s reorganization. Shareholder meetings for that purpose will be held in June 2010. Further information about the proposed reorganizations will be included in proxy statements which are expected to be mailed in April 2010.

Thank you for the trust you have placed in us over the years to help you meet your financial goals.

Semi-Annual Review

The six-month period between August 2009 and January 2010 was characterized by the continuation of a very strong recovery in the financial markets. That recovery started early in 2009, several months before the beginning of the period, and gained in strength and scope as the period wore on.

The rebound in the financial markets was driven by several factors, including a steadily improving economy and a thawing of the credit markets. At the beginning of the period the government’s fiscal and monetary stimulus efforts began to gain traction. Federal stimulus money started to flow into the economy as a result of a number of initiatives, including tax credits and new spending on infrastructure, health care and other items.

The Federal Reserve maintained the federal funds rate at a range between 0.00% and 0.25%. The target range for short-term interest rates, which marked a historic low, was intended to stimulate the economy by sparking increased borrowing among corporations and consumers.

Employment was weak during the period. However, layoffs at many companies appeared to be the result of corporate restructuring to allow the firms to maintain profit levels, rather than warning signs that the companies were in financial distress. At the same time, there appeared to be significant stabilization in financial sector. Several of the financial institutions that received support from the government’s Troubled Asset Relief Program, or TARP, repaid that money. Improved health in the financial sector helped to loosen and stabilize the credit markets.

Investors grew increasingly confident that the economy and financial markets were repairing themselves after a protracted downturn. Meanwhile, historically low interest rates resulted in very low yields for traditionally safe assets such as Treasury bonds and money market securities. Investors reacted to those two factors by assuming more risk and pursuing investments that offered greater return potential, such as equities and higher-yielding fixed-income securities.

Equities rebound

Stocks performed well during the period, with every sector and investment style posting gains for the six months through January. The S&P 500 Index1 gained 9.87%, while small-cap stocks as measured by the Russell 2000® Index2 gained 8.86%. The MSCI EAFE Index3 of 21 developed foreign stock markets returned 7.02%.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-258-9232 or visit the Funds’ website at pacificcapitalfunds.com.

International stocks were among the best performers during the period. In particular, emerging markets stocks experienced very strong gains. Therefore, those stocks that performed very poorly prior to the recent market rebound benefited as investors became more comfortable with riskier areas of the market. Investors were also attracted to strong economic growth projections in many developing countries.

Value stocks outperformed growth shares: The Russell 3000® Value Index4, which tracks value-priced shares of all sizes, returned 10.70%, while the Russell 3000® Growth Index5 returned 9.64%. This trend was especially prevalent among small-cap stocks, which saw value outperform growth by more than three and a half percentage points.

Investors seek out yield

The fixed-income markets performed well during the six months through January 2010. The most sought-after areas of the fixed-income market included high-yield, municipal and investment-grade corporate bonds—a far cry from the environment in 2008 and early 2009, in which investors fled to the safety of Treasury and money market securities.

High-yield, municipal and investment-grade bonds performed well largely as a result of investors’ attraction to their yields, which generally were much higher than those offered by Treasuries and money market securities. What’s more, investors’ risk tolerances increased during the period, which benefited the performance of high-yield bonds.

The Treasury yield curve steepened. At the end of the period, shorter-term securities offered lower yields than at the beginning of the period, while yields on longer issues were considerably higher. We believe that yields on longer-term Treasuries rose as investors anticipated that the Federal Reserve in 2010 would begin phasing out its Treasury bond purchases, leading to a decline in demand for such securities.

Our perspective

We are cautiously optimistic about the current economic environment. We believe we will continue to see better corporate earnings, and expect investors to continue to be willing to take on investment risk. We think those factors may potentially drive better performance in both the equity and fixed-income markets. Still, we are monitoring conditions in the markets and economy closely, and we recognize that the outlook remains hazy.

The markets’ turbulence during the past several years underscores the importance of maintaining a strategic, long-term investment plan throughout good and bad market environments. Adhering to a plan that is appropriate for your goals and time horizon gives you the best opportunity to achieve your objectives, regardless of short-term market fluctuations.

If you have any questions or would like a Fund prospectus, we encourage you to contact your registered investment professional, call Pacific Capital Funds at (800) 258-9232 or visit our website at www.pacificcapitalfunds.com.

Sincerely,

Stephen K. Rodgers
Senior Vice President and Chief Investment Officer Asset Management Group of Bank of Hawaii

Past performance does not guarantee future results.

[1]	The Standard & Poor’s 500 Index (“S&P 500”) is an index of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. stock market as a whole.
[2]

The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 8% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

[3]

The Morgan Stanley Capital International Europe, Australasia and Far East (“MSCI EAFE”) Index is a free float-adjusted market capitalization index that is designed to measure equity performance of developed markets, excluding the U.S. and Canada.

[4]

The Russell 3000® Value Index measures the performance of the broad value segment of the U.S. equity universe. It includes those Russell 3000 companies with lower price-to-book ratios and lower forecasted growth values.

[5]

The Russell 3000® Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000 companies with higher price-to-book ratios and higher forecasted growth values.

The indices are unmanaged and do not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. It is not possible to invest directly in any index.

January 31, 2010 (Unaudited)

New Asia Growth Fund	%
Hong Kong	18.5
South Korea	16.0
Taiwan	14.7
Singapore	11.9
Papua New Guinea	9.3
Thailand	6.8
Malaysia	5.1
China	4.9
India	4.5
Philippines	3.9
Investment Companies	3.1
Indonesia	1.3

International Stock Fund	%
United Kingdom	14.8
Japan	11.7
France	9.7
China	9.4
Switzerland	8.5
Germany	5.8
Canada	4.9
Brazil	4.7
Australia	4.5
Spain	3.1
Hong Kong	2.8
Russia	2.5
South Korea	2.4
India	2.1
Denmark	1.7
Italy	1.4
Mexico	1.4
Sweden	1.1
Exchange Traded Funds-United States	1.0
Investment Companies	0.8
Luxembourg	0.8
Norway	0.7
Singapore	0.7
Taiwan	0.7
Belgium	0.6
Israel	0.6
Portugal	0.6
Chile	0.5
South Africa	0.5

Small Cap Fund	%
Consumer Discretionary	18.4
Information Technology	15.7
Health Care	13.9
Financials	13.4
Industrials	9.2
Consumer Staples	5.7
Real Estate Investment Trusts	5.5
Materials	3.1
Energy	2.9
Utilities	2.4
Services	2.1
Transportation	2.1
Cash Equivalents	1.4
Commercial Services	1.4
Telecommunications	1.3
Oil & Gas	1.0
Exchange Traded Funds	0.5

Mid-Cap Fund	%
Consumer Discretionary	18.4
Industrials	11.7
Financials	11.4
Health Care	11.3
Information Technology	11.3
Real Estate Investment Trusts	8.4
Consumer Staples	6.3
Utilities	6.0
Materials	3.3
Energy	3.2
Oil & Gas	3.1
Transportation	2.0
Investment Companies	1.3
Services	0.9
Technology	0.6
Telecommunication Services	0.6
Commercial Services	0.2

Growth Stock Fund	%
Information Technology	31.1
Health Care	14.3
Consumer Discretionary	12.2
Industrials	8.6
Energy	8.1
Consumer Staples	6.6
Financials	5.6
Oil & Gas	3.1
Telecommunications	2.6
Materials	2.0
Investment Companies	1.6
Real Estate Investment Companies	1.4
Transportation	1.1
Oil & Gas Services	0.9
Utilities	0.8

Growth and Income Fund	%
Information Technology	18.6
Consumer Discretionary	14.1
Financials	13.7
Health Care	13.4
Energy	9.6
Industrials	8.0
Consumer Staples	6.0
Telecommunications	4.3
Materials	3.2
Utilities	3.2
Oil & Gas	2.0
Investment Companies	1.6
Transportation	1.2
Real Estate Investment Trusts	1.1

Value Fund	%
Financials	21.1
Energy	15.5
Consumer Discretionary	11.3
Industrials	10.3
Health Care	9.5
Information Technology	6.7
Utilities	5.3
Telecommunications	4.3
Consumer Staples	4.1
Real Estate Investment Trusts	3.4
Materials	3.0
Oil & Gas	2.6
Investment Companies	1.5
Oil & Gas Services	0.8
Transportation	0.6

High Grade Core Fixed Income Fund[1]	%
Agency	46.0
Treasury	19.4
A	19.1
BAA	8.0
AA	5.2
AAA	1.9
Other	0.4

Tax-Free Securities Fund[1]	%
AA	51.8
AAA/Prerefunded	26.5
A	16.2
BBB	5.5

High Grade Short Intermediate Fixed Income Fund	%
Federal Home Loan Mortgage Corp.	37.5
Corporate Bonds	21.0
Federal National Mortgage Assoc.	20.4
U.S. Treasury Obligations	19.0
Investment Companies	1.2
Federal Home Loan Bank	0.9

Tax-Free Short Intermediate Securities Fund[1]	%
AAA/Prerefunded	41.1
AA	38.8
A	15.7
VMIGI	3.7
BBB	0.7

U.S. Government Short Fixed Income Fund	%
U.S. Treasury Obligations	49.6
Federal National Mortgage Assoc.	30.7
Federal Home Loan Mortgage Corp.	19.3
Investment Companies	0.4

*	The composition of the Funds’ portfolios is as of January 31, 2010 and subject to change.
[1]

Standard & Poor’s or Moody’s credit ratings are current opinions of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). A rating takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The issued credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

PACIFIC CAPITAL FUNDS

Statements of Assets and Liabilities

January 31, 2010

(Unaudited)

	New Asia Growth Fund	International Stock Fund	Small Cap Fund	Mid-Cap Fund
Assets:
Investments, at cost	$87,471,630	$91,880,920	$104,035,878	$27,342,483

Investments, at value	$94,693,436	$92,983,876	$110,103,802	$30,675,249
Foreign currency, at value (cost $234,382, $19,897, $— and $—, respectively)	232,946	19,786	—	—
Income receivable	69,229	50,294	58,130	33,408
Receivable for capital shares issued	7,001	26	150,240	603
Receivable for investments sold	1,194,776	736,241	4,055,254	—
Reclaims receivable	—	342,294	—	—
Prepaid expenses and other assets	9,283	10,967	14,326	3,416

Total Assets	96,206,671	94,143,484	114,381,752	30,712,676

Liabilities:
Cash overdraft	—	—	3,673,081	—
Payable for capital shares redeemed	194,400	34,928	817,892	971
Payable for investments purchased	337,353	676,957	783,138	—
Unrealized depreciation on forward foreign currency exchange contracts	761	— (a)	—	—
Accrued expenses and other payables:
Investment advisory fees	34,354	29,589	36,679	9,572
Sub-investment advisory fees	42,943	45,514	65,575	5,469
Administration and sub-administration fees	7,730	7,609	9,203	2,461
Distribution fees	1,262	517	15,209	237
Other fees	73,890	72,977	158,766	41,030

Total Liabilities	692,693	868,091	5,559,543	59,740

Net Assets:
Capital (no par value)	95,448,523	139,344,421	255,775,002	49,579,063
Undistributed (distributions in excess of) net investment income	(139,209)	(289,848)	(249,037)	9,144
Accumulated net realized losses from investments	(7,016,130)	(46,906,511)	(152,771,680)	(22,268,037)
Net unrealized appreciation on investments	7,220,794	1,127,331	6,067,924	3,332,766

Net Assets	$95,513,978	$93,275,393	$108,822,209	$30,652,936

Net Assets
Class A	$3,822,492	$1,322,130	$41,338,710	$506,705
Class B	38,455	46,608	503,798	—
Class C	401,166	186,147	5,911,718	136,779
Class Y	91,251,865	91,720,508	61,067,983	30,009,452

Total	$95,513,978	$93,275,393	$108,822,209	$30,652,936

Outstanding units of beneficial interest (shares)
Class A	304,779	193,828	3,860,682	66,193
Class B	3,357	7,463	51,727	—
Class C	35,165	29,883	615,126	18,459
Class Y	7,085,506	13,045,241	5,550,016	3,910,712

Total	7,428,807	13,276,415	10,077,551	3,995,364

Net Asset Value*
Class A—redemption price per share	$12.54	$6.82	$10.71	$7.66

Class A—maximum sales charge	5.25%	5.25%	5.25%	5.25%

Class A—Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent)	$13.23	$7.20	$11.30	$8.08

Class B—offering price per share**	$11.45	$6.25	$9.74	—

Class C—offering price per share**	$11.41	$6.23	$9.61	$7.41

Class Y—offering and redemption price per share	$12.87	$7.03	$11.01	$7.67

*	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
**	Redemption price per share varies based on length of time shares are held.
(a)	Rounds to less than $1.

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Statements of Assets and Liabilities, continued

January 31, 2010

(Unaudited)

	Growth Stock Fund	Growth and Income Fund	Value Fund	High Grade Core Fixed Income Fund
Assets:
Investments, at cost	$62,917,320	$58,942,734	$53,684,633	$188,277,943

Investments, at value	$67,461,067	$59,956,134	$54,258,623	$195,085,168
Income receivable	38,213	52,410	52,148	1,976,675
Receivable for capital shares issued	772	—	26	115,550
Receivable for investments sold	—	—	—	115,260
Prepaid expenses and other assets	14,295	13,149	6,531	22,918

Total Assets	67,514,347	60,021,693	54,317,328	197,315,571

Liabilities:
Distributions payable	—	—	—	99,017
Payable for capital shares redeemed	134,801	158,734	124,458	10,912
Accrued expenses and other payables:
Investment advisory fees	21,033	18,655	16,857	75,257
Sub-investment advisory fees	15,024	13,325	12,041	—
Administration and sub-administration fees	5,409	4,797	4,335	15,052
Compliance service fees	28	14	69	193
Distribution fees	2,314	1,452	1,022	1,390
Other fees	55,077	44,839	38,849	56,707

Total Liabilities	233,686	241,816	197,631	258,528

Net Assets:
Capital (no par value)	174,545,861	98,897,452	92,158,143	189,999,291
Undistributed (distributions in excess of) net investment income	(11,175)	(10,383)	(5,973)	9,262
Accumulated net realized gains (losses) from investments	(111,797,772)	(40,120,592)	(38,606,463)	241,265
Net unrealized appreciation on investments	4,543,747	1,013,400	573,990	6,807,225

Net Assets	$67,280,661	$59,779,877	$54,119,697	$197,057,043

Net Assets
Class A	$7,280,934	$4,469,747	$2,132,432	$3,700,799
Class B	369,995	149,579	207,557	275,724
Class C	375,145	329,809	391,217	429,073
Class Y	59,254,587	54,830,742	51,388,491	192,651,447

Total	$67,280,661	$59,779,877	$54,119,697	$197,057,043

Outstanding units of beneficial interest (shares)
Class A	949,213	447,324	341,909	330,787
Class B	52,759	16,043	34,116	24,703
Class C	53,501	35,469	64,086	38,428
Class Y	7,470,389	5,440,273	8,223,158	17,118,866

Total	8,525,862	5,939,109	8,663,269	17,512,784

Net Asset Value*
Class A—redemption price per share	$7.67	$9.99	$6.24	$11.19

Class A—maximum sales charge	5.25%	5.25%	5.25%	4.00%

Class A—Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent)	$8.09	$10.54	$6.59	$11.66

Class B—offering price per share**	$7.01	$9.32	$6.08	$11.16

Class C—offering price per share**	$7.01	$9.30	$6.11	$11.17

Class Y—offering and redemption price per share	$7.93	$10.08	$6.25	$11.25

*	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
**	Redemption price per share varies based on length of time shares are held.

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Statements of Assets and Liabilities, continued

January 31, 2010

(Unaudited)

	Tax-Free Securities Fund	High Grade Short Intermediate Fixed Income Fund	Tax-Free Short Intermediate Securities Fund	U.S. Government Short Fixed Income Fund
Assets:
Investments, at cost	$231,923,900	$50,976,030	$64,997,023	$67,664,981

Investments, at value	$244,232,525	$53,080,817	$66,596,666	$68,342,896
Income receivable	2,431,401	409,890	681,100	579,302
Receivable for capital shares issued	30,180	15,266	99,878	2,474
Receivable for investments sold	2,500,000	46,106	—	—
Prepaid expenses and other assets	26,458	6,173	6,423	7,449

Total Assets	249,220,564	53,558,252	67,384,067	68,932,121

Liabilities:
Cash overdraft	647,821	—	—	—
Distributions payable	125,620	26,303	12,610	10,705
Payable for capital shares redeemed	638,671	102,646	4,859	805,213
Payable for investments purchased	1,339,604	—	—	—
Accrued expenses and other payables:
Investment advisory fees	94,594	4,049	22,502	5,971
Administration and sub-administration fees	18,919	4,199	5,063	5,253
Compliance service fees	428	165	186	177
Distribution fees	1,336	841	378	1,260
Other fees	59,714	29,297	32,354	29,361

Total Liabilities	2,926,707	167,500	77,952	857,940

Net Assets:
Capital (no par value)	236,013,414	52,068,327	66,536,457	67,974,378
Undistributed (distributions in excess of) net investment income	(1)	(26,656)	(3)	—
Accumulated net realized losses from investments	(2,028,181)	(755,706)	(829,982)	(578,112)
Net unrealized appreciation on investments	12,308,625	2,104,787	1,599,643	677,915

Net Assets	$246,293,857	$53,390,752	$67,306,115	$68,074,181

Net Assets
Class A	$6,084,687	$1,444,983	$1,782,615	$1,727,649
Class B	41,211	—	—	152,548
Class C	—	564,837	—	902,647
Class Y	240,167,959	51,380,932	65,523,500	65,291,337

Total	$246,293,857	$53,390,752	$67,306,115	$68,074,181

Outstanding units of beneficial interest (shares)
Class A	607,064	142,461	173,096	165,653
Class B	4,110	—	—	14,631
Class C	—	55,732	—	86,519
Class Y	23,863,054	5,056,392	6,327,344	6,254,451

Total	24,474,228	5,254,585	6,500,440	6,521,254

Net Asset Value*
Class A—redemption price per share	$10.02	$10.14	$10.30	$10.43

Class A—maximum sales charge	4.00%	2.25%	2.25%	2.25%

Class A—Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent)	$10.44	$10.37	$10.54	$10.67

Class B—offering price per share**	$10.03	$—	$—	$10.43

Class C—offering price per share**	$—	$10.13	$—	$10.43

Class Y—offering and redemption price per share	$10.06	$10.16	$10.35	$10.44

*	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
**	Redemption price per share varies based on length of time shares are held.

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Statements of Operations

Period Ended January 31, 2010

(Unaudited)

	New Asia Growth Fund	International Stock Fund	Small Cap Fund	Mid-Cap Fund
Investment Income:
Dividend income	$944,608	$718,193	$904,927	$353,229
Foreign tax withholding	(85,859)	(44,049)	(27)	—

Total Investment Income	858,749	674,144	904,900	353,229

Expenses:
Investment advisory fees	193,437	219,633	299,018	95,800
Sub-investment advisory fees	241,796	265,346	403,358	31,933
Administration and sub-administration fees	43,524	43,927	57,468	14,370
Distribution fees—Class A	8,118	2,844	102,981	1,086
Distribution fees—Class B	208	255	2,988	—
Distribution fees—Class C	2,099	1,017	34,378	726
Accounting fees	46,712	51,141	59,488	16,335
Compliance service fees	6,493	6,718	9,385	2,268
Custodian fees	93,596	82,322	38,902	27,132
Transfer agent fees	32,101	29,512	125,421	26,634
Trustee fees	8,201	8,306	11,827	2,886
Other fees	45,827	58,340	137,068	16,901

Total expenses before reductions	722,112	769,361	1,282,282	236,071
Less expenses waived/reimbursed by the Adviser	—	(48,807)	(87,486)	(39,916)
Less expenses waived by the Distributor—Class A	(3,044)	(1,066)	(38,618)	(407)
Less expenses waived by the Distributor—Class B	—	—	(2,241)	—

Net Expenses	719,068	719,488	1,153,937	195,748

Net Investment Income (Loss)	139,681	(45,344)	(249,037)	157,481

Realized/Unrealized Gains (Losses) from Investments and Foreign Currency Transactions:
Net realized gains (losses) from investments and foreign currency transactions	1,273,439	(672,077)	6,618,877	1,369,819
Change in unrealized appreciation/depreciation on investments and foreign currency transactions	2,567,641	5,851,547	4,359,339	1,831,492

Net realized/unrealized gains from investments and foreign currency transactions	3,841,080	5,179,470	10,978,216	3,201,311

Change in net assets resulting from operations	$3,980,761	$5,134,126	$10,729,179	$3,358,792

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Statements of Operations, continued

Period Ended January 31, 2010

(Unaudited)

	Growth Stock Fund	Growth and Income Fund	Value Fund	High Grade Core Fixed Income Fund
Investment Income:
Dividend income	$571,080	$654,496	$668,733	$68
Interest income	—	—	—	4,542,866

Total Investment Income	571,080	654,496	668,733	4,542,934

Expenses:
Investment advisory fees	198,147	177,208	162,218	603,021
Sub-investment advisory fees	90,067	80,549	73,735	—
Administration and sub-administration fees	32,425	28,998	26,545	90,455
Distribution fees—Class A	15,384	9,690	4,671	7,405
Distribution fees—Class B	2,154	1,003	1,219	1,864
Distribution fees—Class C	2,082	1,850	2,217	2,217
Accounting fees	30,045	26,526	25,388	86,540
Compliance service fees	5,188	4,631	4,298	14,026
Custodian fees	17,895	15,002	17,266	12,111
Transfer agent fees	46,405	37,295	29,031	31,464
Trustee fees	6,536	5,907	5,466	18,036
Other fees	53,635	45,517	28,972	80,493

Total expenses before reductions	499,963	434,176	381,026	947,632
Less expenses waived/reimbursed by the Adviser	(72,054)	(64,440)	(58,989)	(150,755)
Less expenses waived by the Distributor—Class A	(5,769)	(3,634)	(1,752)	(2,777)

Net Expenses	422,140	366,102	320,285	794,100

Net Investment Income	148,940	288,394	348,448	3,748,834

Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investments	(1,030,288)	(1,221,301)	357,177	881,006
Change in unrealized appreciation/depreciation on investments	6,045,792	5,994,861	4,781,774	2,824,529

Net realized/unrealized gains from investments	5,015,504	4,773,560	5,138,951	3,705,535

Change in net assets resulting from operations	$5,164,444	$5,061,954	$5,487,399	$7,454,369

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Statements of Operations, continued

Period Ended January 31, 2010

(Unaudited)

	Tax-Free Securities Fund	High Grade Short Intermediate Fixed Income Fund	Tax-Free Short Intermediate Securities Fund	U.S. Government Short Fixed Income Fund
Investment Income:
Dividend income	$5,031	$179	$4,263	$41
Interest income	5,491,895	1,125,222	715,662	562,664

Total Investment Income	5,496,926	1,125,401	719,925	562,705

Expenses:
Investment advisory fees	747,878	138,469	160,041	138,444
Administration and sub-administration fees	112,184	24,925	28,808	31,150
Distribution fees—Class A	12,071	2,723	3,627	3,480
Distribution fees—Class B	833	—	—	895
Distribution fees—Class C	35	2,647	34	4,708
Accounting fees	103,766	27,460	28,865	29,156
Compliance service fees	16,906	3,829	4,249	4,755
Custodian fees	12,825	8,622	13,099	8,758
Transfer agent fees	27,802	26,323	25,764	27,331
Trustee fees	22,184	5,017	5,621	6,188
Other fees	91,575	24,433	25,731	33,603

Total expenses before reductions	1,148,059	264,448	295,839	288,468
Less expenses waived/reimbursed by the Adviser	(186,970)	(115,165)	(32,008)	(105,224)
Less expenses waived by the Distributor—Class A	(4,527)	(1,021)	(1,360)	(1,305)

Net Expenses	956,562	148,262	262,471	181,939

Net Investment Income	4,540,364	977,139	457,454	380,766

Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investments	92,725	272,898	7,222	(2,628)
Change in unrealized appreciation/depreciation on investments	2,158,793	456,982	212,949	177,738

Net realized/unrealized gains from investments	2,251,518	729,880	220,171	175,110

Change in net assets resulting from operations	$6,791,882	$1,707,019	$677,625	$555,876

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Statements of Changes in Net Assets

	New Asia Growth Fund		International Stock Fund		Small Cap Fund
	Period Ended January 31, 2010	Year Ended July 31, 2009	Period Ended January 31, 2010	Year Ended July 31, 2009	Period Ended January 31, 2010	Year Ended July 31, 2009
	(Unaudited)		(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$139,681	$755,687	$(45,344)	$903,442	$(249,037)	$(786,243)
Net realized gains (losses) from investments and foreign currency transactions	1,273,439	(8,539,204)	(672,077)	(45,609,416)	6,618,877	(100,758,044)
Net realized gains (losses) from futures	—	—	—	—	—	(283,712)
Change in unrealized appreciation/depreciation on investments and foreign currency transactions	2,567,641	(4,365,208)	5,851,547	(5,784,197)	4,359,339	9,452,952

Change in net assets resulting from operations	3,980,761	(12,148,725)	5,134,126	(50,490,171)	10,729,179	(92,375,047)

Distributions to Class A Shareholders:
From net investment income	(2,780)	(28,520)	—	(3,375)	—	—
From net realized gains	—	(664,868)	—	(228,207)	—	(287,280)
From tax return of capital	—	—	—	(2,147)	—	—
Distributions to Class B Shareholders:
From net investment income	—	(568)	—	—	—	—
From net realized gains	—	(19,278)	—	(17,199)	—	(3,806)
From tax return of capital	—	—	—	(63)	—	—
Distributions to Class C Shareholders:
From net investment income	—	(2,751)	—	—	—	—
From net realized gains	—	(90,936)	—	(67,080)	—	(43,196)
From tax return of capital	—	—	—	(299)	—	—
Distributions to Class Y Shareholders:
From net investment income	(113,103)	(582,674)	—	(437,376)	—	—
From net realized gains	—	(10,997,817)	—	(20,315,206)	—	(466,969)
From tax return of capital	—	—	—	(178,285)	—	—

Change in net assets from shareholder distributions	(115,883)	(12,387,412)	—	(21,249,237)	—	(801,251)

Capital Transactions:
Change in net assets from capital share transactions	10,067,243	7,298,484	7,384,166	(32,451,516)	(35,172,390)	(86,346,767)

Change in net assets	13,932,121	(17,237,653)	12,518,292	(104,190,924)	(24,443,211)	(179,523,065)

Net Assets:
Beginning of year	81,581,857	98,819,510	80,757,101	184,948,025	133,265,420	312,788,485

End of year	$95,513,978	$81,581,857	$93,275,393	$80,757,101	$108,822,209	$133,265,420

Undistributed (distributions in excess of) net investment income	$(139,209)	$(163,007)	$(289,848)	$(244,504)	$(249,037)	$—

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Statements of Changes in Net Assets, continued

	New Asia Growth Fund		International Stock Fund		Small Cap Fund
	Period Ended January 31, 2010	Year Ended July 31, 2009	Period Ended January 31, 2010	Year Ended July 31, 2009	Period Ended January 31, 2010	Year Ended July 31, 2009
	(Unaudited)		(Unaudited)		(Unaudited)
Capital Transactions:
Class A:
Proceeds from shares issued	$169,538	$1,290,731	$196,671	$321,788	$4,100,288	$19,252,930
Dividends reinvested	2,480	609,441	—	187,513	—	265,528
Cost of shares redeemed	(304,150)	(1,790,719)	(193,960)	(321,376)	(22,972,959)	(50,459,393)

Change in net assets from Class A	$(132,132)	$109,453	$2,711	$187,925	$(18,872,671)	$(30,940,935)

Class B:
Proceeds from shares issued	$—	$14	$—	$—	$—	$1,813
Dividends reinvested	—	11,571	—	14,365	—	3,557
Cost of shares redeemed	(9,224)	(56,026)	(5,216)	(71,619)	(201,108)	(417,697)

Change in net assets from Class B	$(9,224)	$(44,441)	$(5,216)	$(57,254)	$(201,108)	$(412,327)

Class C:
Proceeds from shares issued	$20,000	$78,255	$13,233	$84,209	$688	$719,942
Dividends reinvested	—	93,687	—	67,380	—	39,260
Cost of shares redeemed	(19,971)	(274,045)	(33,854)	(225,783)	(2,030,050)	(5,326,435)

Change in net assets from Class C	$29	$(102,103)	$(20,621)	$(74,194)	$(2,029,362)	$(4,567,233)

Class Y:
Proceeds from shares issued	$17,037,812	$25,514,120	$17,031,065	$6,172,005	$4,089,219	$29,812,102
Dividends reinvested	47,291	11,132,848	—	20,310,900	—	439,981
Cost of shares redeemed	(6,876,533)	(29,311,393)	(9,623,773)	(58,990,898)	(18,158,468)	(80,678,355)

Change in net assets from Class Y	$10,208,570	$7,335,575	$7,407,292	$(32,507,993)	$(14,069,249)	$(50,426,272)

Change in net assets from capital transactions	$10,067,243	$7,298,484	$7,384,166	$(32,451,516)	$(35,172,390)	$(86,346,767)

Share Transactions:
Class A:
Issued	13,262	124,683	28,554	56,582	386,944	2,142,099
Reinvested	191	69,895	—	38,425	—	31,423
Redeemed	(23,284)	(163,774)	(27,372)	(45,752)	(2,148,160)	(5,490,925)

Net change in Class A	(9,831)	30,804	1,182	49,255	(1,761,216)	(3,317,403)

Class B:
Issued	—	—	—	—	—	265
Reinvested	—	1,445	—	3,207	—	463
Redeemed	(824)	(5,579)	(804)	(9,973)	(21,032)	(48,713)

Net change in Class B	(824)	(4,134)	(804)	(6,766)	(21,032)	(47,985)

Class C:
Issued	1,797	8,071	2,152	16,249	76	82,057
Reinvested	—	11,746	—	15,074	—	5,132
Redeemed	(1,697)	(24,616)	(5,241)	(40,040)	(212,930)	(653,137)

Net change in Class C	100	(4,799)	(3,089)	(8,717)	(212,854)	(565,948)

Class Y:
Issued	1,351,246	2,332,512	2,498,167	956,987	376,720	3,125,164
Reinvested	3,556	1,250,908	—	4,050,763	—	50,806
Redeemed	(521,042)	(2,529,919)	(1,328,847)	(8,733,942)	(1,666,289)	(8,927,671)

Net change in Class Y	833,760	1,053,501	1,169,320	(3,726,192)	(1,289,569)	(5,751,701)

Change in shares	823,205	1,075,372	1,166,609	(3,692,420)	(3,284,671)	(9,683,037)

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Statements of Changes in Net Assets, continued

	Mid-Cap Fund		Growth Stock Fund		Growth and Income Fund
	Period Ended January 31, 2010	Year Ended July 31, 2009	Period Ended January 31, 2010	Year Ended July 31, 2009	Period Ended January 31, 2010	Year Ended July 31, 2009
	(Unaudited)		(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income	$157,481	$293,100	$148,940	$639,739	$288,394	$1,150,153
Net realized gains (losses) from investments	1,369,819	(18,971,714)	(1,030,288)	(30,155,245)	(1,221,301)	(29,435,660)
Change in unrealized appreciation/depreciation on investments	1,831,492	3,275,652	6,045,792	2,921,766	5,994,861	552,595

Change in net assets resulting from operations	3,358,792	(15,402,962)	5,164,444	(26,593,740)	5,061,954	(27,732,912)

Distributions to Class A Shareholders:
From net investment income	(2,024)	(1,980)	(9,478)	(38,087)	(19,542)	(52,988)
Distributions to Class B Shareholders:
From net investment income	—	—	—	(1,440)	(80)	(2,958)
Distributions to Class C Shareholders:
From net investment income	(217)	(457)	—	(1,358)	(97)	(5,514)
Distributions to Class Y Shareholders:
From net investment income	(157,827)	(278,932)	(150,637)	(605,741)	(306,928)	(1,106,658)

Change in net assets from shareholder distributions	(160,068)	(281,369)	(160,115)	(646,626)	(326,647)	(1,168,118)

Capital Transactions:
Change in net assets from capital share transactions	(4,679,565)	(8,146,322)	(13,403,511)	(25,386,751)	(14,204,153)	(18,192,720)

Change in net assets	(1,480,841)	(23,830,653)	(8,399,182)	(52,627,117)	(9,468,846)	(47,093,750)

Net Assets:
Beginning of year	32,133,777	55,964,430	75,679,843	128,306,960	69,248,723	116,342,473

End of year	$30,652,936	$32,133,777	$67,280,661	$75,679,843	$59,779,877	$69,248,723

Undistributed (distributions in excess of) net investment income	$9,144	$11,731	$(11,175)	$—	$(10,383)	$27,870

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Statements of Changes in Net Assets, continued

	Mid-Cap Fund		Growth Stock Fund		Growth and Income Fund
	Period Ended January 31, 2010	Year Ended July 31, 2009	Period Ended January 31, 2010	Year Ended July 31, 2009	Period Ended January 31, 2010	Year Ended July 31, 2009
	(Unaudited)		(Unaudited)		(Unaudited)
Capital Transactions:
Class A:
Proceeds from shares issued	$46,689	$135,126	$330,275	$1,757,752	$259,419	$1,026,862
Dividends reinvested	1,673	1,612	8,845	35,400	18,579	50,364
Cost of shares redeemed	(99,328)	(58,487)	(915,045)	(943,910)	(756,757)	(642,490)

Change in net assets from Class A	$(50,966)	$78,251	$(575,925)	$849,242	$(478,759)	$434,736

Class B:
Proceeds from shares issued			$—	$—	$—	$20
Dividends reinvested			—	1,289	75	2,662
Cost of shares redeemed			(142,315)	(1,275,009)	(104,216)	(593,386)

Change in net assets from Class B			$(142,315)	$(1,273,720)	$(104,141)	$(590,704)

Class C:
Proceeds from shares issued	$—	$54,956	$—	$149,355	$—	$160,132
Dividends reinvested	217	457	—	1,358	97	5,514
Cost of shares redeemed	(22,175)	(196,664)	(94,550)	(736,147)	(94,965)	(767,117)

Change in net assets from Class C	$(21,958)	$(141,251)	$(94,550)	$(585,434)	$(94,868)	$(601,471)

Class Y:
Proceeds from shares issued	$791,455	$6,151,753	$2,059,673	$11,826,933	$2,023,973	$12,082,284
Dividends reinvested	21,080	64,693	51,732	218,670	94,684	359,710
Cost of shares redeemed	(5,419,176)	(14,299,768)	(14,702,126)	(36,422,442)	(15,645,042)	(29,877,275)

Change in net assets from Class Y	$(4,606,641)	$(8,083,322)	$(12,590,721)	$(24,376,839)	$(13,526,385)	$(17,435,281)

Change in net assets from capital transactions	$(4,679,565)	$(8,146,322)	$(13,403,511)	$(25,386,751)	$(14,204,153)	$(18,192,720)

Share Transactions:
Class A:
Issued	6,135	22,391	43,140	264,975	25,813	117,913
Reinvested	215	279	1,134	5,482	1,841	5,828
Redeemed	(12,870)	(8,651)	(118,909)	(140,217)	(74,902)	(70,451)

Net change in Class A	(6,520)	14,019	(74,635)	130,240	(47,248)	53,290

Class B:
Issued			—	—	—	2
Reinvested			—	226	8	334
Redeemed			(20,498)	(205,979)	(11,143)	(70,735)

Net change in Class B			(20,498)	(205,753)	(11,135)	(70,399)

Class C:
Issued	—	9,297	—	24,616	—	19,330
Reinvested	28	83	—	238	10	698
Redeemed	(2,977)	(29,420)	(13,395)	(117,501)	(10,089)	(91,610)

Net change in Class C	(2,949)	(20,040)	(13,395)	(92,647)	(10,079)	(71,582)

Class Y:
Issued	101,261	1,051,847	251,348	1,702,366	194,290	1,390,452
Reinvested	2,716	11,072	6,415	32,759	9,296	41,281
Redeemed	(734,277)	(2,387,083)	(1,898,161)	(5,472,691)	(1,591,372)	(3,394,502)

Net change in Class Y	(630,300)	(1,324,164)	(1,640,398)	(3,737,566)	(1,387,786)	(1,962,769)

Change in shares	(639,769)	(1,330,185)	(1,748,926)	(3,905,726)	(1,456,248)	(2,051,460)

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Statements of Changes in Net Assets, continued

	Value Fund		High Grade Core Fixed Income Fund		Tax-Free Securities Fund
	Period Ended January 31, 2010	Year Ended July 31, 2009	Period Ended January 31, 2010	Year Ended July 31, 2009	Period Ended January 31, 2010 (a)	Year Ended July 31, 2009
	(Unaudited)		(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income	$348,448	$1,571,178	$3,748,834	$10,170,833	$4,540,364	$10,168,370
Net realized gains (losses) from investments	357,177	(33,417,085)	881,006	789,365	92,725	(2,120,906)
Change in unrealized appreciation on investments	4,781,774	7,835,932	2,824,529	4,772,498	2,158,793	2,752,064

Change in net assets resulting from operations	5,487,399	(24,009,975)	7,454,369	15,732,696	6,791,882	10,799,528

Distributions to Class A Shareholders:
From net investment income	(12,591)	(32,053)	(64,083)	(122,040)	(103,856)	(204,462)
From net realized gains	—	—	(4,465)	—	—	(6,985)
Distributions to Class B Shareholders:
From net investment income	(398)	(3,773)	(5,068)	(23,521)	(2,225)	(18,145)
From net realized gains	—	—	(387)	—	—	(956)
Distributions to Class C Shareholders:
From net investment income	(630)	(9,484)	(6,027)	(23,972)	(94)	(349)
From net realized gains	—	—	(504)	—	—	(16)
Distributions to Class Y Shareholders:
From net investment income	(368,296)	(1,497,601)	(3,623,205)	(9,873,931)	(4,463,298)	(9,916,410)
From net realized gains	—	—	(228,570)	—	—	(333,728)

Change in net assets from shareholder distributions	(381,915)	(1,542,911)	(3,932,309)	(10,043,464)	(4,569,473)	(10,481,051)

Capital Transactions:
Change in net assets from capital share transactions	(15,095,332)	(18,779,184)	(9,070,263)	(86,898,398)	4,540,836	(20,846,984)

Change in net assets	(9,989,848)	(44,332,070)	(5,548,203)	(81,209,166)	6,763,245	(20,528,507)

Net Assets:
Beginning of year	64,109,545	108,441,615	202,605,246	283,814,412	239,530,612	260,059,119

End of year	$54,119,697	$64,109,545	$197,057,043	$202,605,246	$246,293,857	$239,530,612

Undistributed (distributions in excess of) net investment income	$(5,973)	$27,494	$9,262	$(41,189)	$(1)	$29,108

(a)	Effective November 27, 2009, all Class C shares of this Fund were redeemed and Class C shares were no longer offered.

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Statements of Changes in Net Assets, continued

	Value Fund		High Grade Core Fixed Income Fund		Tax-Free Securities Fund
	Period Ended January 31, 2010	Year Ended July 31, 2009	Period Ended January 31, 2010	Year Ended July 31, 2009	Period Ended January 31, 2010 (a)	Year Ended July 31, 2009
	(Unaudited)		(Unaudited)		(Unaudited)
Capital Transactions:
Class A:
Proceeds from shares issued	$250,883	$659,700	$629,798	$1,236,816	$548,773	$1,053,806
Dividends reinvested	10,814	25,493	54,410	95,436	62,548	124,460
Cost of shares redeemed	(471,230)	(260,416)	(404,815)	(1,313,720)	(479,815)	(424,436)

Change in net assets from Class A	$(209,533)	$424,777	$279,393	$18,532	$131,506	$753,830

Class B:
Proceeds from shares issued	$—	$3,388	$—	$1,891	$—	$—
Dividends reinvested	330	3,248	5,031	18,203	2,130	11,903
Cost of shares redeemed	(63,566)	(160,731)	(254,084)	(395,513)	(231,424)	(471,835)

Change in net assets from Class B	$(63,236)	$(154,095)	$(249,053)	$(375,419)	$(229,294)	$(459,932)

Class C:
Proceeds from shares issued	$—	$176,322	$18,644	$127,115	$—	$(31)
Dividends reinvested	630	9,483	6,476	23,758	96	365
Cost of shares redeemed	(118,912)	(723,636)	(66,536)	(565,165)	(11,531)	—

Change in net assets from Class C	$(118,282)	$(537,831)	$(41,416)	$(414,292)	$(11,435)	$334

Class Y:
Proceeds from shares issued	$1,850,977	$9,229,528	$14,590,658	$25,304,699	$27,647,025	$44,671,807
Dividends reinvested	93,430	422,435	722,053	2,231,165	12,648	365,071
Cost of shares redeemed	(16,648,688)	(28,163,998)	(24,371,898)	(113,663,083)	(23,009,614)	(66,178,094)

Change in net assets from Class Y	$(14,704,281)	$(18,512,035)	$(9,059,187)	$(86,127,219)	$4,650,059	$(21,141,216)

Change in net assets from capital transactions	$(15,095,332)	$(18,779,184)	$(9,070,263)	$(86,898,398)	$4,540,836	$(20,846,984)

Share Transactions:
Class A:
Issued	39,941	128,185	56,895	114,300	54,378	106,580
Reinvested	1,721	4,806	4,885	8,875	6,239	12,751
Redeemed	(74,383)	(48,687)	(36,358)	(122,509)	(47,951)	(43,536)

Net change in Class A	(32,721)	84,304	25,422	666	12,666	75,795

Class B:
Issued	—	683	—	172	—	—
Reinvested	54	632	453	1,700	212	1,223
Redeemed	(10,328)	(29,719)	(23,095)	(37,043)	(22,963)	(48,137)

Net change in Class B	(10,274)	(28,404)	(22,642)	(35,171)	(22,751)	(46,914)

Class C:
Issued	—	33,963	1,677	11,868	—	—
Reinvested	102	1,859	583	2,218	10	37
Redeemed	(19,237)	(134,274)	(5,984)	(52,483)	(1,149)	—

Net change in Class C	(19,135)	(98,452)	(3,724)	(38,397)	(1,139)	37

Class Y:
Issued	287,154	1,790,583	1,306,231	2,343,136	2,749,246	4,541,880
Reinvested	14,838	79,510	64,444	206,647	1,257	39,020
Redeemed	(2,721,150)	(5,248,484)	(2,187,595)	(10,525,633)	(2,283,176)	(6,747,130)

Net change in Class Y	(2,419,158)	(3,378,391)	(816,920)	(7,975,850)	467,327	(2,166,230)

Change in shares	(2,481,288)	(3,420,943)	(817,864)	(8,048,752)	456,103	(2,137,312)

(a)	Effective November 27, 2009, all Class C shares of this Fund were redeemed and Class C shares were no longer offered.

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Statements of Changes in Net Assets, continued

	High Grade Short Intermediate Fixed Income Fund		Tax-Free Short Intermediate Securities Fund		U.S. Government Short Fixed Income Fund
	Period Ended January 31, 2010	Year Ended July 31, 2009	Period Ended January 31, 2010 (a)	Year Ended July 31, 2009	Period Ended January 31, 2010	Year Ended July 31, 2009
	(Unaudited)		(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income	$977,139	$2,364,817	$457,454	$1,327,847	$380,766	$1,495,618
Net realized gains (losses) from investments	272,898	663,174	7,222	(82,600)	(2,628)	1,572,643
Change in unrealized appreciation (depreciation) on investments	456,982	1,374,033	212,949	708,487	177,738	(584,570)

Change in net assets resulting from operations	1,707,019	4,402,024	677,625	1,953,734	555,876	2,483,691

Distributions to Class A Shareholders:
From net investment income	(22,648)	(39,661)	(10,257)	(33,725)	(7,608)	(46,855)
Distributions to Class B Shareholders:
From net investment income	—	—	—	—	(109)	(4,778)
Distributions to Class C Shareholders:
From net investment income	(6,823)	(13,966)	(13)	(171)	(577)	(10,828)
Distributions to Class Y Shareholders:
From net investment income	(955,681)	(2,388,712)	(425,884)	(1,317,060)	(372,472)	(1,433,157)

Change in net assets from shareholder distributions	(985,152)	(2,442,339)	(436,154)	(1,350,956)	(380,766)	(1,495,618)

Capital Transactions:
Change in net assets from capital share transactions	(5,302,868)	(7,682,970)	4,110,759	12,832,358	(1,986,434)	(6,432,935)

Change in net assets	(4,581,001)	(5,723,285)	4,352,230	13,435,136	(1,811,324)	(5,444,862)

Net Assets:
Beginning of year	57,971,753	63,695,038	62,953,885	49,518,749	69,885,505	75,330,367

End of year	$53,390,752	$57,971,753	$67,306,115	$62,953,885	$68,074,181	$69,885,505

Undistributed (distributions in excess of) net investment income	$(26,656)	$(18,643)	$(3)	$(21,303)	$—	$—

(a)	Effective November 27, 2009, all Class C shares of this Fund were redeemed and Class C shares were no longer offered.

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Statements of Changes in Net Assets, continued

	High Grade Short Intermediate Fixed Income Fund		Tax-Free Short Intermediate Securities Fund		U.S. Government Short Fixed Income Fund
	Period Ended January 31, 2010	Year Ended July 31, 2009	Period Ended January 31, 2010 (a)	Year Ended July 31, 2009	Period Ended January 31, 2010	Year Ended July 31, 2009
	(Unaudited)		(Unaudited)		(Unaudited)
Capital Transactions:
Class A:
Proceeds from shares issued	$291,173	$273,421	$27,044	$605,312	$159,832	$790,373
Dividends reinvested	20,421	35,826	8,962	27,245	7,323	34,944
Cost of shares redeemed	(99,071)	(148,855)	(89,615)	(777,631)	(150,871)	(1,938,921)

Change in net assets from Class A	$212,523	$160,392	$(53,609)	$(145,074)	$16,284	$(1,113,604)

Class B:
Proceeds from shares issued					$—	$17,338
Dividends reinvested					108	4,461
Cost of shares redeemed					(61,633)	(268,025)

Change in net assets from Class B					$(61,525)	$(246,226)

Class C:
Proceeds from shares issued	$256,445	$204,463	$—	$—	$—	$517,208
Dividends reinvested	6,507	13,815	15	172	569	10,652
Cost of shares redeemed	(143,591)	(257,142)	(11,037)	—	(108,998)	(461,712)

Change in net assets from Class C	$119,361	$(38,864)	$(11,022)	$172	$(108,429)	$66,148

Class Y:
Proceeds from shares issued	$10,422,690	$15,734,795	$17,566,896	$27,121,911	$8,584,196	$13,934,900
Dividends reinvested	202,579	580,677	1,004	3,964	132,579	495,372
Cost of shares redeemed	(16,260,021)	(24,119,970)	(13,392,510)	(14,148,615)	(10,549,539)	(19,569,525)

Change in net assets from Class Y	$(5,634,752)	$(7,804,498)	$4,175,390	$12,977,260	$(1,832,764)	$(5,139,253)

Change in net assets from capital transactions	$(5,302,868)	$(7,682,970)	$4,110,759	$12,832,358	$(1,986,434)	$(6,432,935)

Share Transactions:
Class A:
Issued	28,750	27,534	2,634	59,232	15,339	76,556
Reinvested	2,022	3,644	873	2,678	703	3,374
Redeemed	(9,784)	(15,195)	(8,736)	(76,400)	(14,463)	(186,066)

Net change in Class A	20,988	15,983	(5,229)	(14,490)	1,579	(106,136)

Class B:
Issued					—	1,676
Reinvested					10	431
Redeemed					(5,919)	(25,816)

Net change in Class B					(5,909)	(23,709)

Class C:
Issued	25,343	20,729	—	—	—	49,905
Reinvested	645	1,406	1	17	55	1,030
Redeemed	(14,188)	(26,043)	(1,073)	—	(10,460)	(44,441)

Net change in Class C	11,800	(3,908)	(1,072)	17	(10,405)	6,494

Class Y:
Issued	1,031,408	1,596,815	1,701,341	2,644,094	822,768	1,340,777
Reinvested	20,025	59,036	97	388	12,706	47,792
Redeemed	(1,611,147)	(2,446,981)	(1,298,316)	(1,382,504)	(1,011,153)	(1,888,122)

Net change in Class Y	(559,714)	(791,130)	403,122	1,261,978	(175,679)	(499,553)

Change in shares	(526,926)	(779,055)	396,821	1,247,505	(190,414)	(622,904)

(a)	Effective November 27, 2009, all Class C shares of this Fund were redeemed and Class C shares were no longer offered.

See notes to financial statements.

PACIFIC CAPITAL FUNDS

New Asia Growth Fund

Schedule of Portfolio Investments

January 31, 2010

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks (96.0%)
China (4.9%)
Consumer Discretionary (2.8%)
813,000	China Resources Enterprise Ltd.	2,680,818

Telecommunications (2.1%)
4,718,000	China Telecom Corp. Ltd., Class H	1,968,973

		4,649,791

Hong Kong (18.2%)
Consumer Discretionary (4.9%)
398,000	Cheung Kong Holdings Ltd.	4,718,932

Energy (2.6%)
1,714,500	CNOOC Ltd.	2,438,055

Financials (0.3%)
65,000	Hang Lung Group Ltd.	293,034

Industrials (4.3%)
372,000	Swire Pacific Ltd., Class A	4,065,665

Utilities (6.1%)
232,500	CLP Holdings Ltd.	1,572,241
1,963,680	Hong Kong & China Gas Co. Ltd.	4,294,823

		5,867,064

		17,382,750

India (4.5%)
Information Technology (4.5%)
83,500	Infosys Technologies Ltd., ADR	4,334,485

Indonesia (1.3%)
Telecommunications (1.3%)
1,245,000	PT Telekomunikasi Indonesia	1,245,666

Malaysia (5.1%)
Financials (1.7%)
435,400	CIMB Group Holdings Bhd	1,616,945

Industrials (3.4%)
2,181,062	IOI Corp. Berhad	3,294,945

		4,911,890

Papua New Guinea (9.2%)
Metals and Mining (9.2%)
3,584,631	Lihir Gold Ltd.	8,781,587

Philippines (3.9%)
Financials (1.8%)
273,758	Ayala Corp.	1,707,675

Telecommunications (2.1%)
13,590	Philippine Long Distance Telephone Co.	780,497
22,800	Philippine Long Distance Telephone Co., ADR	1,276,116

		2,056,613

		3,764,288

Singapore (11.8%)
Consumer Staples (1.6%)
517,000	Fraser & Neave Ltd.	1,529,782

Shares	Security Description	Value ($)
Common Stocks, continued
Singapore, continued
Financials (5.6%)
72,000	Great Eastern Holdings Ltd.	676,008
799,095	Oversea-Chinese Banking Corp. Ltd.	4,655,088

		5,331,096

Telecommunications (4.6%)
1,461,000	Singapore Telecommunications Ltd.	3,127,968
828,290	Starhub Ltd.	1,278,461

		4,406,429

		11,267,307

South Korea (15.8%)
Consumer Discretionary (6.0%)
35,911	LG Corp. (a)	1,944,729
8,282	Shinsegae Co. Ltd.	3,743,478

		5,688,207

Financials (2.6%)
15,498	Samsung Fire & Marine Insurance Co. Ltd.	2,475,143

Information Technology (5.8%)
16,428	S1 Corp.	659,100
7,299	Samsung Electronics Co. Ltd.	4,926,747

		5,585,847

Pharmaceuticals (1.4%)
8,984	Yuhan Corp. (a)	1,314,920

		15,064,117

Taiwan (14.6%)
Consumer Staples (3.0%)
487,344	President Chain Store Corp.	1,121,436
1,685,359	Uni-President Enterprises Corp.	1,804,554

		2,925,990

Industrials (0.6%)
503,670	AU Optronics Corp.	565,310

Information Technology (9.0%)
295,000	Acer, Inc.	828,449
650,473	Delta Electronics, Inc.	1,975,389
329,327	Powertech Technology, Inc.	1,056,824
2,444,495	Taiwan Semiconductor Manufacturing Co. Ltd.	4,706,692

		8,567,354

Telecommunications (2.0%)
1,044,458	Chunghwa Telecom Co. Ltd. (b)	1,899,847

		13,958,501

Thailand (6.7%)
Energy (2.1%)
268,800	PTT Public Co. Ltd.	1,985,409

Financials (3.3%)
1,174,100	Kasikornbank Public Co. Ltd.	3,114,887

See notes to financial statements.

PACIFIC CAPITAL FUNDS

New Asia Growth Fund

Schedule of Portfolio Investments, continued

January 31, 2010

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks, continued
Thailand, continued
Telecommunications (1.3%)
496,900	Advanced Info Service Public Co. Ltd.	1,277,079

		6,377,375

Total Common Stocks (Cost $84,515,951)		91,737,757

Shares	Security Description	Value ($)
Investment Companies (3.1%)
2,955,679	Victory Federal Money Market Fund, Investor Shares, 0.01% (c)	2,955,679

Total Investment Companies (Cost $2,955,679)		2,955,679

Total Investments (Cost $87,471,630) —99.1%		94,693,436
Other assets in excess of liabilities—0.9%		820,542

Net Assets—100.0%		95,513,978

(a)	Non-income producing security.
(b)	Securities were fair valued on January 31, 2010.
(c)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2010.

ADR—American Depositary Receipt

At January 31, 2010, the Fund’s forward foreign exchange contracts were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in USD ($)	Value ($)	Unrealized Appreciation/ Depreciation ($)
Short:
Hong Kong Dollar	2/2/2010	(7,108,306)	(915,075)	(915,594)	(519)

Total Short Contracts			(915,075)	(915,594)	(519)

Long:
South Korean Won	2/2/2010	244,056,970	210,357	210,122	(235)
Thai Bahts	2/3/2010	4,220,232	127,230	127,223	(7)

Total Long Contracts			337,587	337,345	(242)

See notes to financial statements.

PACIFIC CAPITAL FUNDS

International Stock Fund

Schedule of Portfolio Investments

January 31, 2010

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks (97.9%)
Australia (4.5%)
Financials (1.4%)
13,558	Commonwealth Bank of Australia	638,265
33,520	Westpac Banking Corp.	707,332

		1,345,597

Health Care (0.7%)
24,649	CSL Ltd.	679,711

Materials (2.4%)
23,935	BHP Billiton Ltd.	834,023
185,871	BlueScope Steel Ltd.	430,687
15,315	Rio Tinto Ltd.	921,032

		2,185,742

		4,211,050

Belgium (0.6%)
Consumer Staples (0.6%)
10,753	Anheuser-Busch Inbev NV	538,887

Brazil (4.7%)
Energy (1.1%)
14,089	Petroleo Brasileiro SA, ADR	571,590
13,499	Petroleo Brasileiro SA, ADR, Preferred Shares	487,044

		1,058,634

Financials (0.8%)
37,030	Itau Unibanco Banco Multiplo SA, ADR	709,495

Materials (2.0%)
44,082	Vale SA, ADR, Special Preferred	995,371
33,073	Vale SA, Special ADR	852,953

		1,848,324

Utilities (0.8%)
42,904	Companhia Energetica de Minas Gerais SA, ADR	715,210

		4,331,663

Canada (4.9%)
Consumer Staples (0.5%)
12,942	Shoppers Drug Mart Corp.	515,138

Energy (2.2%)
34,705	Cameco Corp.	939,464
34,645	Suncor Energy, Inc.	1,096,514

		2,035,978

Financials (2.2%)
17,948	Bank of Nova Scotia	752,674
13,013	IGM Financial, Inc.	507,860
41,941	Manulife Financial Corp.	769,198

		2,029,732

		4,580,848

Chile (0.5%)
Materials (0.5%)
13,159	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	478,724

Shares	Security Description	Value ($)
Common Stocks, continued
China (9.4%)
Consumer Discretionary (1.2%)
1,216,000	Denway Motors Ltd.	696,996
6,909	New Oriental Education & Technology Group, Inc., Special ADR (a)	469,812

		1,166,808

Energy (1.3%)
168,000	China Shenhua Energy Co. Ltd.	722,757
416,000	PetroChina Co. Ltd., Class H	471,534

		1,194,291

Financials (3.4%)
502,000	Agile Property Holdings Ltd.	634,322
622,000	China Construction Bank Corp., Class H	479,103
227,450	China Merchants Bank Co. Ltd.	529,103
1,373,000	Industrial and Commercial Bank of China Ltd., Class H	1,008,050
62,500	Ping An Insurance Co. of China Ltd. (Group)	489,464

		3,140,042

Industrials (2.5%)
1,087,000	China Communications Construction Co. Ltd., Class H	1,015,090
1,100,000	China State Construction International Holdings Ltd.	383,971
126,200	Weichai Power Co. Ltd.	914,363

		2,313,424

Information Technology (1.0%)
49,400	Tencent Holdings Ltd.	923,912

		8,738,477

Denmark (1.7%)
Health Care (1.1%)
15,766	Novo Nordisk A/S, Class B	1,073,306

Industrials (0.6%)
10,205	Vestas Wind Systems A/S (a)	543,428

		1,616,734

France (9.6%)
Consumer Discretionary (0.6%)
4,687	PPR	574,715

Consumer Staples (1.4%)
9,101	Carrefour SA	445,878
14,933	Groupe DANONE (b)	857,984

		1,303,862

Energy (1.2%)
19,766	Total SA, ADR	1,138,324

Financials (3.1%)
34,002	AXA	707,059
34,783	AXA, ADR	716,182
20,302	BNP Paribas SA (b)	1,467,753

		2,890,994

See notes to financial statements.

PACIFIC CAPITAL FUNDS

International Stock Fund

Schedule of Portfolio Investments, continued

January 31, 2010

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks, continued
France, continued
Materials (0.9%)
20,734	ArcelorMittal	818,765

Telecommunication Services (0.9%)
7,780	Iliad SA	865,751

Utilities (1.5%)
16,751	Electricite de France	906,357
12,044	GDF SUEZ	457,824

		1,364,181

		8,956,592

Germany (5.8%)
Consumer Discretionary (1.3%)
23,995	Adidas	1,226,129

Consumer Staples (0.6%)
10,108	Henkel AG & Co. KGaA	520,576

Financials (0.6%)
8,251	Deutsche Boerse AG	545,613

Health Care (0.5%)
6,607	Bayer AG	453,754

Industrials (0.8%)
8,829	Siemens AG	794,358

Information Technology (1.3%)
27,250	SAP AG, ADR	1,234,970

Materials (0.7%)
4,915	Wacker Chemie AG	648,665

		5,424,065

Hong Kong (2.8%)
Consumer Discretionary (2.3%)
179,956	Esprit Holdings Ltd.	1,277,188
192,272	Li & Fung Ltd.	881,664

		2,158,852

Financials (0.5%)
138,000	Hang Lung Properties Ltd.	471,044

		2,629,896

India (2.1%)
Financials (0.8%)
6,119	HDFC Bank Ltd., ADR	723,878

Information Technology (1.3%)
24,487	Infosys Technologies Ltd., ADR	1,271,120

		1,994,998

Israel (0.6%)
Health Care (0.6%)
10,146	Teva Pharmaceutical Industries Ltd., ADR	575,481

Italy (1.4%)
Energy (1.4%)
31,412	ENI SpA	737,246
16,180	Saipem SpA	528,014

		1,265,260

Shares	Security Description	Value ($)
Common Stocks, continued
Japan (11.6%)
Consumer Discretionary (3.6%)
3,900	Fast Retailing Co. Ltd.	649,064
673	Jupiter Telecommunications Co. Ltd.	674,864
26,000	Toyota Motor Corp.	1,005,429
16,350	Yamada Denki Co. Ltd.	1,052,560

		3,381,917

Financials (2.0%)
67,000	Bank of Yokohama Ltd. (The)	317,740
67,100	Nomura Holdings, Inc. (b)	508,547
182	Sony Financial Holdings, Inc.	499,114
89,000	Sumitomo Trust & Banking Co. Ltd. (The)	496,033

		1,821,434

Health Care (0.7%)
32,900	Shionogi & Co. Ltd.	679,508

Industrials (2.6%)
7,500	FANUC Ltd.	719,668
31,000	NGK Insulators Ltd.	676,676
43,100	Sumitomo Corp.	486,636
28,000	THK Co. Ltd.	555,656

		2,438,636

Information Technology (1.3%)
14,250	Canon, Inc.	558,158
2,300	Nintendo Co. Ltd.	643,490

		1,201,648

Materials (1.4%)
25,200	Shin-Etsu Chemical Co. Ltd.	1,320,731

		10,843,874

Luxembourg (0.8%)
Telecommunication Services (0.8%)
10,448	Millicom International Cellular SA	745,151

Mexico (1.4%)
Consumer Staples (0.7%)
14,649	Wal-Mart de Mexico SA de CV, ADR	646,021

Telecommunication Services (0.7%)
15,772	America Movil SAB de CV, ADR, Series L	688,448

		1,334,469

Norway (0.7%)
Energy (0.7%)
38,256	Subsea 7, Inc. (a)	642,953

Portugal (0.6%)
Telecommunication Services (0.6%)
48,874	Portugal Telecom, SGPS, SA, Registered Shares	508,158

Russia (2.5%)
Energy (1.8%)
9,167	LUKOIL, ADR	503,268
45,952	OAO Gazprom, ADR	1,112,039

		1,615,307

See notes to financial statements.

PACIFIC CAPITAL FUNDS

International Stock Fund

Schedule of Portfolio Investments, continued

January 31, 2010

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks, continued
Russia, continued
Materials (0.7%)
44,331	JSC MMC Norilsk Nickel, ADR (a)	678,264

		2,293,571

Singapore (0.7%)
Financials (0.7%)
62,000	DBS Group Holdings Ltd.	629,746

South Africa (0.5%)
Telecommunication Services (0.5%)
31,597	MTN Group Ltd.	454,220

South Korea (2.4%)
Financials (0.6%)
13,749	KB Financial Group, Inc. (a)	598,966

Information Technology (1.8%)
2,461	Samsung Electronics Co. Ltd.	1,661,149

		2,260,115

Spain (3.1%)
Consumer Discretionary (0.5%)
7,685	Industria de Diseno Textil SA	486,186

Financials (1.3%)
85,584	Banco Santander Central Hispano SA	1,222,052

Industrials (0.5%)
30,626	Gamesa Corporacion Technologica SA	448,559

Telecommunication Services (0.8%)
30,390	Telefonica SA	731,586

		2,888,383

Sweden (1.1%)
Industrials (0.6%)
37,378	Atlas Copco AB, A Shares	512,125

Telecommunication Services (0.5%)
49,548	Telefonaktiebolaget LM Ericsson, B Shares	488,691

		1,000,816

Switzerland (8.5%)
Consumer Staples (1.6%)
31,937	Nestle SA	1,520,953

Financials (1.1%)
24,333	Credit Suisse Group	1,068,183

Health Care (3.2%)
6,399	Lonza Group AG, Registered Shares	456,511
20,115	Novartis AG	1,078,402
8,515	Roche Holding AG, Genusschien	1,433,353

		2,968,266

Industrials (1.5%)
76,091	ABB Ltd.	1,395,671

Shares	Security Description	Value ($)
Common Stocks, continued
Switzerland, continued
Information Technology (0.6%)
30,811	Logitech International SA, Registered Shares (a)	515,776

Materials (0.5%)
1,887	Syngenta AG	487,588

		7,956,437

Taiwan (0.7%)
Information Technology (0.7%)
344,553	Taiwan Semiconductor Manufacturing Co. Ltd.	663,411

United Kingdom (14.7%)
Consumer Discretionary (1.0%)
61,759	British Sky Broadcasting Group PLC	526,619
861,150	DSG International PLC (a)	433,974

		960,593

Consumer Staples (1.3%)
173,177	Tesco PLC	1,177,884

Energy (0.6%)
31,812	BG Group PLC	589,554

Financials (5.3%)
158,492	Barclays PLC	685,356
58,171	HSBC Holdings PLC	626,397
139,628	ICAP PLC	828,404
178,087	Man Group PLC	674,594
88,812	Prudential Corp. PLC	820,467
54,440	Standard Chartered PLC	1,263,416

		4,898,634

Health Care (0.6%)
56,337	Smith & Nephew PLC	569,979

Information Technology (2.1%)
270,689	ARM Holdings PLC	840,630
46,114	Autonomy Corp. PLC (a)	1,149,054

		1,989,684

Materials (3.2%)
34,523	BHP Billiton Ltd. PLC	1,029,631
54,401	Eurasian Natural Resources Corp.	790,374
29,506	Vedanta Resources PLC	1,144,568

		2,964,573

Telecommunication Services (0.6%)
25,862	Vodafone Group PLC, ADR	554,999

		13,705,900

Total Common Stocks (Cost $90,094,257)		91,269,879

See notes to financial statements.

PACIFIC CAPITAL FUNDS

International Stock Fund

Schedule of Portfolio Investments, continued

January 31, 2010

(Unaudited)

Shares or Principal Amount ($)	Security Description	Value ($)
Exchange Traded Funds (1.0%)
United States (1.0%)
13,532	iShares MSCI EAFE Index Fund	710,159
1,546	iShares MSCI Emerging Markets Index Fund	59,150
4,529	Vanguard Emerging Markets ETF	173,370

Total Exchange Traded Funds (Cost $1,015,345)		942,679

Shares or Principal Amount ($)	Security Description	Value ($)
Investment Companies (0.8%)
771,318	Victory Federal Money Market Fund, Investor Shares, 0.01% (c)	771,318

Total Investment Companies (Cost $771,318)		771,318

Total Investments (Cost $91,880,920)—99.7%		92,983,876
Other assets in excess of liabilities—0.3%		291,517

Net Assets—100.0%		93,275,393

(a)	Non-income producing security.
(b)	All or a portion of this security is exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933 and has been deemed liquid based on procedures approved by the Board. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2010, these securities represent 3.0% of net assets.
(c)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2010.

ADR—American Depositary Receipt

PLC—Public Liability Co.

At January 31, 2010, the Fund’s forward foreign exchange contracts were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in USD ($)	Value ($)	Unrealized Appreciation/ Depreciation ($)
Short:
Euro	02/03/10	(57,602)	(79,853)	(79,853)	—	(a)

Total Short Contracts			(79,853)	(79,853)	—	(a)

(a)	Rounds to less than $1.

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Small Cap Fund

Schedule of Portfolio Investments

January 31, 2010

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks (99.3%)
Commercial Services (1.4%)
32,050	APAC Customer Services, Inc. (a)	166,019
6,700	Core-Mark Holding Co., Inc. (a)	199,794
28,100	Macquarie Infrastructure Co., LLC (a)	342,820
13,600	Matrix Service Co. (a)	137,224
5,800	Providence Service Corp. (a)	74,472
8,222	Towers Watson & Co., Class A	358,726
9,150	WESCO International, Inc. (a)	253,638

		1,532,693

Consumer Discretionary (18.7%)
4,400	AAON, Inc.	90,596
4,600	Aaron’s, Inc.	128,156
8,300	Aeropostale, Inc. (a)	272,987
37,900	American Greetings Corp., Class A	700,392
17,700	Amerigon, Inc. (a)	144,255
10,143	Apogee Enterprises, Inc.	139,568
31,500	Avis Budget Group, Inc. (a)	340,830
6,200	Bally Technologies, Inc. (a)	245,954
10,300	Big Lots, Inc. (a)	292,623
1,000	Bio-Rad Laboratories, Inc., Class A (a)	93,180
4,276	Blyth, Inc.	120,113
12,900	Bon-Ton Stores, Inc. (The) (a)	112,875
28,800	Brown Shoe Co., Inc.	352,800
22,100	Cabela’s, Inc. (a)	356,252
9,500	Carter’s, Inc. (a)	245,670
20,676	Cato Corp. (The)	422,824
17,250	Central Garden & Pet Co. (a)	164,565
9,200	Central Garden & Pet Co., Class A (a)	80,868
42,654	Charming Shoppes, Inc. (a)	247,820
10,700	Consolidated Graphics, Inc. (a)	361,125
53,100	Cooper Tire & Rubber Co.	904,293
14,450	Corinthian Colleges, Inc. (a)	202,300
10,700	Cracker Barrel Old Country Store, Inc.	395,472
10,000	Dana Holdings Corp. (a)	103,100
600	Deckers Outdoor Corp. (a)	58,902
46,700	Dillard’s, Inc., Class A	773,352
17,000	Dollar Thrifty Automotive Group, Inc. (a)	414,120
30,050	DSW, Inc. (a)	724,205
25,650	Fresh Del Monte Produce, Inc. (a)	521,464
7,922	Gymboree Corp. (The) (a)	309,037
8,550	Helen of Troy Ltd. (a)	201,524
7,900	Iconix Brand Group, Inc. (a)	99,698
3,227	ITT Educational Services, Inc. (a)	312,599
5,700	J. Crew Group, Inc. (a)	223,497
12,100	JAKKS Pacific, Inc. (a)	133,100
14,950	Jo-Ann Stores, Inc. (a)	523,549
10,150	Jos. A. Bank Clothiers, Inc. (a)	425,386
65,600	KapStone Paper & Packaging Corp. (a)	606,144
32,950	La-Z-Boy, Inc. (a)	334,443

Shares	Security Description	Value ($)
Common Stocks, continued
Consumer Discretionary, continued
38,000	Lithia Motors, Inc., Class A (a)	296,400
37,700	LodgeNet Interactive Corp. (a)	206,219
10,350	M/I Homes, Inc. (a)	106,812
10,450	Media General, Inc., Class A (a)	85,168
2,500	Netflix, Inc. (a)	155,625
4,750	O’Charley’s, Inc. (a)	35,150
7,200	P.F. Chang’s China Bistro, Inc. (a)	277,920
14,600	Perry Ellis International, Inc. (a)	234,038
70,400	Pier 1 Imports, Inc. (a)	359,040
18,300	Prestige Brands Holdings, Inc. (a)	142,191
23,217	Rent-A-Center, Inc. (a)	464,340
75,300	Saks, Inc. (a)	484,932
23,950	Scholastic Corp.	716,105
71,000	Select Comfort Corp. (a)	459,370
7,100	Silgan Holdings, Inc.	368,135
20,000	Spartan Motors, Inc.	120,000
6,000	Spartech Corp. (a)	60,540
8,550	Standard Motors Products, Inc. (a)	67,032
1,360	Steak n Shake Co. (The) (a)	436,886
18,300	Sturm, Ruger & Co., Inc.	190,686
14,850	TeleTech Holdings, Inc. (a)	282,744
29,200	Temple-Inland, Inc.	507,204
10,200	Tempur-Pedic International, Inc. (a)	253,878
27,500	Tenneco, Inc. (a)	486,200
16,750	True Religion Apparel, Inc. (a)	323,443
11,500	Warnaco Group, Inc. (The) (a)	445,280
37,000	Wausau Paper Corp. (a)	326,340
10,150	World Wrestling Entertainment, Inc., Class A	162,400
7,200	Zumiez, Inc. (a)	91,656

		20,325,372

Consumer Staples (5.8%)
10,050	American Italian Pasta Co., Class A (a)	344,313
25,445	Andersons, Inc. (The)	686,506
9,600	Cheesecake Factory, Inc. (The) (a)	202,944
23,321	Chiquita Brands International, Inc. (a)	342,119
7,300	Citi Trends, Inc. (a)	227,249
17,198	Comfort Systems USA, Inc.	201,733
30,500	Darling International, Inc. (a)	237,595
71,150	Del Monte Foods Co.	809,687
27,350	Ennis, Inc.	410,250
61,900	Jones Apparel Group, Inc.	893,836
20,100	Liz Claiborne, Inc. (a)	97,887
31,900	Nu Skin Enterprises, Inc., Class A	741,356
22,100	P.H. Glatfelter Co.	304,980
2,300	Sanderson Farms, Inc.	107,525
2,800	Spartan Stores, Inc.	37,912
11,500	Stage Stores, Inc.	148,580
6,300	Tupperware Brands Corp.	267,498
37,878	Wet Seal, Inc. (The), Class A (a)	126,891
12,500	Zhongpin, Inc. (a)	152,500

		6,341,361

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Small Cap Fund

Schedule of Portfolio Investments, continued

January 31, 2010

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks, continued
Energy (2.9%)
26,400	GT Solar International, Inc. (a)	151,800
30,900	Headwaters, Inc. (a)	169,641
8,902	Holly Corp.	232,342
15,950	Petroleum Development Corp. (a)	334,312
27,400	Rosetta Resources, Inc. (a)	563,344
10,636	Southwest Gas Corp.	294,298
3,218	St. Mary Land & Exploration Co.	103,105
51,450	Stone Energy Corp. (a)	820,113
19,154	Union Drilling, Inc. (a)	139,250
7,500	Unit Corp. (a)	341,550

		3,149,755

Financials (13.6%)
15,450	Advance America Cash Advance Centers, Inc.	74,624
7,162	Allied World Assurance Co. Holdings Ltd.	320,571
19,047	American Equity Investment Life Holding Co.	139,805
11,306	Amerisafe, Inc. (a)	195,594
6,122	AmTrust Financial Services, Inc.	73,280
8,400	Argo Group International Holdings Ltd. (a)	224,616
6,300	Aspen Insurance Holdings Ltd.	167,769
4,300	Assured Guaranty Ltd.	97,438
1,200	BancFirst Corp.	48,360
42,700	Boston Private Financial Holdings, Inc.	306,159
22,050	Broadpoint Gleacher Securities Group, Inc. (a)	89,302
11,800	Calamos Asset Management, Inc.	152,810
11,450	Cash America International, Inc.	430,405
7,200	Columbia Banking System, Inc.	136,728
9,283	Community Bank System, Inc.	194,108
3,050	Community Trust Bancorp, Inc.	77,257
11,700	Compass Diversified Holdings	137,124
22,231	CVB Financial Corp.	212,973
8,700	Danvers Bancorp, Inc.	118,668
18,100	Delphi Financial Group, Inc.	366,525
45,029	Deluxe Corp.	837,990
23,110	Dime Community Bancshares	279,400
4,250	Dollar Financial Corp. (a)	95,837
26,700	East West Bancorp, Inc.	438,681
6,100	Encore Capital Group, Inc. (a)	96,197
5,700	Euronet Worldwide, Inc. (a)	116,394
6,900	EZCORP, Inc., Class A (a)	125,304
30,800	F.N.B. Corp.	218,372
8,950	Fifth Street Finance Corp.	98,002
4,300	First Financial Bankshares, Inc.	228,115
11,100	Flagstone Reinsurance Holdings Ltd.	116,217
12,700	Flushing Financial Corp.	155,575
15,300	Forestar Group, Inc. (a)	284,121
1,933	FPIC Insurance Group, Inc. (a)	73,357
47,200	GFI Group, Inc.	229,864

Shares	Security Description	Value ($)
Common Stocks, continued
Financials, continued
10,900	Hercules Technology Growth Capital, Inc.	109,654
10,250	Horace Mann Educators Corp.	122,897
1,800	Infinity Property & Casualty Corp.	71,388
25,100	International Bancshares Corp.	523,084
9,550	Investment Technology Group, Inc. (a)	195,775
23,568	Knight Capital Group, Inc. (a)	368,604
2,950	MB Financial, Inc.	59,826
5,400	Meadowbrook Insurance Group, Inc.	36,450
15,700	MF Global Holdings Ltd. (a)	102,835
21,350	National Financial Partners Corp. (a)	180,407
21,900	National Penn Bancshares, Inc.	131,400
11,660	Ocwen Financial Corp. (a)	106,806
18,400	optionsXpress Holdings, Inc.	264,040
11,195	Penson Worldwide, Inc. (a)	94,262
21,400	PHH Corp. (a)	373,216
7,700	Piper Jaffray Cos. (a)	374,066
9,760	Platinum Underwriters Holdings Ltd.	353,898
5,800	Prosperity Bancshares, Inc.	233,856
12,300	Protective Life Corp.	207,255
3,450	Republic Bancorp, Inc., Class A	57,305
15,030	Signature Bank (a)	519,737
8,900	Simmons First National Corp., Class A	238,876
3,500	Southside Bancshares, Inc.	69,650
4,600	Stifel Financial Corp. (a)	240,580
12,153	SVB Financial Group (a)	527,319
9,879	SWS Group, Inc.	118,548
9,550	Tower Group, Inc.	211,055
21,350	TradeStation Group, Inc. (a)	150,944
12,900	TrustCo Bank Corp. NY	77,400
8,255	UMB Financial Corp.	326,155
5,200	Unitrin, Inc.	112,840
26,932	Western Alliance Bancorp (a)	138,161
5,100	Wilshire Bancorp, Inc.	46,971
12,900	Wintrust Financial Corp.	448,146
14,522	World Acceptance Corp. (a)	586,544

		14,737,492

Health Care (14.1%)
11,800	Affymetrix, Inc. (a)	62,304
28,000	Alkermes, Inc. (a)	306,320
10,450	Amedisys, Inc. (a)	574,227
13,400	American Medical Systems Holdings, Inc. (a)	257,280
2,314	Amerigroup Corp. (a)	58,891
27,200	AngioDynamics, Inc. (a)	436,560
40,115	Arena Pharmaceuticals, Inc. (a)	125,159
1,800	Beckman Coulter, Inc.	117,666
11,800	Bruker Corp. (a)	144,786
21,900	Cadence Pharmaceuticals, Inc. (a)	218,124

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Small Cap Fund

Schedule of Portfolio Investments, continued

January 31, 2010

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks, continued
Health Care, continued
20,943	Celera Corp. (a)	140,946
5,700	Celldex Therapeutics, Inc. (a)	25,422
12,481	Centene Corp. (a)	240,259
15,300	Cepheid (a)	224,757
3,700	Community Health Systems, Inc. (a)	120,694
8,900	CorVel Corp. (a)	268,424
28,600	Cubist Pharmaceuticals, Inc. (a)	586,014
16,800	Cyberonics, Inc. (a)	314,832
8,500	Cypress Bioscience, Inc. (a)	43,775
40,730	Cytokinetics, Inc. (a)	123,005
22,700	Dexcom, Inc. (a)	205,662
6,800	Emergency Medical Services Corp., Class A (a)	357,068
4,600	Gentiva Health Services, Inc. (a)	117,484
7,000	Hanger Orthopedic Group, Inc. (a)	113,820
35,450	HealthSouth Corp. (a)	638,454
49,288	Healthspring, Inc. (a)	857,118
10,000	Hi-Tech Pharmacal Co., Inc. (a)	215,400
10,700	Hill-Rom Holdings, Inc.	250,059
8,800	Human Genome Sciences, Inc. (a)	232,936
22,200	Inspire Pharmaceuticals, Inc. (a)	122,322
20,238	Invacare Corp.	506,760
10,300	inVentiv Health, Inc. (a)	158,311
11,700	Kendle International, Inc. (a)	236,808
15,650	Kindred Healthcard, Inc. (a)	264,642
2,800	LHC Group, Inc. (a)	86,212
5,700	Magellan Health Services, Inc. (a)	225,036
7,900	Masimo Corp. (a)	219,304
23,000	Medicines Co. (The) (a)	190,670
4,450	Medicis Pharmaceutical Corp., Class A	102,840
9,800	Molina Healthcare, Inc. (a)	218,050
7,800	Onyx Pharmaceuticals, Inc. (a)	224,328
7,400	Orthofix International N.V. (a)	222,962
6,400	OSI Pharmaceuticals, Inc. (a)	219,008
14,900	Par Pharmaceutical Cos., Inc. (a)	392,168
7,274	PAREXEL International Corp. (a)	140,679
16,250	PDL BioPharma, Inc.	104,000
7,900	Pharmasset, Inc. (a)	165,110
16,862	Regeneron Pharmaceuticals, Inc. (a)	449,541
13,200	RehabCare Group, Inc. (a)	383,592
17,189	Rigel Pharmaceuticals, Inc. (a)	141,122
20,300	Salix Pharmaceuticals Ltd. (a)	593,978
33,500	Seattle Genetics, Inc. (a)	345,720
6,100	Skilled Healthcare Group, Inc., Class A (a)	39,894
60,506	Symmetry Medical, Inc. (a)	539,714
4,800	Synovis Life Technologies, Inc. (a)	61,104
5,300	Triple-S Management Corp., Class B (a)	87,927
7,356	U.S. Physical Therapy, Inc. (a)	115,195
20,500	Valeant Pharmaceuticals International (a)	686,135
5,600	Volcano Corp. (a)	110,936
3,600	Watson Pharmaceuticals, Inc. (a)	138,132

Shares	Security Description	Value ($)
Common Stocks, continued
Health Care, continued
3,300	WellCare Health Plans, Inc. (a)	102,894
5,686	XenoPort, Inc. (a)	105,077
10,600	Zoll Medical Corp. (a)	295,104

		15,372,721

Industrials (9.3%)
5,301	A.O. Smith Corp.	225,717
5,755	Acuity Brands, Inc.	205,914
4,700	Ameron International Corp.	324,441
3,481	AZZ, Inc.	104,708
75,900	Boise, Inc. (a)	391,644
11,100	Brink’s Co. (The)	259,518
20,068	Ceradyne, Inc. (a)	392,129
23,600	Chart Industries, Inc. (a)	380,668
9,198	Checkpoint Systems, Inc. (a)	147,536
29,717	Complete Production Services, Inc. (a)	372,354
11,700	CTS Corp.	89,037
20,050	Dycom Industries, Inc. (a)	163,809
27,700	DynCorp International, Inc., Class A (a)	332,677
18,778	EMCOR Group, Inc. (a)	451,799
1,602	Encore Wire Corp.	32,056
14,300	EnerSys (a)	278,707
15,000	Esterline Technologies Corp. (a)	566,400
18,500	GenCorp, Inc. (a)	103,600
16,200	GrafTech International Ltd. (a)	203,472
2,460	HEICO Corp.	104,624
8,863	Hub Group, Inc. (a)	213,687
62,200	ION Geophysical Corp. (a)	295,450
1,500	Joy Global, Inc.	68,610
5,809	Koppers Holdings, Inc.	162,187
4,000	Lennox International, Inc.	152,880
2,600	Lindsay Corp.	104,624
10,600	LSB Industries, Inc. (a)	139,390
12,300	Modine Manufacturing Co. (a)	116,973
2,200	Molex, Inc.	44,352
6,900	Moog, Inc., Class A (a)	208,242
8,503	Mueller Industries, Inc.	209,089
4,300	NACCO Industries, Inc., Class A	231,426
27,200	ON Semiconductor Corp. (a)	196,112
6,400	Orbital Sciences Corp. (a)	101,184
6,200	Polypore International, Inc. (a)	83,266
7,250	Powell Industries, Inc. (a)	211,773
4,421	Rock-Tenn Co.	188,732
1,350	Schnitzer Steel Industries, Inc.	54,675
15,550	SkyWest, Inc.	227,496
7,600	Smith & Wesson Holding Corp. (a)	30,096
6,600	Sterling Construction Co., Inc. (a)	125,532
12,400	Technitrol, Inc.	55,552
5,040	Teledyne Technologies, Inc. (a)	187,790
9,900	Thomas & Betts Corp. (a)	334,224
2,800	TransDigm Group, Inc.	135,156
4,600	Triumph Group, Inc.	234,278
15,100	Tutor Perini Corp. (a)	287,806

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Small Cap Fund

Schedule of Portfolio Investments, continued

January 31, 2010

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks, continued
Industrials, continued
8,350	Watts Water Technologies, Inc., Class A	241,565
23,200	Worthington Industries, Inc.	335,704

		10,108,661

Information Technology (15.9%)
4,700	AboveNet, Inc. (a)	275,608
7,100	Acxiom Corp. (a)	109,198
4,700	Anixter International, Inc. (a)	195,896
9,700	ArcSight, Inc. (a)	230,375
33,200	Arris Group, Inc. (a)	333,328
34,000	Art Technology Group, Inc. (a)	152,320
9,400	AsiaInfo Holdings, Inc. (a)	224,660
8,200	Atheros Communications, Inc. (a)	262,974
19,362	Benchmark Electronics, Inc. (a)	352,776
2,100	CACI International, Inc., Class A (a)	100,737
27,800	Cirrus Logic, Inc. (a)	189,596
10,400	CommVault Systems, Inc. (a)	220,376
33,600	Compuware Corp. (a)	255,024
24,200	Convergys Corp. (a)	258,940
19,300	Cray, Inc. (a)	91,096
47,547	CSG Systems International, Inc. (a)	922,887
1,200	Cubic Corp.	46,860
51,650	Cypress Semiconductor Corp. (a)	519,082
13,100	EarthLink, Inc.	106,241
7,900	Eclipsys Corp. (a)	131,772
62,700	Fairchild Semiconductor International, Inc. (a)	563,046
40,900	Hutchinson Technology, Inc. (a)	275,257
12,000	Informatica Corp. (a)	284,280
14,750	Insight Enterprises, Inc. (a)	169,772
10,769	J2 Global Communications, Inc. (a)	221,195
6,903	JDA Software Group, Inc. (a)	180,928
5,300	Manhattan Associates, Inc. (a)	111,141
6,219	Methode Electronics, Inc.	68,347
484	MicroStrategy, Inc., Class A (a)	45,360
23,600	MIPS Technologies, Inc. (a)	91,096
32,200	ModusLink Global Solutions, Inc. (a)	326,830
13,500	Multi-Fineline Electronix, Inc. (a)	322,245
11,569	Net 1 UEPS Technologies, Inc. (a)	206,854
17,800	Netezza Corp. (a)	161,802
42,650	Novatel Wireless, Inc. (a)	319,022
25,450	Oplink Communications, Inc. (a)	377,932
15,300	OSI Systems, Inc. (a)	404,991
13,100	Overstock.com, Inc. (a)	155,366
23,971	Plantronics, Inc.	633,314
9,000	Polycom, Inc. (a)	201,870
11,200	QLogic Corp. (a)	192,528
9,300	Quest Software, Inc. (a)	160,146
11,500	Rackspace Hosting, Inc. (a)	209,530
28,800	Radiant Systems, Inc. (a)	332,640
5,100	Red Hat, Inc. (a)	138,822
55,600	RF Micro Devices, Inc. (a)	214,060

Shares	Security Description	Value ($)
Common Stocks, continued
Information Technology, continued
6,300	RightNow Technologies, Inc. (a)	100,737
16,200	Riverbed Technology, Inc. (a)	363,204
32,900	Sapient Corp. (a)	254,975
15,450	SeaChange International, Inc. (a)	99,962
9,200	Shutterfly, Inc. (a)	145,544
24,138	Sigma Designs, Inc. (a)	268,173
34,543	Skyworks Solutions, Inc. (a)	438,351
2,976	Sohu.com, Inc. (a)	149,842
6,800	Solera Holdings, Inc.	225,148
13,900	SRA International, Inc., Class A (a)	239,358
17,900	STEC, Inc. (a)	250,958
10,500	Sykes Enterprises, Inc. (a)	251,790
5,050	Synaptics, Inc. (a)	127,815
2,500	Syntel, Inc.	84,050
16,300	TeleCommunication Systems, Inc. (a)	142,788
6,100	Tessera Technologies, Inc. (a)	104,737
23,100	TIBCO Software, Inc. (a)	206,976
11,000	TiVo, Inc. (a)	99,220
83,300	TriQuint Semiconductor, Inc. (a)	499,800
65,968	United Online, Inc.	416,918
21,800	VeriFone Holdings, Inc. (a)	387,822
19,200	Wright Express Corp. (a)	563,712
9,200	Xyratex Ltd. (a)	126,132
40,736	Zoran Corp. (a)	446,874

		17,343,006

Materials (3.1%)
11,203	A. Schulman, Inc.	252,291
4,800	Armstrong World Industries, Inc. (a)	174,864
6,800	Belden, Inc.	155,244
10,300	Cabot Corp.	265,534
7,000	Coeur d’Alene Mines Corp. (a)	98,140
16,400	CVR Energy, Inc. (a)	131,528
10,000	Cytec Industries, Inc.	373,100
30,203	Gibraltar Industries, Inc. (a)	421,030
2,950	Hawkins, Inc.	60,829
11,800	Innophos Holdings, Inc.	230,808
5,450	NewMarket Corp.	491,699
7,200	Olympic Steel, Inc.	199,728
4,900	OM Group, Inc. (a)	159,838
19,650	Omnova Solutions, Inc. (a)	111,219
25,200	PolyOne Corp. (a)	187,740

		3,313,592

Oil & Gas (1.0%)
6,800	Arena Resources, Inc. (a)	260,712
6,200	ATP Oil & Gas Corp. (a)	89,714
20,300	Cal Dive International, Inc. (a)	142,912
11,800	China Natural Gas, Inc. (a)	115,522
9,350	Helix Energy Solutions Group, Inc. (a)	99,204
11,300	McMoRan Exploration Co. (a)	171,873
36,150	VAALCO Energy, Inc.	152,914

		1,032,851

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Small Cap Fund

Schedule of Portfolio Investments, continued

January 31, 2010

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks, continued
Real Estate Investment Trusts (5.6%)
3,450	Acadia Realty Trust	54,959
18,700	American Capital Agency Corp.	499,103
20,400	Anworth Mortgage Asset Corp.	140,760
14,121	BioMed Realty Trust, Inc.	205,743
8,500	CBL & Associates Properties, Inc.	85,000
8,222	Cedar Shopping Centers, Inc.	57,390
8,900	Colonial Properties Trust	97,989
7,350	Corporate Office Property Trust	262,321
3,400	Douglas Emmett, Inc.	47,022
19,100	DuPont Fabros Technology, Inc.	317,442
7,889	Entertainment Properties Trust	275,405
3,300	Equity Lifestyle Properties, Inc.	159,456
11,450	First Potomac Realty Trust	155,720
2,450	Highwoods Properties, Inc.	74,014
7,800	Hospitality Properties Trust	172,536
49,400	HRPT Properties Trust	329,498
24,700	LaSalle Hotel Properties	497,705
15,545	Lexington Realty Trust	92,493
32,950	Medical Properties Trust, Inc.	329,829
33,100	MFA Financial, Inc.	243,616
3,850	National Health Investors, Inc.	130,977
16,609	National Retail Properties, Inc.	335,502
14,569	Omega Healthcare Investors, Inc.	272,586
3,350	Potlatch Corp.	102,845
6,400	PS Business Parks, Inc.	306,432
26,200	Ramco-Gershenson Properties Trust	249,424
20,300	Redwood Trust, Inc.	290,290
1,750	Saul Centers, Inc.	62,370
26,900	U-Store-It Trust	186,148
5,400	Urstadt Biddle Properties, Inc., Class A	80,946

		6,115,521

Services (2.1%)
16,000	Arbitron, Inc.	404,960
4,912	ATC Technology Corp. (a)	107,425
8,200	Constant Contact, Inc. (a)	144,648
6,850	M & F Worldwide Corp. (a)	248,587
5,400	MercadoLibre, Inc. (a)	205,362
9,400	NutriSystem, Inc.	191,384
10,000	Schawk, Inc.	128,800
3,350	TNS, Inc. (a)	76,715
7,950	UniFirst Corp.	399,408
13,950	World Fuel Services Corp.	335,218

		2,242,507

Telecommunications (1.3%)
7,500	Applied Signal Technology, Inc.	133,425
6,764	Atlantic Tele-Network, Inc.	327,580
52,866	Cincinnati Bell, Inc. (a)	153,840
30,600	EchoStar Corp., Class A (a)	587,520
4,700	InterDigital, Inc. (a)	116,513
4,859	NTELOS Holdings Corp.	78,959
3,700	Syniverse Holdings, Inc. (a)	62,197

		1,460,034

Shares or Principal Amount ($)	Security Description	Value ($)
Common Stocks, continued
Transportation (2.1%)
12,400	Alaska Air Group, Inc. (a)	388,616
4,700	Allegiant Travel Co. (a)	240,640
37,200	Force Protection, Inc. (a)	189,348
13,100	Great Lakes Dredge & Dock Co.	77,421
8,850	GulfMark Offshore, Inc. (a)	217,267
35,700	Hawaiian Holdings, Inc. (a)	212,058
1,800	Hornbeck Offshore Services, Inc. (a)	38,718
5,200	Knight Transportation, Inc.	94,120
7,700	Marten Transport Ltd. (a)	135,597
2,200	Overseas Shipholding Group, Inc.	98,142
7,300	Republic Airways Holdings, Inc. (a)	35,697
6,100	Saia, Inc. (a)	73,200
6,600	Ship Finance International Ltd.	95,502
27,250	TBS International PLC, Class A (a)	164,045
11,929	Werner Enterprises, Inc.	235,956

		2,296,327

Utilities (2.4%)
10,953	Avista Corp.	223,222
8,850	Black Hills Corp.	229,923
5,700	Central Vermont Public Service Corp.	111,948
5,579	El Paso Electric Co. (a)	107,396
5,000	Nicor, Inc.	202,600
3,871	Northwest Natural Gas Co.	167,885
23,600	Portland General Electric Co.	460,200
2,750	UIL Holdings Corp.	74,718
21,550	UniSource Energy Corp.	662,447
13,067	WGL Holdings, Inc.	414,616

		2,654,955

Total Common Stocks (Cost $101,949,418)		108,026,848

Cash Equivalents (1.4%)
1,509,714	Bank of New York Cash Reserve Fund, 0.05% (b)	1,509,714

Total Cash Equivalents (Cost $1,509,714)		1,509,714

Exchange Traded Funds (0.5%)
United States (0.5%)
8,700	iShares Russell 2000 Growth Index Fund	567,240

Total Exchange Traded Funds (Cost $576,746)		567,240

Total Investments (Cost $104,035,878) —101.2%		110,103,802
Liabilities in excess of other assets—(1.2)%		(1,281,593)

Net Assets—100.0%		108,822,209

(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2010.

LLC—Limited Liability Co.

PLC—Public Liability Co.

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Mid-Cap Fund

Schedule of Portfolio Investments

January 31, 2010

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks (98.8%)
Consumer Discretionary (18.5%)
2,100	Advance Auto Parts, Inc.	82,845
3,950	Aeropostale, Inc. (a)	129,916
3,200	American Greetings Corp., Class A	59,136
5,000	AnnTaylor Stores Corp. (a)	62,800
8,300	AutoNation, Inc. (a)	149,400
2,100	Big Lots, Inc. (a)	59,661
4,500	Bob Evans Farms, Inc.	125,595
5,000	Brinker International, Inc.	81,600
2,200	Career Education Corp. (a)	47,850
5,600	CarMax, Inc. (a)	115,528
9,800	Chico’s FAS, Inc. (a)	125,146
12,000	Corinthian Colleges, Inc. (a)	168,000
4,800	Dollar Tree, Inc. (a)	237,696
2,400	Guess?, Inc.	95,304
13,500	Hertz Global Holdings, Inc. (a)	139,860
4,800	Hewitt Associates, Inc., Class A (a)	189,504
10,800	Hubbell, Inc., Class B	465,048
1,600	ITT Educational Services, Inc. (a)	154,992
1,800	J. Crew Group, Inc. (a)	70,578
8,300	Leggett & Platt, Inc.	151,558
3,100	Liberty Media Corp.—Capital, Series A (a)	80,259
3,900	Manpower, Inc.	201,981
7,600	MeadWestvaco Corp.	182,932
4,300	Netflix, Inc. (a)	267,675
565	NVR, Inc. (a)	386,539
2,600	Phillips Van Heusen Corp.	102,154
950	Priceline.com, Inc. (a)	185,583
7,400	R.R. Donnelley & Sons Co.	146,668
2,300	Rent-A-Center, Inc. (a)	46,000
4,900	Rollins, Inc.	96,432
9,100	Ross Stores, Inc.	417,963
1,300	Silgan Holdings, Inc.	67,405
435	Strayer Education, Inc.	90,384
9,900	Tech Data Corp. (a)	403,425
4,300	Temple-Inland, Inc.	74,691
2,300	Thor Industries, Inc.	73,025
1,266	Walt Disney Co. (The)	37,410
4,900	Williams-Sonoma, Inc.	93,002

		5,665,545

Consumer Staples (6.3%)
11,500	Cheesecake Factory, Inc. (The) (a)	243,110
1,100	Chipotle Mexican Grill, Inc., Class A (a)	106,106
7,400	Constellation Brands, Inc., Class A (a)	118,992
14,500	Del Monte Foods Co.	165,010
4,000	Hormel Foods Corp.	154,800
6,800	Jones Apparel Group, Inc.	98,192
7,000	Lancaster Colony Corp.	381,850
2,500	Panera Bread Co., Class A (a)	178,550
2,100	PepsiAmericas, Inc.	61,005
6,900	Smithfield Foods, Inc. (a)	103,914
10,000	SUPERVALU, Inc.	147,100

Shares	Security Description	Value ($)
Common Stocks, continued
Consumer Staples, continued
3,800	Tupperware Brands Corp.	161,348

		1,919,977

Energy (3.2%)
8,100	Atmos Energy Corp.	223,722
4,800	Cimarex Energy Co.	236,208
1,800	Encore Acquisition Co. (a)	85,716
27,500	Patterson-UTI Energy, Inc.	422,400

		968,046

Financials (11.4%)
9,000	AmeriCredit Corp. (a)	188,730
4,600	Aspen Insurance Holdings Ltd.	122,498
8,500	Broadridge Financial Solutions, Inc.	184,620
5,400	Endurance Specialty Holdings Ltd.	194,508
6,200	First American Corp.	183,334
15,600	Fulton Financial Corp.	144,144
7,400	International Bancshares Corp.	154,216
4,700	Jefferies Group, Inc. (a)	120,038
4,600	Lender Processing Services, Inc.	178,296
15,100	New York Community Bancorp, Inc.	226,953
5,700	Platinum Underwriters Holdings Ltd.	206,682
4,700	Raymond James Financial, Inc.	118,957
4,700	Reinsurance Group of America, Inc.	228,984
3,100	RenaissanceRe Holdings Ltd.	167,958
7,900	SVB Financial Group (a)	342,781
11,100	Trustmark Corp.	253,080
11,400	Unitrin, Inc.	247,380
7,200	Waddell & Reed Financial, Inc., Class A	225,576

		3,488,735

Health Care (11.3%)
11,600	Affymetrix, Inc. (a)	61,248
4,000	Alexion Pharmaceuticals, Inc. (a)	185,480
2,900	Beckman Coulter, Inc.	189,573
600	Cerner Corp. (a)	45,390
4,700	Charles River Laboratories International, Inc. (a)	170,798
4,600	Coventry Health Care, Inc. (a)	105,248
3,200	Endo Pharmaceuticals Holdings, Inc. (a)	64,352
22,400	Health Net, Inc. (a)	543,424
9,600	Hill-Rom Holdings, Inc.	224,352
8,100	Kindred Healthcard, Inc. (a)	136,971
2,600	Kinetic Concepts, Inc. (a)	107,354
2,713	Life Technologies Corp. (a)	134,863
3,800	Magellan Health Services, Inc. (a)	150,024
1,400	Myriad Genetics, Inc. (a)	32,900
7,200	Owens & Minor, Inc.	288,648
5,300	PDL BioPharma, Inc.	33,920
6,300	Perrigo Co.	278,964
9,400	STERIS Corp.	245,152
1,800	Techne Corp.	118,116
4,600	Universal Health Services, Inc.	134,136

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Mid-Cap Fund

Schedule of Portfolio Investments, continued

January 31, 2010

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks, continued
Health Care, continued
3,500	Watson Pharmaceuticals, Inc. (a)	134,295
3,000	WellCare Health Plans, Inc. (a)	93,540

		3,478,748

Industrials (11.7%)
700	Alliant Techsystems, Inc. (a)	55,279
3,000	Arrow Electronics, Inc. (a)	78,810
4,900	Avery Dennison Corp.	159,299
1,700	Bemis Co., Inc.	47,702
1,400	Bucyrus International, Inc.	73,332
7,600	Carlisle Cos., Inc.	254,752
3,700	Crane Co.	112,924
9,900	EMCOR Group, Inc. (a)	238,194
3,500	Graco, Inc.	93,415
3,800	Harsco Corp.	113,088
1,400	Joy Global, Inc.	64,036
5,300	KBR, Inc.	99,269
14,300	Kennametal, Inc.	350,064
2,700	Lincoln Electric Holdings, Inc.	131,841
3,900	MSC Industrial Direct Co., Inc., Class A	168,441
2,400	Nordson Corp.	135,696
4,000	Oil States International, Inc. (a)	147,360
7,100	Oshkosh Corp.	256,097
2,500	Pentair, Inc.	76,350
17,100	Timken Co. (The)	383,211
6,600	TRW Automotive Holdings Corp. (a)	151,998
3,900	Valspar Corp. (The)	103,272
1,500	Varian, Inc. (a)	77,340
15,600	Worthington Industries, Inc.	225,732

		3,597,502

Information Technology (11.3%)
14,000	3com Corp. (a)	104,300
15,200	Advanced Micro Devices, Inc. (a)	113,392
6,100	Arris Group, Inc. (a)	61,244
2,400	Avnet, Inc. (a)	63,456
18,900	Cadence Design Systems, Inc. (a)	109,809
8,000	Convergys Corp. (a)	85,600
1,600	F5 Networks, Inc. (a)	79,088
700	FactSet Research Systems, Inc.	44,100
6,700	Fairchild Semiconductor International, Inc. (a)	60,166
3,800	Gartner, Inc. (a)	81,320
3,600	Informatica Corp. (a)	85,284
17,200	Ingram Micro, Inc. (a)	290,680
28,000	LSI Logic Corp. (a)	139,720
8,600	NeuStar, Inc., Class A (a)	193,156
5,700	Novellus Systems, Inc. (a)	119,130
5,900	Plantronics, Inc.	155,878
12,700	Quest Software, Inc. (a)	218,694
2,300	Red Hat, Inc. (a)	62,606
40,800	RF Micro Devices, Inc. (a)	157,080
17,500	SAIC, Inc. (a)	320,775
2,100	SanDisk Corp. (a)	53,382

Shares	Security Description	Value ($)
Common Stocks, continued
Information Technology, continued
1,200	Solera Holdings, Inc.	39,732
10,000	Sybase, Inc. (a)	406,700
2,000	Syntel, Inc.	67,240
7,400	TIBCO Software, Inc. (a)	66,304
8,100	Vishay Intertechnology, Inc. (a)	61,074
5,500	Western Digital Corp. (a)	208,945

		3,448,855

Materials (3.3%)
8,000	Cabot Corp.	206,240
2,900	Cliffs Natural Resources, Inc.	115,855
6,400	Louisiana-Pacific Corp. (a)	45,504
3,300	Lubrizol Corp. (The)	243,177
3,900	Reliance Steel & Aluminum Co.	158,886
3,500	Terra Industries, Inc.	110,600
6,400	Westlake Chemical Corp.	131,392

		1,011,654

Oil & Gas (3.1%)
2,700	FMC Technologies, Inc. (a)	143,559
3,100	Helix Energy Solutions Group, Inc. (a)	32,891
5,500	Newfield Exploration Co. (a)	269,170
5,100	Plains Exploration & Production Co. (a)	170,085
1,700	Rowan Cos., Inc. (a)	36,516
4,700	Whiting Petroleum Corp. (a)	312,832

		965,053

Real Estate Investment Trusts (8.4%)
10,600	Annaly Capital Management, Inc.	184,228
1,700	BRE Properties, Inc.	54,519
1,500	Digital Realty Trust, Inc.	72,000
8,300	Equity One, Inc.	139,025
1,300	Federal Realty Investment Trust	83,694
13,400	Hospitality Properties Trust	296,408
33,800	HRPT Properties Trust	225,446
2,700	Liberty Property Trust	82,080
2,249	Macerich Co. (The)	69,382
7,600	Mack-Cali Realty Corp.	247,912
24,500	MFA Financial, Inc.	180,320
13,000	National Retail Properties, Inc.	262,600
5,000	Nationwide Health Properties, Inc.	164,800
11,500	Omega Healthcare Investors, Inc.	215,165
2,400	Potlatch Corp.	73,680
1,600	Rayonier, Inc.	67,184
3,100	Realty Income Corp.	86,583
4,000	Senior Housing Properties Trust	83,400
1	Walter Investment Management Corp.	13

		2,588,439

Services (1.1%)
1,300	Towers Watson & Co., Class A	56,719
11,800	World Fuel Services Corp.	283,554

		340,273

Technology (0.6%)
3,300	Cree, Inc. (a)	184,503

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Mid-Cap Fund

Schedule of Portfolio Investments, continued

January 31, 2010

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks, continued
Telecommunications (0.6%)
15,300	JDS Uniphase Corp. (a)	120,258
1,800	NII Holdings, Inc. (a)	58,932

		179,190

Transportation (2.0%)
3,900	Alaska Air Group, Inc. (a)	122,226
8,200	Landstar System, Inc.	297,578
10,400	Werner Enterprises, Inc.	205,712

		625,516

Utilities (6.0%)
5,000	CMS Energy Corp.	75,850
7,300	Hawaiian Electric Industries, Inc.	144,394
3,000	IDACORP, Inc.	94,050
4,900	Integrys Energy Group, Inc.	205,065
11,900	MDU Resources Group, Inc.	262,038
7,900	Mirant Corp. (a)	111,153
1,500	National Fuel Gas Co.	70,380
3,900	New Jersey Resources Corp.	142,311

Shares	Security Description	Value ($)
Common Stocks, continued
Utilities, continued
1,500	Nicor, Inc.	60,780
16,400	NiSource, Inc.	233,700
4,200	NSTAR	144,228
1,800	OGE Energy Corp.	65,196
1,800	Pinnacle West Capital Corp.	64,476
13,300	PNM Resources, Inc.	154,679

		1,828,300

Total Common Stocks (Cost $26,957,570)		30,290,336

Investment Companies (1.3%)
384,913	Victory Federal Money Market Fund, Investor Shares, 0.01% (b)	384,913

Total Investment Companies (Cost $384,913)		384,913

Total Investments (Cost $27,342,483) —100.1%		30,675,249
Liabilities in excess of other assets—(0.1)%		(22,313)

Net Assets—100.0%		30,652,936

(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2010.

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Growth Stock Fund

Schedule of Portfolio Investments

January 31, 2010

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks (98.7%)
Consumer Discretionary (12.2%)
13,800	AutoNation, Inc. (a)	248,400
7,300	Bed Bath & Beyond, Inc. (a)	282,510
3,900	Big Lots, Inc. (a)	110,799
15,100	Brown-Forman Corp.	774,932
10,000	Cintas Corp.	251,100
16,140	Colgate-Palmolive Co.	1,291,684
5,500	Ecolab, Inc.	241,450
7,500	Estee Lauder Cos., Inc. (The), Class A	393,900
22,500	Ford Motor Co. (a)	243,900
9,600	Hertz Global Holdings, Inc. (a)	99,456
10,100	Kimberly-Clark Corp.	599,839
10,390	McDonald’s Corp.	648,648
4,200	McGraw-Hill Cos., Inc. (The)	148,890
6,500	MeadWestvaco Corp.	156,455
2,200	Polo Ralph Lauren Corp.	180,400
5,200	Sealed Air Corp.	103,168
3,000	Sherwin-Williams Co. (The)	190,050
28,700	Starbucks Corp. (a)	625,373
31,210	TJX Cos., Inc. (The)	1,186,292
9,500	Viacom, Inc., Class B (a)	276,830
6,500	Wyndham Worldwide Corp.	136,435

		8,190,511

Consumer Staples (6.6%)
19,200	Altria Group, Inc.	381,312
5,000	Archer-Daniels-Midland Co.	149,750
35,800	Coca-Cola Enterprises, Inc.	722,802
24,100	Constellation Brands, Inc., Class A (a)	387,528
12,300	Dr Pepper Snapple Group, Inc.	340,218
1,800	Hershey Co. (The)	65,574
8,270	Kroger Co. (The)	177,226
3,500	Molson Coors Brewing Co., Class B	147,000
12,704	PepsiCo, Inc.	757,413
7,100	Reynolds American, Inc.	377,720
22,300	Sysco Corp.	624,177
7,800	Walgreen Co.	281,190

		4,411,910

Energy (8.1%)
7,000	Anadarko Petroleum Corp.	446,460
12,800	Chesapeake Energy Corp.	317,184
3,860	Chevron Corp.	278,383
19,400	ConocoPhillips	931,200
5,390	Devon Energy Corp.	360,645
17,500	ENSCO International PLC, Sponsored ADR	683,025
21,640	Exxon Mobil Corp.	1,394,265
14,500	Murphy Oil Corp.	740,660
7,300	Peabody Energy Corp.	307,476

		5,459,298

Financials (5.6%)
4,700	Aflac, Inc.	227,621
730	BlackRock, Inc.	156,089

Shares	Security Description	Value ($)
Common Stocks, continued
Financials, continued
7,000	Discover Financial Services	95,760
4,600	Franklin Resources, Inc.	455,538
6,825	Goldman Sachs Group, Inc. (The)	1,015,014
19,100	Invesco Ltd.	368,630
1,930	MasterCard, Inc., Class A	482,307
5,500	Moody’s Corp.	151,745
8,400	PNC Financial Services Group, Inc.	465,612
6,900	Western Union Co.	127,926
15,500	XL Capital Ltd., Class A	259,935

		3,806,177

Health Care (14.4%)
9,600	Abbott Laboratories	508,224
11,540	AmerisourceBergen Corp.	314,580
29,440	Amgen, Inc. (a)	1,721,651
3,400	Biogen Idec, Inc. (a)	182,716
8,800	C. R. Bard, Inc.	729,432
7,600	Cardinal Health, Inc.	251,332
8,600	Forest Laboratories, Inc. (a)	254,904
2,900	Gilead Sciences, Inc. (a)	139,983
13,100	Humana, Inc. (a)	636,922
51,060	Johnson & Johnson	3,209,632
16,300	Medco Health Solutions, Inc. (a)	1,002,124
41,400	Pfizer, Inc.	772,524

		9,724,024

Industrials (8.6%)
14,400	3M Co.	1,159,056
18,400	Avery Dennison Corp.	598,184
5,600	Bemis Co., Inc.	157,136
3,500	Burlington Northern Santa Fe Corp.	349,055
5,700	Caterpillar, Inc.	297,768
12,200	Cooper Industries PLC, Class A	523,380
2,600	Dover Corp.	111,488
5,500	Fluor Corp.	249,370
12,400	General Dynamics Corp.	828,940
5,350	Lockheed Martin Corp.	398,682
6,900	Northrop Grumman Corp.	390,540
6,900	Raytheon Co.	361,767
3,400	W.W. Grainger, Inc.	337,552

		5,762,918

Information Technology (31.3%)
9,300	Adobe Systems, Inc. (a)	300,390
18,600	Advanced Micro Devices, Inc. (a)	138,756
15,000	Amazon.com, Inc. (a)	1,881,150
12,040	Apple Computer, Inc. (a)	2,313,125
4,400	Automatic Data Processing, Inc.	179,476
16,900	Avnet, Inc. (a)	446,836
25,900	BMC Software, Inc. (a)	1,000,776
8,000	Broadcom Corp., Class A (a)	213,760
20,700	CA, Inc.	456,228
106,590	Cisco Systems, Inc. (a)	2,395,077
10,700	Computer Sciences Corp. (a)	548,910
30,800	Convergys Corp. (a)	329,560
6,300	DIRECTV, Inc., Class A (a)	191,205

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Growth Stock Fund

Schedule of Portfolio Investments, continued

January 31, 2010

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks, continued
Information Technology, continued
2,125	Google, Inc., Class A (a)	1,125,018
18,980	International Business Machines Corp.	2,322,962
10,800	Jabil Circuit, Inc.	156,384
2,900	KLA-Tencor Corp.	81,780
17,300	Marvell Technology Group Ltd. (a)	301,539
12,100	Micron Technology, Inc. (a)	105,512
97,330	Microsoft Corp.	2,742,759
48,800	Motorola, Inc. (a)	300,120
8,200	NetApp, Inc. (a)	238,866
11,900	Novellus Systems, Inc. (a)	248,710
19,400	Oracle Corp.	447,364
29,800	SanDisk Corp. (a)	757,516
8,100	Seagate Technology	135,513
8,800	Symantec Corp. (a)	149,160
35,600	Texas Instruments, Inc.	801,000
19,000	Western Digital Corp. (a)	721,810

		21,031,262

Materials (2.0%)
10,500	Freeport-McMoRan Copper & Gold, Inc., Class B	700,245
6,100	Lubrizol Corp. (The)	449,509
4,000	Sigma-Aldrich Corp.	191,400

		1,341,154

Oil & Gas (3.1%)
7,300	Apache Corp.	721,021
27,800	Cameron International Corp. (a)	1,046,948
4,200	Noble Corp.	169,344
5,600	Rowan Cos., Inc. (a)	120,288

		2,057,601

Shares	Security Description	Value ($)
Common Stocks, continued
Oil & Gas Services (0.9%)
7,700	Occidental Petroleum Corp.	603,218

Real Estate Investment Trusts (1.4%)
17,800	Annaly Capital Management, Inc.	309,364
8,400	Public Storage	665,112

		974,476

Telecommunications (2.6%)
24,900	AT&T, Inc.	631,464
52,900	JDS Uniphase Corp. (a)	415,794
106,700	Qwest Communications International, Inc.	449,207
18,000	Virgin Media, Inc.	255,420

		1,751,885

Transportation (1.1%)
4,800	C.H. Robinson Worldwide, Inc.	271,824
8,100	United Parcel Service, Inc., Class B	467,937

		739,761

Utilities (0.8%)
12,300	DTE Energy Co.	517,092

Total Common Stocks (Cost $61,827,540)		66,371,287

Investment Companies (1.6%)
1,089,780	Victory Federal Money Market Fund, Investor Shares, 0.01% (b)	1,089,780

Total Investment Companies (Cost $1,089,780)		1,089,780

Total Investments (Cost $62,917,320) —100.3%		67,461,067
Liabilities in excess of other assets—(0.3)%		(180,406)

Net Assets—100.0%		67,280,661

(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2010.

ADR—American Depositary Receipt

PLC—Public Liability Co.

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Growth and Income Fund

Schedule of Portfolio Investments

January 31, 2010

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks (98.7%)
Consumer Discretionary (14.2%)
9,700	AutoNation, Inc. (a)	174,600
17,760	Colgate-Palmolive Co.	1,421,333
50,600	Ford Motor Co. (a)	548,504
35,700	Hertz Global Holdings, Inc. (a)	369,852
19,500	Leggett & Platt, Inc.	356,070
37,800	Macy’s, Inc.	602,154
5,485	McDonald’s Corp.	342,429
14,200	MeadWestvaco Corp.	341,794
32,300	Newell Rubbermaid, Inc.	438,311
9,120	Philip Morris International, Inc.	415,051
23,600	Starbucks Corp. (a)	514,244
36,200	Time Warner, Inc.	993,690
15,500	TJX Cos., Inc. (The)	589,155
18,900	Wal-Mart Stores, Inc.	1,009,827
17,100	Wyndham Worldwide Corp.	358,929

		8,475,943

Consumer Staples (6.0%)
17,000	Archer-Daniels-Midland Co.	509,150
31,100	Coca-Cola Enterprises, Inc.	627,909
14,600	ConAgra Foods, Inc.	332,004
25,650	Kroger Co. (The)	549,679
6,900	Lorillard, Inc.	522,330
13,295	PepsiCo, Inc.	792,648
9,300	Sysco Corp.	260,307

		3,594,027

Energy (9.6%)
9,100	Anadarko Petroleum Corp.	580,398
30,120	ConocoPhillips	1,445,760
11,400	Constellation Energy Group	367,992
7,930	Devon Energy Corp.	530,596
14,380	ENSCO International PLC, Sponsored ADR	561,252
34,540	Exxon Mobil Corp.	2,225,412

		5,711,410

Financials (13.7%)
27,100	Bank of America Corp.	411,378
3,475	BlackRock, Inc.	743,025
12,600	Chubb Corp. (The)	630,000
8,375	Goldman Sachs Group, Inc. (The)	1,245,530
51,875	JPMorgan Chase & Co.	2,020,012
1,350	MasterCard, Inc., Class A	337,365
17,800	PNC Financial Services Group, Inc.	986,654
16,760	Travelers Cos., Inc. (The)	849,229
38,700	U.S. Bancorp	970,596

		8,193,789

Health Care (13.4%)
26,500	AmerisourceBergen Corp.	722,390
10,400	Amgen, Inc. (a)	608,192
5,710	Baxter International, Inc.	328,839
4,200	C. R. Bard, Inc.	348,138
34,200	Coventry Health Care, Inc. (a)	782,496
20,300	Eli Lilly & Co.	714,560

Shares	Security Description	Value ($)
Common Stocks, continued
Health Care, continued
8,900	Gilead Sciences, Inc. (a)	429,603
32,526	Johnson & Johnson	2,044,584
9,600	McKesson Corp.	564,672
8,300	Medco Health Solutions, Inc. (a)	510,284
50,501	Pfizer, Inc.	942,349

		7,996,107

Industrials (8.0%)
5,600	3M Co.	450,744
10,800	Dover Corp.	463,104
7,700	Fluor Corp.	349,118
86,800	General Electric Co.	1,395,744
5,600	Joy Global, Inc.	256,144
8,860	Lockheed Martin Corp.	660,247
16,160	Northrop Grumman Corp.	914,656
3,090	W.W. Grainger, Inc.	306,775

		4,796,532

Information Technology (18.8%)
47,100	Advanced Micro Devices, Inc. (a)	351,366
6,300	Amazon.com, Inc. (a)	790,083
3,290	AOL, Inc. (a)	78,861
6,035	Apple Computer, Inc. (a)	1,159,444
7,600	Automatic Data Processing, Inc.	310,004
16,950	Avnet, Inc. (a)	448,158
11,500	BMC Software, Inc. (a)	444,360
37,300	Cisco Systems, Inc. (a)	838,131
28,700	Convergys Corp. (a)	307,090
1,115	Google, Inc., Class A (a)	590,303
10,220	Hewlett-Packard Co.	481,056
9,300	International Business Machines Corp.	1,138,227
52,700	Marvell Technology Group Ltd. (a)	918,561
56,790	Microsoft Corp.	1,600,342
19,000	Novellus Systems, Inc. (a)	397,100
5,400	QUALCOMM, Inc.	211,626
21,900	SanDisk Corp. (a)	556,698
14,300	Symantec Corp. (a)	242,385
9,900	Western Digital Corp. (a)	376,101

		11,239,896

Materials (3.2%)
10,400	Freeport-McMoRan Copper & Gold, Inc., Class B	693,576
14,400	Lubrizol Corp. (The)	1,061,136
3,100	Newmont Mining Corp.	132,866

		1,887,578

Oil & Gas (2.0%)
5,800	Apache Corp.	572,866
16,100	Noble Corp.	649,152

		1,222,018

Real Estate Investment Trusts (1.1%)
17,800	Annaly Capital Management, Inc.	309,364
13,300	HCP, Inc.	377,055

		686,419

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Growth and Income Fund

Schedule of Portfolio Investments, continued

January 31, 2010

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks, continued
Telecommunications (4.3%)
53,346	AT&T, Inc.	1,352,855
63,500	Qwest Communications International, Inc.	267,335
58,400	Tellabs, Inc. (a)	375,512
40,700	Virgin Media, Inc.	577,533

		2,573,235

Transportation (1.2%)
7,000	C.H. Robinson Worldwide, Inc.	396,410
5,600	United Parcel Service, Inc., Class B	323,512

		719,922

Utilities (3.2%)
14,200	DTE Energy Co.	596,968
26,200	Edison International	872,984
10,900	Nicor, Inc.	441,668

		1,911,620

Total Common Stocks (Cost $57,995,096)		59,008,496

Shares	Security Description	Value ($)
Investment Companies (1.6%)
943,818	Victory Federal Money Market Fund, Investor Shares, 0.01% (b)	943,818
3,820	Victory Institutional Money Market Fund, Investor Shares, 0.01% (b)	3,820

Total Investment Companies (Cost $947,638)		947,638

Total Investments (Cost $58,942,734) —100.3%		59,956,134
Liabilities in excess of other assets—(0.3)%		(176,257)

Net Assets—100.0%		59,779,877

(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2010.

ADR—American Depositary Receipt

PLC—Public Liability Co.

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Value Fund

Schedule of Portfolio Investments

January 31, 2010

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks (98.8%)
Consumer Discretionary (11.3%)
9,000	AutoNation, Inc. (a)	162,000
4,300	Avon Products, Inc.	129,602
4,200	Brinker International, Inc.	68,544
16,600	Comcast Corp., Class A	262,778
7,200	DISH Network Corp., Class A	131,472
1,700	Estee Lauder Cos., Inc. (The), Class A	89,284
49,300	Ford Motor Co. (a)	534,412
31,400	Hertz Global Holdings, Inc. (a)	325,304
17,300	Home Depot, Inc. (The)	484,573
5,200	Kimberly-Clark Corp.	308,828
11,500	Leggett & Platt, Inc.	209,990
3,600	Liberty Media Corp.—Capital, Series A (a)	93,204
9,600	Macy’s, Inc.	152,928
9,500	MeadWestvaco Corp.	228,665
22,800	News Corp., Class A	287,508
495	NVR, Inc. (a)	338,649
15,800	Starbucks Corp. (a)	344,282
9,900	Temple-Inland, Inc.	171,963
2,591	Time Warner Cable, Inc.	112,942
37,300	Time Warner, Inc.	1,023,885
6,200	TJX Cos., Inc. (The)	235,662
3,940	Walt Disney Co. (The)	116,427
1,200	Whirlpool Corp.	90,216
8,900	Wyndham Worldwide Corp.	186,811

		6,089,929

Consumer Staples (4.1%)
22,300	Archer-Daniels-Midland Co.	667,885
27,000	Coca-Cola Enterprises, Inc.	545,130
4,600	Constellation Brands, Inc., Class A (a)	73,968
12,470	Kroger Co. (The)	267,232
3,900	Reynolds American, Inc.	207,480
17,300	Sysco Corp.	484,227

		2,245,922

Energy (15.6%)
12,200	Anadarko Petroleum Corp.	778,116
3,690	Atmos Energy Corp.	101,918
8,100	Chesapeake Energy Corp.	200,718
29,390	Chevron Corp.	2,119,607
26,700	ConocoPhillips	1,281,600
5,000	Constellation Energy Group	161,400
4,900	Devon Energy Corp.	327,859
27,850	Duke Energy Corp.	460,360
18,408	Exxon Mobil Corp.	1,186,027
5,400	Halliburton Co.	157,734
6,900	Hess Corp.	398,751
6,500	Murphy Oil Corp.	332,020
40,400	Patterson-UTI Energy, Inc.	620,544
14,400	Williams Cos., Inc. (The)	300,096

		8,426,750

Financials (21.3%)
1,900	Aflac, Inc.	92,017
72,847	Bank of America Corp.	1,105,817

Shares	Security Description	Value ($)
Common Stocks, continued
Financials, continued
14,800	Bank of New York Mellon Corp.	430,532
10,700	BB&T Corp.	298,209
3,825	BlackRock, Inc.	817,862
8,000	Capital One Financial Corp.	294,880
5,370	Chubb Corp. (The)	268,500
7,000	CIGNA Corp.	236,390
22,860	Citigroup, Inc. (a)	75,895
4,800	First American Corp.	141,936
12,600	First Horizon National Corp. (a)	163,170
2,100	Franklin Resources, Inc.	207,963
5,030	Goldman Sachs Group, Inc. (The)	748,062
55,599	JPMorgan Chase & Co.	2,165,025
1,700	PartnerRe Ltd.	126,803
14,600	PNC Financial Services Group, Inc.	809,278
5,200	Raymond James Financial, Inc.	131,612
3,100	Reinsurance Group of America, Inc.	151,032
300	RenaissanceRe Holdings Ltd.	16,254
14,000	Travelers Cos., Inc. (The)	709,380
18,400	U.S. Bancorp	461,472
18,700	Unitrin, Inc.	405,790
43,600	Wells Fargo & Co.	1,239,548
25,100	XL Capital Ltd., Class A	420,927

		11,518,354

Health Care (9.5%)
25,960	AmerisourceBergen Corp.	707,670
3,000	Amgen, Inc. (a)	175,440
8,200	Covidien PLC	414,592
16,200	Health Net, Inc. (a)	393,012
3,200	Herbalife Ltd.	124,320
5,400	Hill-Rom Holdings, Inc.	126,198
2,000	Humana, Inc. (a)	97,240
5,500	Johnson & Johnson	345,730
4,800	McKesson Corp.	282,336
1,300	Medco Health Solutions, Inc. (a)	79,924
105,126	Pfizer, Inc.	1,961,651
5,200	UnitedHealth Group, Inc.	171,600
5,800	UnumProvident Corp.	113,506
2,600	WellPoint, Inc. (a)	165,672

		5,158,891

Industrials (10.3%)
2,000	Avery Dennison Corp.	65,020
2,700	Burlington Northern Santa Fe Corp.	269,271
8,000	Carlisle Cos., Inc.	268,160
7,800	Cooper Industries PLC, Class A	334,620
2,300	FedEx Corp.	180,205
1,300	General Dynamics Corp.	86,905
104,960	General Electric Co.	1,687,757
11,900	Illinois Tool Works, Inc.	518,721
5,600	Northrop Grumman Corp.	316,960
8,400	Oil States International, Inc. (a)	309,456
15,200	Raytheon Co.	796,936
2,600	Thermo Electron Corp. (a)	119,990
12,100	Timken Co. (The)	271,161

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Value Fund

Schedule of Portfolio Investments, continued

January 31, 2010

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks, continued
Industrials, continued
8,600	TRW Automotive Holdings Corp. (a)	198,058
1,400	W.W. Grainger, Inc.	138,992

		5,562,212

Information Technology (6.7%)
28,600	Advanced Micro Devices, Inc. (a)	213,356
1,000	Amazon.com, Inc. (a)	125,410
3,463	AOL, Inc. (a)	83,008
7,800	Computer Sciences Corp. (a)	400,140
24,100	EMC Corp. (a)	401,747
21,400	Ingram Micro, Inc. (a)	361,660
600	International Business Machines Corp.	73,434
6,200	Liberty Media Corp., Class A (a)	64,356
14,300	Marvell Technology Group Ltd. (a)	249,249
11,900	Motorola, Inc. (a)	73,185
31,800	NeuStar, Inc., Class A (a)	714,228
3,900	Novellus Systems, Inc. (a)	81,510
13,800	SanDisk Corp. (a)	350,796
13,800	Seagate Technology	230,874
10,000	Texas Instruments, Inc.	225,000

		3,647,953

Materials (3.0%)
9,300	Cabot Corp.	239,754
2,000	Cliffs Natural Resources, Inc.	79,900
4,000	Dow Chemical Co. (The)	108,360
6,200	Freeport-McMoRan Copper & Gold, Inc., Class B	413,478
5,800	Lubrizol Corp. (The)	427,402
6,000	Nucor Corp.	244,800
2,500	Reliance Steel & Aluminum Co.	101,850

		1,615,544

Oil & Gas (3.4%)
7,900	Apache Corp.	780,283
4,700	Cameron International Corp. (a)	177,002
1,800	Newfield Exploration Co. (a)	88,092
5,600	Occidental Petroleum Corp.	438,704
10,400	Rowan Cos., Inc. (a)	223,392
2,400	Whiting Petroleum Corp. (a)	159,744

		1,867,217

Real Estate Investment Trusts (3.4%)
21,900	Annaly Capital Management, Inc.	380,622
23,800	Brandywine Realty Trust	267,274

Shares	Security Description	Value ($)
Common Stocks, continued
Real Estate Investment Trusts, continued
3,100	Digital Realty Trust, Inc.	148,800
5,650	Hospitality Properties Trust	124,978
95,540	HRPT Properties Trust	637,252
6,100	Ventas, Inc.	257,420

		1,816,346

Telecommunications (4.3%)
63,111	AT&T, Inc.	1,600,495
3,400	NII Holdings, Inc. (a)	111,316
80,200	Qwest Communications International, Inc.	337,642
17,800	Virgin Media, Inc.	252,582

		2,302,035

Transportation (0.6%)
7,000	CSX Corp.	300,020

Utilities (5.3%)
7,400	Calpine Corp. (a)	81,030
17,400	CMS Energy Corp.	263,958
2,700	Consolidated Edison, Inc.	118,098
15,600	DTE Energy Co.	655,824
16,790	Edison International	559,443
2,300	FirstEnergy Corp.	100,326
5,800	Hawaiian Electric Industries, Inc.	114,724
9,600	Mirant Corp. (a)	135,072
9,000	NRG Energy, Inc. (a)	216,990
6,600	NSTAR	226,644
3,800	PG&E Corp.	160,512
2,900	Pinnacle West Capital Corp.	103,878
6,300	UGI Corp.	154,413

		2,890,912

Total Common Stocks (Cost $52,868,095)		53,442,085

Investment Companies (1.5%)
816,538	Victory Federal Money Market Fund, Investor Shares, 0.01% (b)	816,538

Total Investment Companies (Cost $816,538)		816,538

Total Investments (Cost $53,684,633) —100.3%		54,258,623
Liabilities in excess of other assets—(0.3)%		(138,926)

Net Assets—100.0%		54,119,697

(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2010.

PLC—Public Liability Co.

See notes to financial statements.

PACIFIC CAPITAL FUNDS

High Grade Core Fixed Income Fund

Schedule of Portfolio Investments

January 31, 2010

(Unaudited)

Principal Amount ($)	Security Description	Value ($)
Corporate Bonds (34.6%)
Consumer Discretionary (2.7%)
2,990,000	Comcast Corp., 5.85%, 11/15/15	3,324,548
1,802,000	Harvard President & Fellows of Harvard, 6.30%, 10/1/37, Callable 4/1/16 @ 100	1,918,739

		5,243,287

Energy (4.8%)
1,800,000	Apache Finance Canada, 7.75%, 12/15/29	2,253,928
2,555,000	Duke Capital LLC, 8.00%, 10/1/19	3,085,037
1,750,000	Kinder Morgan Energy Partners LP, 7.13%, 3/15/12	1,939,166
2,000,000	Smith International, Inc., 6.00%, 6/15/16	2,148,818

		9,426,949

Financials (12.7%)
Banking (3.0%)
900,000	International Bank for Reconstruction & Development, 2.10%, 6/15/12, Callable 6/15/10 @ 100	905,329
1,175,000	JPMorgan Chase Bank NA, Series BKNT, 6.00%, 10/1/17	1,262,806
675,000	Regions Bank, 3.25%, 12/9/11 (a)	704,354
1,395,000	US Bank NA, 6.30%, 2/4/14	1,563,160
1,480,000	Wells Fargo & Co., 5.63%, 12/11/17	1,558,231

		5,993,880

Financial Services (9.7%)
125,000	BP Capital Markets PLC, 5.25%, 11/7/13	138,042
1,225,000	Charles Schwab Corp., Series A, 6.38%, 9/1/17, MTN	1,343,476
1,100,000	Citigroup Funding, Inc., 2.25%, 12/10/12 (a)	1,119,610
1,050,000	General Electric Capital Corp., 5.72%, 8/22/11, Callable 7/22/10 @ 100, MTN	1,072,467
1,075,000	General Electric Capital Corp., Series G, 3.00%, 12/9/11 (a)	1,116,626
875,000	General Electric Capital Corp., Series A, 6.90%, 9/15/15, MTN	996,202
650,000	HSBC Finance Corp., 6.75%, 5/15/11	688,848
1,000,000	HSBC Finance Corp., 6.38%, 10/15/11	1,069,378
3,700,000	Merrill Lynch & Co., Series C, 0.49% (b), 6/5/12, MTN	3,625,382
400,000	Merrill Lynch & Co., 5.70%, 5/2/17	400,238
1,000,000	Morgan Stanley, 4.10%, 1/26/15, MTN	995,821

Principal Amount ($)	Security Description	Value ($)
Corporate Bonds, continued
Financial Services, continued
1,250,000	Morgan Stanley, 7.30%, 5/13/19	1,414,510
1,400,000	National Rural Utilities Cooperative Finance Corp., 10.38%, 11/1/18	1,912,707
3,025,000	PartnerRe Finance A LLC, 6.88%, 6/1/18	3,219,807

		19,113,114

		25,106,994

Industrials (2.9%)
2,950,000	Dominion Resources, Inc., 5.25%, 8/1/33	3,147,806
2,300,000	General Electric Co., 5.00%, 2/1/13	2,461,575

		5,609,381

Information Technology (0.4%)
800,000	Pitney Bowes, Inc., 5.25%, 1/15/37, MTN	844,028

Supranational Agency (0.5%)
1,000,000	European Investment Bank, 2.38%, 3/14/14	1,005,540

Technology (1.3%)
1,140,000	Science Applications International Corp., 7.13%, 7/1/32	1,213,114
1,485,000	Science Applications International Corp., 5.50%, 7/1/33	1,336,561

		2,549,675

Telecommunications (4.4%)
2,105,000	AT&T, Inc., 6.70%, 11/15/13	2,406,274
2,075,000	GTE Southwest, Inc., First Mortgage Bond, 8.50%, 11/15/31	2,531,508
1,550,000	Harris Corp., 5.00%, 10/1/15	1,632,890
2,000,000	Harris Corp., 5.95%, 12/1/17	2,181,938

		8,752,610

Transportation (3.0%)
718,606	Burlington Northern & Santa Fe Railway Co. (The), 5.14%, 1/15/21	778,451
3,724,624	FedEx Corp., Pass Thru Certificates, 7.50%, 1/15/18, Callable 12/27/11 @ 100	3,948,102
1,000,000	GATX Corp., 8.75%, 5/15/14	1,145,207

		5,871,760

Utilities (1.9%)
1,295,000	Alabama Power Co., Series 1, 5.65%, 3/15/35, Callable 3/15/15 @ 100	1,239,223
1,300,000	Georgia Power Co., Series Q, 4.90%, 9/15/13	1,391,207

See notes to financial statements.

PACIFIC CAPITAL FUNDS

High Grade Core Fixed Income Fund

Schedule of Portfolio Investments, continued

January 31, 2010

(Unaudited)

Principal Amount ($)	Security Description	Value ($)
Corporate Bonds, continued
Utilities, continued
1,007,000	PacifiCorp, 5.45%, 9/15/13	1,108,205

		3,738,635

Total Corporate Bonds (Cost $64,319,329)		68,148,859

Municipal Bonds (0.7%)
Hawaii (0.7%)
1,410,000	Hawaii State GO, Series DM, 3.68%, 5/1/10	1,421,280

Total Municipal Bonds (Cost $1,410,000)		1,421,280

U.S. Government Agency Mortgage-Backed Obligations (33.9%)
Federal Home Loan Mortgage Corp. (15.9%)
1,591,318	5.50%, 4/1/21	1,711,215
1,722,459	4.50%, 8/1/33	1,757,001
2,011,057	5.00%, 5/1/34	2,097,502
3,382,670	5.50%, 3/1/35	3,596,383
7,273,521	5.00%, 12/1/35	7,579,354
1,168,278	6.00%, 4/1/36	1,254,407
3,931,015	5.86% (b), 12/1/36	4,197,043
3,803,651	6.00%, 12/1/36	4,084,068
2,654,263	5.50%, 1/1/37	2,812,417
2,000,252	6.50%, 5/1/37	2,160,531

		31,249,921

Federal National Mortgage Assoc. (17.3%)
1,049,110	4.50%, 6/1/14	1,087,343
2,005,572	4.50%, 3/1/19	2,111,664
3,162,439	5.00%, 9/1/33	3,299,858
633,456	4.50%, 10/1/33	646,358
2,108,833	5.00%, 1/1/34	2,200,470
560,174	5.00%, 3/1/34	584,516
2,134,879	5.08% (b), 9/1/34	2,229,117
1,933,137	5.14% (b), 10/1/34	2,026,545
1,702,399	6.00%, 4/1/35	1,838,279
1,004,507	5.00%, 8/1/35	1,046,744
2,954,987	5.50%, 10/1/35	3,138,910
1,803,536	6.00%, 12/1/35	1,940,161
1,213,058	6.00%, 10/1/36	1,302,109
2,143,889	5.50%, 12/1/36	2,269,623
4,662,541	5.58% (b), 1/1/37	4,952,284
3,135,173	6.50%, 4/1/38	3,386,216

		34,060,197

Government National Mortgage Assoc. (0.7%)
1,353,035	5.50%, 11/15/35	1,439,774

Total U.S. Government Agency Mortgage- Backed Obligations (Cost $62,831,160)		66,749,892

U.S. Government Agencies (10.4%)
Federal Home Loan Mortgage Corp. (4.4%)
2,975,000	2.45%, 6/29/12, Callable 6/29/10 @ 100	2,997,684

Principal Amount ($)	Security Description	Value ($)
U.S. Government Agencies, continued
Federal Home Loan Mortgage Corp., continued
4,000,000	2.13%, 9/21/12	4,082,996
1,200,000	2.50%, 4/8/13, Callable 4/8/11 @ 100	1,216,201
350,000	5.40%, 3/17/21, Callable 3/17/16 @ 100	381,222

		8,678,103

Federal National Mortgage Assoc. (5.0%)
500,000	1.38%, 10/7/11, Callable 4/7/10 @ 100	500,738
1,000,000	2.50%, 2/17/12, Callable 2/17/10 @ 100	1,001,004
1,175,000	1.75%, 3/8/12, Callable 9/8/10 @ 100	1,182,654
900,000	2.88%, 12/11/13	926,587
3,000,000	3.13%, 11/10/14, Callable 11/10/10 @ 100	3,001,392
2,000,000	4.00%, 4/22/19, Callable 4/22/10 @ 100	2,000,624
925,000	5.50%, 6/25/24, Callable 2/19/10 @ 100	920,574
180,000	5.50%, 5/10/27, Callable 5/10/17 @ 100	187,689

		9,721,262

Small Business Administration Corp. (0.1%)
258,172	6.34%, 8/1/11	271,715

Tennessee Valley Authority (0.5%)
880,000	5.50%, 7/18/17	991,012

U.S. Department of Housing & Urban Development (0.4%)
770,000	3.44%, 8/1/11	800,992

Total U.S. Government Agencies (Cost $20,270,914)		20,463,084

U.S. Treasury Obligations (19.0%)
U.S. Treasury Bonds (6.2%)
2,850,000	7.88%, 2/15/21	3,899,156
8,125,000	4.50%, 2/15/36	8,189,748

		12,088,904

U.S. Treasury Notes (12.8%)
4,200,000	4.75%, 3/31/11	4,414,267
4,162,000	1.13%, 6/30/11	4,201,348
1,000,000	1.50%, 7/15/12	1,010,547
2,516,000	4.63%, 7/31/12	2,735,365
7,675,000	4.25%, 8/15/15	8,359,157
3,000,000	4.63%, 11/15/16	3,308,439
1,500,000	3.13%, 5/15/19	1,448,790

		25,477,913

Total U.S. Treasury Obligations (Cost $38,711,304)		37,566,817

See notes to financial statements.

PACIFIC CAPITAL FUNDS

High Grade Core Fixed Income Fund

Schedule of Portfolio Investments, continued

January 31, 2010

(Unaudited)

Shares	Security Description	Value ($)
Investment Companies (0.4%)
735,236	Victory Federal Money Market Fund, Investor Shares, 0.01% (c)	735,236

Total Investment Companies (Cost $735,236)		735,236

Total Investments (Cost $188,277,943) —99.0%		195,085,168
Other assets in excess of liabilities—1.0%		1,971,875

Net Assets—100.0%		197,057,043

(a)	Security issued under terms of the Temporary Liquidity Guarantee Program and is guaranteed by the Federal Deposit Insurance Corporation.
(b)	Rate periodically changes. Rate disclosed is the rate in effect on January 31, 2010.
(c)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2010.

GO—General Obligation

LLC—Limited Liability Co.

LP—Limited Partnership

MTN—Medium Term Note

PLC—Public Liability Co.

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Tax-Free Securities Fund

Schedule of Portfolio Investments

January 31, 2010

(Unaudited)

Principal Amount ($)	Security Description	Value ($)
Municipal Bonds (99.2%)
Arizona (3.3%)
7,255,000	Phoenix Civic Improvement Corp., Civic Plaza, Convertible CAB, 0.00%, 7/1/31, 5.50% effective 7/1/13, NATL-RE, FGIC	6,385,996
1,605,000	Scottsdale GO, 5.38%, 7/1/16, Callable 7/1/11 @ 101	1,711,428

		8,097,424

California (0.7%)
5,000,000	Norwalk-La Mirada California Unified School District GO, CAB, Series B, 5.21% (a), 8/1/27, AGM-CR, FGIC	1,668,800

Florida (2.7%)
2,000,000	Miami-Dade County Expressway Authority Toll System Revenue, 6.00%, 7/1/20, Prerefunded 7/1/10 @ 101, FGIC	2,066,680
3,725,000	Orlando Utilities Community Water & Electric Revenue, Series D, 6.75%, 10/1/17, ETM	4,487,135

		6,553,815

Georgia (3.9%)
1,865,000	Metropolitan Atlanta Rapid Transportation Authority Sales Tax Revenue, Series P, 6.25%, 7/1/11, AMBAC	1,937,325
390,000	Municipal Electric Authority Power Revenue, Series W, 6.60%, 1/1/18, ETM, NATL-RE, IBC	498,003
6,370,000	Municipal Electric Authority Power Revenue, Series W, 6.60%, 1/1/18, Unrefunded Portion, NATL-RE, IBC, LOC BNYM	7,291,866

		9,727,194

Hawaii (64.9%)
3,000,000	Hawaii Airport System Revenue, AMT, 5.63%, 7/1/18, Callable 7/1/11 @ 100, NATL-RE, FGIC	3,074,850
9,735,000	Hawaii Airport System Revenue, Second Series, AMT, 6.90%, 7/1/12, ETM, NATL-RE, IBC	10,468,435
605,000	Hawaii County GO, Series A, 5.60%, 5/1/13, NATL-RE, FGIC	683,456
1,655,000	Hawaii County GO, Series A, 5.25%, 7/15/17	1,852,673
1,655,000	Hawaii County GO, Series A, 6.00%, 7/15/26, Callable 7/15/18 @100	1,940,835

Principal Amount ($)	Security Description	Value ($)
Municipal Bonds, continued
Hawaii, continued
3,000,000	Hawaii Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co., 5.70%, 7/1/20, Callable 7/1/10 @ 101, AMBAC	3,016,350
3,000,000	Hawaii Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co., Series A, AMT, 4.95%, 4/1/12, NATL-RE	3,138,090
2,000,000	Hawaii Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co., Series A, 5.50%, 12/1/14, Callable 12/1/10 @ 100, AMBAC	2,024,220
5,200,000	Hawaii Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co., Series A, 5.65%, 10/1/27, Callable 10/1/12 @ 101, NATL-RE	5,201,248
510,000	Hawaii State Department of Hawaiian Home Lands Revenue, 4.00%, 4/1/10	511,841
500,000	Hawaii State Department of Hawaiian Home Lands Revenue, 4.50%, 4/1/13	526,455
500,000	Hawaii State Department of Hawaiian Home Lands Revenue, 5.00%, 4/1/16	524,810
775,000	Hawaii State Department of Hawaiian Home Lands Revenue, 5.00%, 4/1/18	797,971
2,000,000	Hawaii State GO, Series BZ, 6.00%, 10/1/12, FGIC, TCRS	2,259,660
1,350,000	Hawaii State GO, Series CH, 4.75%, 11/1/11, NATL-RE, IBC	1,442,178
1,335,000	Hawaii State GO, Series CH, 4.75%, 11/1/13, NATL-RE, IBC	1,503,811
5,000,000	Hawaii State GO, Series CM, 6.50%, 12/1/13, NATL-RE, FGIC	5,965,600
500,000	Hawaii State GO, Series CY, 5.75%, 2/1/15, AGM	593,930
2,000,000	Hawaii State GO, Series DB, 5.00%, 9/1/12, NATL-RE	2,204,680
1,000,000	Hawaii State GO, Series DD, 5.00%, 5/1/17, Callable 5/1/14 @ 100, NATL-RE	1,092,450
2,680,000	Hawaii State GO, Series DD, 5.00%, 5/1/18, Prerefunded 5/1/14 @ 100, NATL-RE	3,078,570

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Tax-Free Securities Fund

Schedule of Portfolio Investments, continued

January 31, 2010

(Unaudited)

Principal Amount ($)	Security Description	Value ($)
Municipal Bonds, continued
Hawaii, continued
1,560,000	Hawaii State GO, Series DD, 5.00%, 5/1/18, Callable 5/1/14 @ 100, NATL-RE	1,683,396
4,000,000	Hawaii State GO, Series DK, 5.00%, 5/1/17	4,604,360
3,000,000	Hawaii State GO, Series DQ, 5.00%, 6/1/23, Callable 6/1/19 @ 100	3,332,640
3,000,000	Hawaii State GO, Series DT, 5.00%, 11/1/19	3,440,730
1,105,000	Hawaii State Harbor System Revenue, Series A, AMT, 5.25%, 7/1/16, AGM	1,175,963
1,500,000	Hawaii State Harbor System Revenue, Series B, AMT, 5.50%, 7/1/19, Callable 7/1/12 @ 100, AMBAC	1,556,760
2,530,000	Hawaii State Highway Revenue, 5.38%, 7/1/18, Prerefunded 7/1/10 @ 100, AGM	2,584,193
1,700,000	Hawaii State Housing Finance & Development Corp., Single Family Mortgage Purchase Revenue, Series A, AMT, 5.40%, 7/1/29, Callable 7/1/10 @ 100, FNMA	1,702,618
2,970,000	Honolulu City & County Board of Water Supply System Revenue, Series A, 4.75%, 7/1/18, Callable 7/1/14 @ 100, NATL-RE, FGIC	3,116,718
2,315,000	Honolulu City & County Board of Water Supply System Revenue, Series A, 4.75%, 7/1/31, Callable 7/1/16 @ 100, NATL-RE	2,368,847
1,300,000	Honolulu City & County Board of Water Supply System Revenue, Series B, AMT, 5.25%, 7/1/17, Callable 7/1/16 @ 100, NATL-RE	1,399,424
2,320,000	Honolulu City & County GO, 6.00%, 12/1/11, ETM, FGIC, TCRS	2,546,919
3,000,000	Honolulu City & County GO, Series A, 6.00%, 1/1/11, ETM, FGIC	3,154,620
4,820,000	Honolulu City & County GO, Series A, 5.75%, 4/1/11, ETM, FGIC	5,122,455
1,865,000	Honolulu City & County GO, Series A, 5.75%, 4/1/12, FGIC, TCRS	2,057,282
850,000	Honolulu City & County GO, Series A, 5.75%, 4/1/13, ETM, FGIC, TCRS	977,611

Principal Amount ($)	Security Description	Value ($)
Municipal Bonds, continued
Hawaii, continued
3,345,000	Honolulu City & County GO, Series A, 5.75%, 4/1/13, FGIC, TCRS	3,823,502
3,500,000	Honolulu City & County GO, Series A, 5.38%, 9/1/18, Prerefunded 9/1/11 @ 100, AGM	3,762,605
6,250,000	Honolulu City & County GO, Series A, 5.00%, 7/1/19, Callable 7/1/15 @ 100, NATL-RE	6,863,375
1,275,000	Honolulu City & County GO, Series A, 5.00%, 7/1/28, Callable 7/1/15 @ 100, NATL-RE	1,339,604
640,000	Honolulu City & County GO, Series B, 5.25%, 10/1/12, FGIC, TCRS	710,528
5,000,000	Honolulu City & County GO, Series D, 5.00%, 7/1/20, Callable 7/1/15 @ 100, NATL-RE	5,472,400
1,000,000	Honolulu City & County Wastewater System Revenue, Series A, 5.00%, 7/1/21, Callable 7/1/19 @ 100	1,121,070
1,000,000	Honolulu City & County Wastewater System Revenue, Series A, 5.00%, 7/1/24, Callable 7/1/19 @ 100	1,099,150
5,000,000	Honolulu Hawaii City & County GO, Series A, 5.00%, 4/1/18	5,750,150
6,680,000	Honolulu Hawaii City & County GO, Series A, 5.00%, 7/1/21, Callable 7/1/17 @ 100, AGM	7,434,907
2,245,000	Honolulu Hawaii City & County GO, Series A, 5.25%, 9/1/22, Prerefunded 9/1/11 @ 100, AGM	2,409,042
1,110,000	Honolulu Hawaii City & County GO, Series A, 5.00%, 4/1/24, Callable 4/1/19 @ 100	1,228,481
5,000,000	Honolulu Hawaii City & County GO, Series A, 5.00%, 7/1/26, Callable 7/1/15 @ 100, NATL-RE	5,338,700
3,150,000	Honolulu Hawaii City & County GO, Series A, 5.00%, 7/1/27, Callable 7/1/15 @ 100, NATL-RE	3,341,111
2,315,000	Honolulu Hawaii City & County GO, Series A, 5.00%, 7/1/29, Callable 7/1/17 @ 100, AGM	2,449,941
2,800,000	Honolulu Hawaii City & County GO, Series D, 5.25%, 9/1/24, Callable 9/1/19 @ 100	3,166,548
2,745,000	Honolulu Hawaii City & County GO, Series D, 5.25%, 9/1/29, Callable 9/1/19 @ 100	3,034,103

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Tax-Free Securities Fund

Schedule of Portfolio Investments, continued

January 31, 2010

(Unaudited)

Principal Amount ($)	Security Description	Value ($)
Municipal Bonds, continued
Hawaii, continued
4,115,000	Honolulu Hawaii City & County GO, Series F, 5.00%, 7/1/22, Callable 7/1/15 @ 100, NATL-RE, FGIC	4,465,310
1,000,000	University of Hawaii System Revenue, Series A, 5.50%, 7/15/16, Prerefunded 7/15/12 @ 100, FGIC	1,115,090
1,205,000	University of Hawaii System Revenue, Series A, 5.50%, 7/15/22, Prerefunded 7/15/12 @ 100, FGIC	1,343,683
1,000,000	University of Hawaii System Revenue, Series A, 5.50%, 7/15/29, Prerefunded 7/15/12 @ 100, FGIC	1,115,090
750,000	University of Hawaii System Revenue, Series A, 5.13%, 7/15/32, Prerefunded 7/15/12 @ 100, FGIC	829,508

		159,940,547

Illinois (4.2%)
2,000,000	Chicago Midway Airport Revenue, Series C, 5.50%, 1/1/15, NATL-RE	2,226,680
4,665,000	Illinois Municipal Electric Agency Power Supply Revenue, Series C, 5.25%, 2/1/21, NATL-RE, FGIC	5,054,294
5,505,000	Kane & De Kalb Counties Illinois Community Unit School District GO, 4.89% (a), 2/1/23, NATL-RE, FGIC	3,060,230

		10,341,204

Indiana (0.5%)
1,000,000	Tri-Creek High School Building Corp. Revenue, 5.00%, 7/15/15, Prerefunded 7/15/13 @ 100, AGM/State Aid Withholding	1,134,220

Kentucky (0.6%)
1,250,000	Kentucky State Property & Buildings Commission Revenue, Second Series, AMT, 5.50%, 11/1/16, Callable 11/1/12 @ 100, AGM	1,374,675

Massachusetts (1.1%)
1,000,000	Massachusetts State GO, Series C, 5.75%, 10/1/20, Prerefunded 10/1/10 @ 100	1,035,960

Principal Amount ($)	Security Description	Value ($)
Municipal Bonds, continued
Massachusetts, continued
1,500,000	Massachusetts State Water Resources Authority Revenue, Series B, 5.00%, 8/1/21, Callable 8/1/19 @ 100, GO of Authority	1,692,060

		2,728,020

Michigan (2.2%)
3,000,000	Michigan Municipal Building Authority Revenue, Clean Water Revolving Fund, 5.50%, 10/1/21, Prerefunded 10/1/10 @ 101	3,134,940
2,245,000	Michigan State Strategic Fund Ltd. Obligation Revenue, 6.95%, 5/1/11, NATL-RE, FGIC	2,375,951

		5,510,891

Missouri (0.8%)
2,000,000	University of Missouri Revenue, Series B, 5.38%, 11/1/16, Callable 11/1/11 @ 100	2,100,980

North Carolina (0.4%)
750,000	Mecklenburg County North Carolina GO, Series A, 5.00%, 8/1/19	877,860

Ohio (2.2%)
795,000	Hamilton County Sales Tax Revenue, Series B, 5.25%, 12/1/18, Prerefunded 12/1/10 @ 100, AMBAC	827,507
205,000	Hamilton County Sales Tax Revenue, Series B, 5.25%, 12/1/18, Callable 12/1/10 @ 100, AMBAC	209,141
1,000,000	Ohio State Building Authority, Adult Correction Facility Revenue, Series A, 5.50%, 10/1/14, Callable 10/1/11 @ 100, AGM	1,065,190
1,900,000	Ohio State, Infrastructure Improvement GO, Series A, 5.00%, 9/1/20, Callable 3/1/15 @ 100	2,072,083
1,000,000	The Ohio State University GO, Series A, 5.00%, 8/1/21	1,139,930

		5,313,851

South Carolina (0.4%)
1,000,000	Richland County South Carolina School Distict No.2 GO, Series B, 5.00%, 2/1/18, Callable 2/1/12 @ 100, NATL-RE, FGIC, SCSDE	1,049,940

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Tax-Free Securities Fund

Schedule of Portfolio Investments, continued

January 31, 2010

(Unaudited)

Principal Amount ($)	Security Description	Value ($)
Municipal Bonds, continued
Texas (5.5%)
2,395,000	Barbers Hill Independent School District GO, 5.00%, 2/15/24, Callable 2/15/15 @ 100, PSF-GTD	2,554,890
1,000,000	Bexar County Texas GO, Series A, 5.00%, 6/15/23, Callable 6/15/19 @ 100	1,102,910
2,630,000	Galveston County GO, CAB, Series RD, 5.96% (a), 2/1/24, NATL-RE, FGIC	1,416,676
2,345,000	Grapevine GO, Series A, 5.00%, 8/15/24, Callable 2/15/15 @ 100, NATL-RE	2,474,983
2,000,000	Houston Independent School District GO, Series A, 5.00%, 2/15/24, Callable 2/15/15 @ 100, PSF-GTD	2,133,520
1,365,000	New Braunfels GO, 5.00%, 10/1/16, Callable 10/1/14 @ 100, AMBAC	1,503,479
2,000,000	San Antonio Texas Electric & Gas Revenue, Series A, 5.00%, 2/1/18	2,277,880

		13,464,338

Washington (5.8%)
3,475,000	Douglas County School District No. 206 Eastmont GO, 5.00%, 12/1/17, Callable 6/1/11 @ 100, FGIC/School Bond Guarantee	3,682,145

Principal Amount ($)	Security Description	Value ($)
Municipal Bonds, continued
Washington, continued
3,000,000	King County Washington School District No. 403 Renton GO, 5.00%, 12/1/24, Callable 12/1/16 @ 100, NATL-RE, FGIC, School Bond Guarantee	3,269,160
2,000,000	Port Seattle Washington Revenue, 5.00%, 2/1/25, Callable 2/1/16 @ 100, XLCA	2,059,440
325,000	Snohomish County Washington GO, 5.25%, 12/1/12, Prerefunded 12/1/11 @ 100, NATL-RE	352,365
2,555,000	Snohomish County Washington GO, 5.25%, 12/1/12, Callable 12/1/11 @ 100, NATL-RE	2,760,856
2,000,000	Washington State GO, Series RA, 5.00%, 1/1/17, Callable 1/1/15 @ 100, AMBAC	2,224,800

		14,348,766

Total Investments (Cost $231,923,900) —99.2%		244,232,525
Other assets in excess of liabilities—0.8%		2,061,332

Net Assets—100.0%		246,293,857

(a)	Rate disclosed represents the effective yield at purchase.

AGM—Insured by Assured Guaranty Municipal Corp.

AGM-CR—Insured by Assured Guaranty Municipal Corp. Custodial Receipts

AMBAC—Insured by American Municipal Bond Assurance Corp.

AMT—Subject to alternative minimum tax

BNYM—Insured by Bank of New York Mellon

CAB—Capital Appreciation Bond

ETM—Escrowed to Maturity

FGIC—Insured by Financial Guaranty Insurance Co.

FNMA—Insured by Federal National Mortgage Association

GO—General Obligation

IBC—Insurance Bond Certificate

NATL-RE—Insured by National Reinsurance Corp.

PSF-GTD—Insured by Public School Funding Guarantee

SCSDE—Insured by South Carolina School Discount Enhancement

TCRS—Transferable Custodial Receipts

XLCA—Insured by XL Capital Assurance

See notes to financial statements.

PACIFIC CAPITAL FUNDS

High Grade Short Intermediate Fixed Income Fund

Schedule of Portfolio Investments

January 31, 2010

(Unaudited)

Principal Amount ($)	Security Description	Value ($)
Corporate Bonds (22.3%)
Consumer Discretionary (3.9%)
125,000	Avon Products, Inc., 5.63%, 3/1/14	138,847
250,000	Comcast Corp., 5.45%, 11/15/10	258,144
1,000,000	Daimler Chrysler NA Holding Corp., 5.88%, 3/15/11	1,046,172
71,000	Newell Rubbermaid, Inc., 4.00%, 5/1/10	71,410
150,000	Wal-Mart Stores, Inc., 4.25%, 4/15/13	160,174
300,000	Walgreen Co., 4.88%, 8/1/13	326,200
82,000	Yale University, Series B, 2.90%, 10/15/14, MTN	83,799

		2,084,746

Consumer Staples (2.8%)
100,000	Coca-Cola Co. (The), 3.63%, 3/15/14	104,633
100,000	Coca-Cola Enterprises, Inc., 3.75%, 3/1/12	105,132
45,000	Diageo Capital PLC, 5.20%, 1/30/13	48,770
150,000	General Mills, Inc., 5.25%, 8/15/13	163,768
175,000	Kellogg Co., 4.25%, 3/6/13	186,449
225,000	Kroger Co., 5.50%, 2/1/13	242,135
165,000	Kroger Co., 5.00%, 4/15/13	175,929
250,000	PepsiCo, Inc., 5.15%, 5/15/12	270,740
160,000	Sysco Corp., 4.20%, 2/12/13	169,203

		1,466,759

Energy (0.5%)
150,000	Chevron Corp., 3.95%, 3/3/14	159,080
100,000	ConocoPhillips, 4.75%, 2/1/14	108,324

		267,404

Financials (8.2%)
325,000	American General Finance, Series J, 5.63%, 8/17/11, MTN	297,823
100,000	Bank of America Corp., Series L, 7.38%, 5/15/14	113,449
50,000	Bank of New York Mellon, 4.30%, 5/15/14	53,140
100,000	BP Capital Markets PLC, 3.63%, 5/8/14	104,150
300,000	Caterpillar Financial Services Corp., 4.25%, 2/8/13, MTN	317,273
500,000	Citigroup, Inc., 5.50%, 4/11/13	525,576
300,000	Citigroup, Inc., 6.50%, 8/19/13	324,308
1,000,000	Countrywide Financial Corp., 4.50%, 6/15/10	1,014,181
525,000	General Electric Capital Corp., 5.72%, 8/22/11, Callable 7/22/10 @ 100, MTN	536,233
90,000	General Electric Capital Corp., Series A, 5.25%, 10/19/12, MTN	96,187
45,000	Goldman Sachs Group, Inc., 5.45%, 11/1/12	48,453

Principal Amount ($)	Security Description	Value ($)
Corporate Bonds, continued
Financials, continued
50,000	John Deere Capital Corp., 5.25%, 10/1/12, MTN	54,517
100,000	JPMorgan Chase & Co., 4.65%, 6/1/14	105,406
500,000	Morgan Stanley, 5.63%, 1/9/12	534,130
100,000	Morgan Stanley, 6.00%, 5/13/14	109,026
45,000	Prudential Financial, Inc., Series D, 3.88%, 1/14/15, MTN	45,408
100,000	U.S. Bancorp, 4.20%, 5/15/14	105,423

		4,384,683

Health Care (0.4%)
200,000	Johnson & Johnson, 5.15%, 8/15/12	219,609

Industrials (1.4%)
75,000	Boeing Co. (The), 5.00%, 3/15/14	81,661
180,000	Boeing Co. (The), 3.50%, 2/15/15	184,705
160,000	Dominion Resource, Inc., 4.75%, 12/15/10	165,382
100,000	Honeywell International, Inc., 3.88%, 2/15/14	105,302
95,000	Paccar, Inc., 6.38%, 2/15/12	103,422
100,000	Snap-on, Inc., 5.85%, 3/1/14	107,732

		748,204

Information Technology (1.0%)
55,000	Dell, Inc., 5.63%, 4/15/14	61,148
325,000	Hewlett-Packard Co., 4.50%, 3/1/13	349,254
100,000	Oracle Corp., 3.75%, 7/8/14	104,761

		515,163

Pharmaceuticals (0.6%)
100,000	Eli Lilly & Co., 3.55%, 3/6/12	104,731
200,000	Pfizer, Inc., 4.45%, 3/15/12	213,023

		317,754

Real Estate Investment Trust (1.9%)
1,000,000	Simon Property Group LP, 4.88%, 3/18/10	1,003,984

Telecommunications (0.8%)
200,000	AT&T, Inc., 4.85%, 2/15/14	216,461
215,000	Verizon Communications, Inc., 4.35%, 2/15/13	228,530

		444,991

Transportation (0.8%)
325,000	United Parcel Service, Inc., 4.50%, 1/15/13	350,966
75,000	United Parcel Service, Inc., 3.88%, 4/1/14	79,400

		430,366

Total Corporate Bonds (Cost $11,316,593)		11,883,663

See notes to financial statements.

PACIFIC CAPITAL FUNDS

High Grade Short Intermediate Fixed Income Fund

Schedule of Portfolio Investments, continued

January 31, 2010

(Unaudited)

Principal Amount ($)	Security Description	Value ($)
Yankee Dollar (0.3%)
Industrials (0.3%)
125,000	ConocoPhillips Canada, 5.30%, 4/15/12	135,739

Total Yankee Dollars (Cost $124,879)		135,739

U.S. Government Agency Mortgage-Backed Obligations (44.8%)
Federal Home Loan Mortgage Corp. (26.7%)
349,457	5.00%, 1/1/19	372,511
738,068	4.50%, 4/1/19	778,495
663,955	4.50%, 12/1/19	699,077
567,127	6.00%, 6/1/21	611,098
884,373	5.14% (a), 11/1/35	932,795
1,023,316	6.50%, 9/1/36	1,106,593
5,673,876	5.00%, 12/1/36	5,906,242
2,214,554	6.50%, 8/1/38	2,390,842
1,398,034	6.00%, 9/1/38	1,499,493

		14,297,146

Federal National Mortgage Assoc. (18.1%)
399,612	5.00%, 5/1/19	425,537
5,012,123	5.50%, 2/1/36	5,319,386
931,609	6.50%, 6/1/36	1,007,859
2,713,982	5.47% (a), 4/1/37	2,880,125

		9,632,907

Total U.S. Government Agency Mortgage- Backed Obligations (Cost $22,755,535)		23,930,053

U.S. Government Agencies (15.0%)
Federal Home Loan Bank (1.1%)
550,000	4.75%, 3/5/12	592,721

Federal Home Loan Mortgage Corp. (10.5%)
1,600,000	2.00%, 3/28/13, Callable 6/28/10 @ 100	1,600,206
300,000	3.50%, 5/29/13	316,738
1,000,000	3.75%, 6/28/13	1,062,866
1,000,000	4.88%, 11/15/13	1,100,256
1,500,000	2.50%, 4/23/14	1,513,802

		5,593,868

Shares or Principal Amount ($)	Security Description	Value ($)
U.S. Government Agencies, continued
Federal National Mortgage Assoc. (3.4%)
1,000,000	2.00%, 1/9/12	1,020,160
750,000	4.38%, 9/15/12	807,954

		1,828,114

Total U.S. Government Agencies (Cost $7,872,033)		8,014,703

U.S. Treasury Obligations (17.0%)
U.S. Treasury Notes (17.0%)
50,000	2.13%, 4/30/10	50,260
45,000	3.88%, 5/15/10	45,496
50,000	3.63%, 6/15/10	50,654
1,175,000	1.13%, 12/15/11	1,183,400
1,475,000	4.63%, 2/29/12	1,589,314
1,500,000	1.50%, 7/15/12	1,515,820
400,000	2.50%, 3/31/13	413,282
1,000,000	3.38%, 6/30/13	1,060,079
800,000	4.25%, 8/15/13	872,813
1,000,000	2.25%, 5/31/14	1,009,454
800,000	2.38%, 9/30/14	806,498
465,000	4.13%, 5/15/15	504,344

		9,101,414

Total U.S. Treasury Obligations (Cost $8,891,744)		9,101,414

Investment Companies (0.0%)
15,245	Dreyfus Cash Management, Institutional Shares, 0.11% (b)	15,245

Total Investment Companies (Cost $15,245)		15,245

Total Investments (Cost $50,976,030) —99.4%		53,080,817
Other assets in excess of liabilities—0.6%		309,935

Net Assets—100.0%		53,390,752

(a)	Rate periodically changes. Rate disclosed is the rate in effect on January 31, 2010.
(b)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2010.

LP—Limited Partnership

MTN—Medium Term Note

PLC—Public Liability Co.

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Tax-Free Short Intermediate Securities Fund

Schedule of Portfolio Investments

January 31, 2010

(Unaudited)

Principal Amount ($)	Security Description	Value ($)
Municipal Bonds (94.9%)
Arizona (0.7%)
500,000	Vistancia Community Facilities District GO, 4.00%, 7/15/13	490,365

Colorado (4.4%)
1,000,000	Pueblo West Metropolitan District Water & Waste Water Revenue, 5.25%, 12/15/25, Prerefunded 12/15/10 @ 100, NATL-RE	1,043,260
1,675,000	Regional Transportation District Sales Tax Revenue, Series B, 5.50%, 11/1/16, Prerefunded 11/1/12 @ 100, AMBAC	1,888,261

		2,931,521

Florida (1.2%)
755,000	Highlands County Florida Health Facilities Authority Revenue, Series G, 5.00%, 11/15/11, Unrefunded Portion	801,032
25,000	Highlands County Florida Health Facilities Authority Revenue, Series G, 5.00%, 11/15/11, ETM	26,828

		827,860

Georgia (2.5%)
500,000	Georgia State GO, Series C, 5.50%, 7/1/12	557,150
1,000,000	Metropolitan Atlanta Rapid Transit Authority Georgia Sales Tax Revenue, Series A, 5.00%, 7/1/12, AMBAC	1,091,780

		1,648,930

Guam (2.3%)
1,350,000	Guam Economic Development Authority, CAB, Series B, 5.40%, 5/15/15	1,579,001

Hawaii (62.0%)
450,000	Hawaii Airport System Revenue, Second Series, AMT, 6.90%, 7/1/12, ETM, NATL-RE, IBC	483,903
1,000,000	Hawaii County GO, Series A, 4.00%, 7/15/10	1,015,850
1,580,000	Hawaii County GO, Series A, 5.00%, 7/15/10, AMBAC	1,612,137
660,000	Hawaii State Airports System Revenue, Second Series, AMT, 6.90%, 7/1/12, ETM	709,724
2,500,000	Hawaii State Department of Budget & Finance, Special Purpose Revenue, Series B, 0.20% (a), 7/1/29, Bank of America N.A.	2,500,000
1,000,000	Hawaii State GO, Series CH, 4.75%, 11/1/13, NATL-RE, IBC	1,126,450
1,630,000	Hawaii State GO, Series CM, 6.00%, 12/1/11, NATL-RE, FGIC	1,785,665

Principal Amount ($)	Security Description	Value ($)
Municipal Bonds, continued
Hawaii, continued
1,000,000	Hawaii State GO, Series CU, 5.75%, 10/1/10, NATL-RE	1,036,300
1,550,000	Hawaii State GO, Series CV, 5.50%, 8/1/10, NATL-RE, FGIC	1,590,501
1,500,000	Hawaii State GO, Series CX, 5.50%, 2/1/15, Prerefunded 2/1/12 @ 100, AGM	1,645,185
1,685,000	Hawaii State GO, Series CX, 5.50%, 2/1/21, Prerefunded 2/1/12 @100, AGM	1,846,322
1,500,000	Hawaii State GO, Series CY, 5.75%, 2/1/13, AGM	1,707,285
2,000,000	Hawaii State GO, Series CZ, 5.25%, 7/1/12, AGM	2,208,040
1,000,000	Hawaii State GO, Series CZ, 5.25%, 7/1/15, Prerefunded 7/1/12 @ 100, AGM	1,108,590
500,000	Hawaii State GO, Series CZ, 5.25%, 7/1/20, Prerefunded 7/1/12 @ 100, AGM	553,025
1,010,000	Hawaii State GO, Series DA, 5.25%, 9/1/17, Prerefunded 9/1/13 @ 100, NATL-RE	1,159,329
1,000,000	Hawaii State GO, Series DG, 5.00%, 7/1/13, AMBAC	1,126,620
1,100,000	Hawaii State GO, Series DO, 3.00%, 8/1/12	1,155,462
1,000,000	Hawaii State GO, Series DQ, 4.00%, 6/1/13	1,091,750
1,000,000	Hawaii State GO, Series DR, 4.00%, 6/1/14	1,103,040
830,000	Hawaii State Harbor System Revenue, Series A, AMT, 4.50%, 7/1/10, AGM	842,608
400,000	Hawaii State Highway Revenue, 5.25%, 7/1/12, Prerefunded 7/1/11 @100, AGM	427,036
1,000,000	Hawaii State Highway Revenue, 5.38%, 7/1/17, Prerefunded 7/1/11 @ 100, AGM	1,069,340
1,055,000	Hawaii State Housing & Community Development Revenue, Series A, 3.70%, 7/1/13, AGM	1,069,337
800,000	Honolulu City & County GO, Series B, 5.25%, 10/1/12, ETM	892,416
1,000,000	Honolulu City & County GO, Series B, 5.50%, 7/1/13, AGM	1,143,640
780,000	Honolulu City & County GO, Series D, 2.25%, 9/1/14	802,636
1,140,000	Honolulu City & County GO, Series D, 5.00%, 9/1/14	1,310,966
500,000	Honolulu City & County Waste Water System Revenue, Series A, 2.00%, 7/1/10	502,250

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Tax-Free Short Intermediate Securities Fund

Schedule of Portfolio Investments, continued

January 31, 2010

(Unaudited)

Principal Amount ($)	Security Description	Value ($)
Municipal Bonds, continued
Hawaii, continued
1,000,000	Honolulu City & County Waste Water System Revenue, Series A, 2.25%, 7/1/11	1,016,050
500,000	Honolulu City & County Waste Water System Revenue, Series A, 4.00%, 7/1/13	537,950
2,000,000	Honolulu Hawaii City & County GO, Series A, 5.25%, 9/1/22, Prerefunded 9/1/11 @ 100, AGM	2,146,140
2,000,000	State of Hawaii GO, Series DG, 5.00%, 7/1/12, AMBAC	2,193,620
1,090,000	University of Hawaii System Revenue, Series A, 5.50%, 7/15/16, Prerefunded 7/15/12 @ 100, FGIC	1,215,448

		41,734,615

Illinois (2.3%)
500,000	Chicago Illinois Midway Airport Revenue, Series B, 5.00%, 1/1/12, AMBAC	526,630
1,000,000	Illinois State GO, 5.25%, 8/1/10, NATL-RE	1,023,070

		1,549,700

Kansas (0.7%)
450,000	Wyandotte County Kansas City Unified Government Utility System Revenue, 5.13%, 9/1/13, Callable 3/15/10 @ 100, NATL-RE	451,719

Michigan (1.2%)
750,000	Michigan State Hospital Finance Authority Revenue, 5.50%, 11/1/12	794,940

Minnesota (2.4%)
1,500,000	Minnesota State GO, 5.00%, 8/1/16, Callable 8/1/12 @ 100	1,624,995

New York (3.2%)
1,000,000	New York State Thruway Authority Revenue, Highway & Bridge Trust Fund, Series B, 5.25%, 4/1/12, AMBAC	1,090,170
1,000,000	New York, New York GO, Series C, 4.25%, 1/1/12	1,057,640

		2,147,810

Ohio (1.7%)
1,000,000	Ohio State GO, 5.00%, 6/15/16, Callable 6/15/13 @ 100	1,131,020

Shares or Principal Amount ($)	Security Description	Value ($)
Municipal Bonds, continued
Pennsylvania (3.2%)
1,000,000	Pennsylvania State Higher Educational Facilities Authority Revenue, 5.00%, 4/1/12, NATL-RE	1,070,810
1,030,000	Philadelphia Water & Waste Water Revenue, Series B, 5.50%, 11/1/11, NATL-RE, FGIC	1,103,985

		2,174,795

Puerto Rico (2.9%)
1,200,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, 6.25%, 7/1/13, NATL-RE, IBC, Commonwealth GTD	1,409,424
500,000	Puerto Rico Commonwealth Highway & Transportation Authority Revenue, Series D, 5.75%, 7/1/41, Prerefunded 7/1/12 @ 100	557,070

		1,966,494

Tennessee (2.6%)
480,000	Sullivan County Tennessee Health Educational & Housing Facilities Board Revenue, Wellmont Health Systems Project, 6.25%, 9/1/32, Prerefunded 9/1/12 @ 101	545,995
1,135,000	Wilson County Tennessee GO, 5.00%, 4/1/12, NATL-RE	1,236,151

		1,782,146

Washington (1.6%)
1,000,000	Washington State Health Care Facilities Authority Revenue, Providence Health System, Series A, 5.63%, 10/1/14, Callable 10/1/11 @ 100, NATL-RE	1,052,680

Total Municipal Bonds (Cost $62,288,948)		63,888,591

Investment Companies (4.0%)
2,708,075	Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 0.05% (b)	2,708,075

Total Investment Companies (Cost $2,708,075)		2,708,075

Total Investments (Cost $64,997,023) —98.9%		66,596,666
Other assets in excess of liabilities—1.1%		709,449

Net Assets—100.0%		67,306,115

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Tax-Free Short Intermediate Securities Fund

Schedule of Portfolio Investments, continued

January 31, 2010

(Unaudited)

(a)	Rate periodically changes. Rate disclosed is the rate in effect on January 31, 2010.
(b)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2010.

AGM—Insured by Assured Guaranty Municipal Corp.

AMBAC—Insured by American Municipal Bond Assurance Corp.

AMT—Subject to alternative minimum tax

CAB—Capital Appreciation Bond

ETM—Escrowed to Maturity

FGIC—Insured by Financial Guaranty Insurance Co.

GO—General Obligation

GTD—Guaranteed

IBC—Insurance Bond Certificate

NATL-RE—Insured by National Reinsurance Corp.

See notes to financial statements.

PACIFIC CAPITAL FUNDS

U.S. Government Short Fixed Income Fund

Schedule of Portfolio Investments

January 31, 2010

(Unaudited)

Principal Amount ($)	Security Description	Value ($)
U.S. Government Agencies (49.5%)
Federal Home Loan Mortgage Corp. (19.5%)
4,400,000	5.13%, 4/18/11	4,643,883
1,050,000	2.38%, 2/24/12, Callable 2/24/10 @ 100	1,051,259
7,000,000	5.13%, 7/15/12	7,654,605

		13,349,747

Federal National Mortgage Assoc. (30.0%)
1,690,000	4.30%, 2/17/10	1,692,758
1,000,000	4.40%, 3/8/10	1,004,099
8,000,000	4.13%, 5/15/10	8,092,152
2,800,000	5.00%, 10/15/11	2,999,525
50,000	2.00%, 1/27/12, Callable 7/27/10 @ 100	50,376
6,000,000	4.75%, 11/19/12	6,536,946

		20,375,856

Total U.S. Government Agencies (Cost $33,383,422)		33,725,603

U.S. Treasury Obligations (49.3%)
U.S. Treasury Bills (5.3%) (a)
620,000	0.28%, 2/11/10	619,997
1,295,000	0.24%, 3/11/10	1,294,959
1,000,000	0.27%, 4/8/10	999,905
700,000	0.41%, 11/18/10	698,776

		3,613,637

U.S. Treasury Notes (44.0%)
2,800,000	2.00%, 2/28/10	2,804,419
3,800,000	2.13%, 4/30/10	3,819,745

Shares or Principal Amount ($)	Security Description	Value ($)
U.S. Treasury Obligations, continued
U.S. Treasury Notes, continued
1,500,000	2.63%, 5/31/10	1,512,716
200,000	4.13%, 8/15/10	204,289
4,865,000	2.38%, 8/31/10	4,927,146
2,850,000	2.00%, 9/30/10	2,884,291
2,800,000	4.88%, 7/31/11	2,982,003
2,675,000	4.63%, 8/31/11	2,845,427
1,500,000	1.75%, 11/15/11	1,528,244
345,000	1.13%, 12/15/11	347,466
2,910,000	1.13%, 1/15/12	2,928,644
2,400,000	1.38%, 10/15/12	2,409,938
750,000	1.38%, 11/15/12	752,110

		29,946,438

Total U.S. Treasury Obligations (Cost $33,224,341)		33,560,075

Investment Companies (1.6%)
1,057,218	Cavanal Hill U.S. Treasury Fund, Administrative Class, 0.01% (b)	1,057,218

Total Investment Companies (Cost $1,057,218)		1,057,218

Total Investments (Cost $67,664,981) —100.4%		68,342,896
Liabilities in excess of other assets—(0.4)%		(268,715)

Net Assets—100.0%		68,074,181

(a)	Rate disclosed represents the effective yield at purchase.
(b)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2010.

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Notes to Financial Statements

January 31, 2010

(Unaudited)

1.	Organization

Pacific Capital Funds (the “Trust”) was organized on October 30, 1992 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company established as a Massachusetts business trust. The Trust currently consists of the following investment portfolios (collectively, the “Funds” and individually, a “Fund”): New Asia Growth Fund, International Stock Fund, Small Cap Fund, Mid-Cap Fund, Growth Stock Fund, Growth and Income Fund, Value Fund, High Grade Core Fixed Income Fund, Tax-Free Securities Fund, High Grade Short Intermediate Fixed Income Fund, Tax-Free Short Intermediate Securities Fund and U.S. Government Short Fixed Income Fund. The Trust is authorized to issue an unlimited number of shares without par value in four classes of shares: Class A, Class B, Class C and Class Y. The sale of Class B Shares has been suspended since June 1, 2003 (except for reinvestment of dividends and exchanges of Class B Shares between Funds) and the offering of Class C Shares was suspended on May 1, 2009 (except for reinvestment of dividends and exchanges of Class C Shares between Funds).

The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held. Each class of shares has identical rights and privileges except with respect to the fees paid under distribution (12b-1) plans, voting rights on matters affecting a single class of shares, sales charges and exchange privileges. The Class A Shares of the New Asia Growth Fund, International Stock Fund, Small Cap Fund, Mid-Cap Fund, Growth Stock Fund, Growth and Income Fund and Value Fund have a maximum sales charge on purchases of 5.25% of the purchase price; the Class A Shares of the High Grade Core Fixed Income Fund and Tax-Free Securities Fund have a maximum sales charge on purchases of 4.00% of the purchase price; and the Class A Shares of the High Grade Short Intermediate Fixed Income Fund, Tax-Free Short Intermediate Securities Fund and U.S. Government Short Fixed Income Fund have a maximum sales charge on purchases of 2.25% of the purchase price. The Class B Shares have a contingent deferred sales charge (“CDSC”) of 5.00% as a percentage of original purchase price or sale price (whichever is less) if redeemed before the sixth anniversary of purchase, declining from 5.00% within the first year to 0% after the sixth year. The Class C Shares have a CDSC of 1.00% as a percentage of the original purchase price or sales price (whichever is less) if redeemed within twelve months of purchase.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with United States generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Investments in securities, the principal market for which is a securities exchange or an over-the-counter market, are valued at their latest available sale price (except for those securities that are traded on NASDAQ, which are valued at the NASDAQ official closing price) or in the absence of such a price, by reference to the latest available mean of the bid and

PACIFIC CAPITAL FUNDS

Notes to Financial Statements, continued

January 31, 2010

(Unaudited)

asked quotations in the principal market in which such securities are normally traded. Investments in securities in which the principal market is not an exchange or an over-the-counter market are valued using an independent pricing service approved by the Board of Trustees (the “Board”). Such prices reflect fair values, which may be established through the use of electronic and matrix techniques. Short-term obligations that mature in 60 days or less may be valued at amortized cost or original cost plus interest, which approximates fair value. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation.

In cases where market prices for portfolio securities are not readily available, a Pricing Committee established and appointed by the Trust’s Board determines in good faith, subject to Trust procedures, the fair value of such portfolio securities. In addition, if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated, such securities may be valued at fair value in accordance with procedures adopted by the Board. In the event of an increase or decrease in the value of a designated benchmark index greater than predetermined levels, the New Asia Growth Fund and International Stock Fund may use a systematic valuation model provided by an independent third party to fair value their international equity securities.

The valuation techniques described above maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs for valuing the Funds’ investments are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets.
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of January 31, 2010, while the breakdown, by category, of common stocks is discussed on each Fund’s Schedule of Portfolio Investments:

	LEVEL 1—Quoted Prices		LEVEL 2—Other Significant Observable Inputs			Total
Fund Name	Securities	Other Financial Investments*	Securities		Other Financial Investments*	Securities	Other Financial Investments*
New Asia Growth Fund
Common Stocks	$89,837,910	$—	$1,899,847	(a)	$—	$91,737,757	$—
Investment Companies	2,955,679	—	—		—	2,955,679	—
Forward Foreign Exchange Contracts	—	(761)	—		—	—	(761)

Total	92,793,589	(761)	1,899,847		—	94,693,436	(761)
International Stock Fund
Common Stocks	91,269,879	—	—		—	91,269,879	—
Exchange Traded Funds	942,679	—	—		—	942,679	—
Investment Companies	771,318	—	—		—	771,318	—

Total	92,983,876	—	—		—	92,983,876	—

PACIFIC CAPITAL FUNDS

Notes to Financial Statements, continued

January 31, 2010

(Unaudited)

	LEVEL 1—Quoted Prices		LEVEL 2—Other Significant Observable Inputs		Total
Fund Name	Securities	Other Financial Investments*	Securities	Other Financial Investments*	Securities	Other Financial Investments*
Small Cap Fund
Common Stocks	$108,026,848	$—	$—	$—	$108,026,848	$—
Cash Equivalents	—	—	1,509,714	—	1,509,714	—
Exchange Traded Funds	567,240	—	—	—	567,240	—

Total	108,594,088	—	1,509,714	—	110,103,802	—
Mid-Cap Fund
Common Stocks	30,290,336	—	—	—	30,290,336	—
Investment Companies	384,913	—	—	—	384,913	—

Total	30,675,249	—	—	—	30,675,249	—
Growth Stock Fund
Common Stocks	66,371,287	—	—	—	66,371,287	—
Investment Companies	1,089,780	—	—	—	1,089,780	—

Total	67,461,067	—	—	—	67,461,067	—
Growth and Income Fund
Common Stocks	59,008,496	—	—	—	59,008,496	—
Investment Companies	947,638	—	—	—	947,638	—

Total	59,956,134	—	—	—	59,956,134	—
Value Fund
Common Stocks	53,442,085	—	—	—	53,442,085	—
Investment Companies	816,538	—	—	—	816,538	—

Total	54,258,623	—	—	—	54,258,623	—
High Grade Core Fixed Income Fund
Corporate Bonds	—	—	68,148,859	—	68,148,859	—
Municipal Bonds	—	—	1,421,280	—	1,421,280	—
U.S. Government Agency Mortgage-Backed Obligations	—	—	66,749,892	—	66,749,892	—
U.S. Government Agencies	—	—	20,463,084	—	20,463,084	—
U.S. Treasury Obligations	—	—	37,566,817	—	37,566,817	—
Investment Companies	735,236	—	—	—	735,236	—

Total	735,236	—	194,349,932	—	195,085,168	—
Tax-Free Securities Fund
Municipal Bonds	—	—	244,232,525	—	244,232,525	—

Total	—	—	244,232,525	—	244,232,525	—
High Grade Short Intermediate Fixed Income Fund
Corporate Bonds	—	—	11,883,663	—	11,883,663	—
Yankee Dollar	—	—	135,739	—	135,739	—
U.S. Government Agency Mortgage-Backed Obligations	—	—	23,930,053	—	23,930,053 -
U.S. Government Agencies	—	—	8,014,703	—	8,014,703	—
U.S. Treasury Obligations	—	—	9,101,414	—	9,101,414	—
Investment Companies	15,245	—	—	—	15,245	—

Total	15,245	—	53,065,572	—	53,080,817	—

PACIFIC CAPITAL FUNDS

Notes to Financial Statements, continued

January 31, 2010

(Unaudited)

	LEVEL 1—Quoted Prices		LEVEL 2—Other Significant Observable Inputs		Total
Fund Name	Securities	Other Financial Investments*	Securities	Other Financial Investments*	Securities	Other Financial Investments*
Tax-Free Short Intermediate Securities Fund
Municipal Bonds	$—	$—	$63,888,591	$—	$63,888,591	$—
Investment Companies	2,708,075	—	—	—	2,708,075	—

Total	2,708,075	—	63,888,591	—	66,596,666	—
US Government Short Fixed Income Fund
U.S. Government Agencies	—	—	33,725,603	—	33,725,603	—
U.S. Treasury Obligations	—	—	33,560,075	—	33,560,075	—
Investment Companies	1,057,218	—	—	—	1,057,218	—

Total	1,057,218	—	67,285,678	—	68,342,896	—

(a)	Consists of the holding Chunghwa Telecom Co. Ltd., listed under Taiwan.

Foreign Currency Transactions:

The accounting records of the Trust are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the dates of the transactions.

The Funds do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such changes are included with the net realized and unrealized gain or loss from investments and foreign currency transactions.

Reported net realized foreign currency exchange gains or losses arise from sales and maturities of portfolio securities, sales of foreign currencies, currency exchange fluctuations between the trade and settlement dates of securities transactions, and the differences between the amounts of assets and liabilities recorded and the U.S. dollar equivalents of the amounts actually received or paid. Net unrealized foreign currency appreciation or depreciation arises from changes in the values of assets and liabilities, including investments in securities, resulting from changes in currency exchange rates.

Derivative Instruments:

Certain of the Funds may be subject to equity price risk and forward foreign forward currency exchange risk in the normal course of pursuing investment objectives. Certain of the Funds may invest in various financial instruments including positions in futures and forward currency contracts to gain exposure to or hedge against changes in the value of equities or foreign currencies.

All open derivative positions at period end are reflected for each Fund in the tables below, and the volume of these open positions relative to each Fund’s net assets is generally representative of the volume of open positions throughout the reporting period. The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposure related to each instrument type.

PACIFIC CAPITAL FUNDS

Notes to Financial Statements, continued

January 31, 2010

(Unaudited)

Foreign Currency Contracts:

The New Asia Growth Fund, International Stock Fund and Small Cap Fund may enter into foreign currency exchange contracts to convert U.S. dollars to and from various foreign currencies. A foreign currency exchange contract is an obligation by a Fund to purchase or sell a specific foreign currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Funds do not engage in “cross-currency” foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Funds’ foreign currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. The New Asia Growth Fund, International Stock Fund and Small Cap Fund enter into foreign currency exchange contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Funds do not enter into such contracts solely for the purpose of earning foreign currency gains). Each foreign currency exchange contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities.

Futures Contracts:

Each of the Funds (other than the U.S. Government Short Fixed Income Fund) may enter into contracts for the future delivery of specific securities, classes of securities, and financial indices; may purchase or sell exchange-listed or OTC options on any such futures contracts; and may engage in related closing transactions. A financial futures contract is an agreement to purchase or sell an agreed amount of securities or currency at a set price for delivery in the future. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. The acquisition of put and call options on futures contracts will, respectively, give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period.

The Small Cap Fund has entered into futures contracts for hedging purposes, such as to protect against anticipated declines in the fair value of its portfolio securities or to manage exposure to changing interest rates. The Fund receives from or pays to the broker, on a daily basis, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin,” and are recorded by the Fund as unrealized gains or losses. When a futures contract closes, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Fair Value of Derivative Instruments as of January 31, 2010:

		Liability Derivatives
Primary Risk Exposure	Fund	Statements of Assets and Liabilities Location	Fair Value ($)
Forward Foreign Exchange Contracts	New Asia Growth Fund	Unrealized depreciation on forward foreign currency exchange contracts	761

	International Stock Fund		—	(a)

(a) Rounds to less than $1.

PACIFIC CAPITAL FUNDS

Notes to Financial Statements, continued

January 31, 2010

(Unaudited)

The effect of Derivative Instruments on the Statements of Operations for the period July 31, 2009 through January 31, 2010:

Primary Risk Exposure	Fund	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income ($)	Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income ($)
Forward Foreign Exchange Contracts	New Asia Growth Fund	Net realized gains (losses) from investments and foreign currency transactions/change in net unrealized appreciation/depreciation on investments and foreign currency transactions	(8,938)	(761)

	International Stock Fund		31,337	1,833

Restricted Securities:

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (the “1933 Act”), or pursuant to the resale limitations provided by Rule 144A under the 1933 Act or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board. Not all restricted securities are considered illiquid. At January 31, 2010, the following Funds held liquid restricted securities as detailed below:

Issue Description	Acquisition Date	Shares	Cost ($)	Value ($)
International Stock Fund
BNP Paribas SA	10/14/09	1,942	115,863	140,399
Groupe DANONE	6/15/09	2,804	95,652	161,105
Normura Holdings, Inc.	10/6/09	3,600	23,032	27,284

Security Transactions and Related Income:

During the period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date if the trade was on the last business day of the reporting period. Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocations:

Expenses that are directly related to a specific Fund are charged to that Fund. Class specific expenses, such as distribution fees, if any, are borne by that class. Other operating expenses of the Trust are pro-rated to the Funds on the basis of relative net assets or another appropriate basis.

Income, expenses (other than expenses attributable to a specific share class) and realized/unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets or another appropriate basis.

PACIFIC CAPITAL FUNDS

Notes to Financial Statements, continued

January 31, 2010

(Unaudited)

Distributions to Shareholders:

Dividends from net investment income are declared daily and paid monthly for the High Grade Core Fixed Income Fund, Tax-Free Securities Fund, High Grade Short Intermediate Fixed Income Fund, Tax-Free Short Intermediate Securities Fund and U.S. Government Short Fixed Income Fund. Dividends from net investment income are declared and paid quarterly for the New Asia Growth Fund, International Stock Fund, Small Cap Fund, Mid-Cap Fund, Growth Stock Fund, Growth and Income Fund and Value Fund. Distributable net realized capital gains, if any, are declared and distributed at least annually for all the Funds.

Redemption Fees:

The New Asia Growth Fund and International Stock Fund may impose a redemption fee of 2.00% on redemptions and exchanges of Fund shares within 30 days from the date the Fund shares were acquired. Prior to October 16, 2007, the fee could be assessed on redemptions and exchanges of Fund shares within 90 days from the date the Fund shares were acquired. For financial statement purposes, these amounts are included in the Statements of Changes in Net Assets in “Proceeds from Shares Issued”. Redemption fees collected for the Funds for the year ended July 31, 2009 and period ended January 31, 2010 were as follows:

	Period Ended 1/31/10 ($)	Year Ended 7/31/09 ($)
New Asia Growth Fund	319	469
International Stock Fund	500	1001

Subsequent Events:

On March 4, 2010, the Trust filed with the Securities and Exchange Commission (“SEC”) a supplement to the Trust’s Prospectuses dated November 27, 2009 indicating that shareholder meetings will be held in June 2010 for the purpose of approving the tax-free reorganization of the New Asia Growth Fund, International Stock Fund, Small Cap Fund, High Grade Core Fixed Income Fund, Tax-Free Securities Fund and Tax-Free Short Intermediate Securities Fund series of the Trust into unaffiliated funds and the subsequent liquidation of those series of the Trust. The supplement also stated that the Trust intends to liquidate all other series of the Trust at or about the same time as those reorganizations. The supplement indicated that shareholders will receive more information about the proposed reorganizations in proxy statements that are expected to be mailed to shareholders in April 2010.

3.	Purchases and Sales of Securities

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the period ended January 31, 2010 were as follows:

	Purchases ($)	Sales ($)
New Asia Growth Fund	18,328,662	9,085,900
International Stock Fund	27,907,527	21,181,017
Small Cap Fund	64,079,133	98,763,863
Mid-Cap Fund	17,163,656	22,035,608
Growth Stock Fund	32,500,716	42,120,866
Growth and Income Fund	23,256,386	37,666,521
Value Fund	22,947,872	38,349,932
High Grade Core Fixed Income Fund	23,440,205	33,268,011
Tax-Free Securities Fund	32,777,061	16,672,640
High Grade Short Intermediate Fixed Income Fund	9,022,552	13,682,191
Tax-Free Short Intermediate Securities Fund	17,906,583	4,375,000
U.S. Government Short Fixed Income Fund	4,963,765	6,699,164

PACIFIC CAPITAL FUNDS

Notes to Financial Statements, continued

January 31, 2010

(Unaudited)

Purchases and sales of long-term U.S. Government securities for the period ended January 31, 2010 were as follows:

	Purchases ($)	Sales ($)
High Grade Core Fixed Income Fund	16,082,649	24,284,061
High Grade Short Intermediate Fixed Income Fund	8,895,785	13,131,906
U.S. Government Short Fixed Income Fund	4,963,765	6,699,164

4.	Transactions with Affiliates

Investment advisory services are provided to the Trust by the Asset Management Group of Bank of Hawaii (the “Adviser”). Under terms of an advisory agreement, each Fund is charged an annual fee which is computed daily and paid monthly based upon average daily net assets. The Adviser may voluntarily waive a portion of its fees. Voluntary waivers may be terminated at any time and are not subject to recoupment by the Adviser. Fee rates for the period ended January 31, 2010 were as follows:

	Maximum Annual Advisory Fee (%)	Net Annual Fees Paid (%)
New Asia Growth Fund	0.40	0.40
International Stock Fund	0.45	0.35
Small Cap Fund	0.47	0.33	[1]
Mid-Cap Fund	0.60	0.35
Growth Stock Fund	0.55	0.35
Growth and Income Fund	0.55	0.35
Value Fund	0.55	0.35
High Grade Core Fixed Income Fund	0.60	0.45
Tax-Free Securities Fund	0.60	0.45
High Grade Short Intermediate Fixed Income Fund	0.50	0.08
Tax-Free Short Intermediate Securities Fund	0.50	0.40
U.S. Government Short Fixed Income Fund	0.40	0.10

[1]	The Adviser has voluntarily agreed to waive a portion of its fees for the Small Cap Fund so that the total combined advisory and sub-advisory fees will not exceed 1.00%.

The following Funds have entered into Sub-Advisory contracts as listed below. Under the terms of each Sub-Advisory agreement, the Funds are charged the following annual fees in addition to the Advisory Fees by the Sub-Adviser based upon average daily net assets managed by the Sub-Adviser which are computed daily and paid quarterly:

	Sub-Adviser	Annual Fees Paid
New Asia Growth Fund	First State Investments International Limited	0.50%

International Stock Fund	Hansberger Global Investors, Inc.	0.60% of the first $75 million; 0.35% in excess of $75 million

Small Cap Fund	Mellon Capital Management Corp.	0.55% of the first $100 million; 0.50% on assets between $100 million and $200 million; 0.45% on assets in excess of $200 million [1]

	Nicholas-Applegate Capital Management	0.70% [2]

	Wellington Management Company, LLP	0.70% of the first $150 million; 0.65% on assets in excess of $150 million [3]

PACIFIC CAPITAL FUNDS

Notes to Financial Statements, continued

January 31, 2010

(Unaudited)

	Sub-Adviser	Annual Fees Paid
Mid-Cap Fund	Chicago Equity Partners, LLC	0.20%

Growth Stock Fund	Chicago Equity Partners, LLC	0.25%

Growth and Income Fund	Chicago Equity Partners, LLC	0.25%

Value Fund	Chicago Equity Partners, LLC	0.25%

[1]	On assets managed by Mellon Capital Management Corp. using a “small cap value” strategy.
[2]	On assets managed by Nicholas-Applegate Capital Management using a “systematic small cap” strategy.
[3]	On assets managed by Wellington Management Company, LLP using a “small cap growth” strategy.

Bank of Hawaii (the “Administrator”) acts as Administrator of the Trust and receives fees from the Trust at the annual rate of 0.04% of the average daily net assets of the Trust for this service.

Citi Fund Services Ohio, Inc. (“Citi”) serves the Trust as Sub-Administrator pursuant to an agreement among the Trust, the Administrator and Citi. Citi receives fees from the Trust at the annual rate of 0.05% of the average daily net assets of the Trust, subject to reduction if certain standards are not met, and $10,000 annually for providing additional regulatory services, plus out-of-pocket expenses.

In addition, Citi provides an employee to serve as Chief Compliance Officer for the Trust and performs certain related services. Citi receives a fee for this service and reimbursement for certain related out-of-pocket expenses.

Citi also serves the Trust as Fund Accountant and Transfer Agent. Under the terms of the fund accounting and transfer agency agreements, Citi is entitled to receive fees, subject to reduction if certain standards are not met, and reimbursement for certain out-of-pocket expenses.

Foreside Distribution Services, L.P. (the “Distributor”) serves the Trust as principal underwriter and distributor. The Trust has adopted for the Class A, Class B and Class C Shares of each of the Funds the Class A Distribution Plan, Class B Distribution Plan and Class C Distribution Plan (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plans, each Fund pays the Distributor a fee which will not exceed on an annual basis, 0.40%, 1.00% and 1.00%, respectively, of the average daily net assets attributable to the Class A, Class B and Class C Shares of each Fund. The Distributor is contractually limiting the 12b-1 fee for Class A Shares to 0.25% through November 30, 2009. These fees are for payments the Distributor makes to banks, other institutions and broker dealers, including certain affiliates of the Administrator and for expenses the Distributor and any of its affiliates or subsidiaries incur for providing distribution or shareholder service assistance. The following table shows amounts received by the Distributor on commissions from sales and the amounts paid to affiliated broker dealers of the Funds during the period ended January 31, 2010:

	Received ($)	Paid to Affiliates ($)
Class A	38,864	8
Class C	—	—

Mellon Capital Management Corp., as sub-adviser of the Small Cap Fund, is an affiliate of The Bank of New York Mellon who serves as custodian of the Funds. Fees for custody are reflected as Custodian fees on the Statement of Operations.

Certain Officers and Trustees of the Trust are affiliated with the Administrator, the Adviser or Citi. Such Officers and Trustees receive no compensation from the Funds for serving in their respective roles. Each of the five Independent Trustees receives a fee for his services plus the reimbursement of certain expenses incurred.

PACIFIC CAPITAL FUNDS

Notes to Financial Statements, continued

January 31, 2010

(Unaudited)

The Adviser has entered into a reimbursement agreement with the Funds in which it agrees to reimburse the Funds for certain fees charged by various intermediaries. The intermediaries, such as broker-dealers, banks, retirement plan administrators or other institutions, make the shares of one or more Funds available to their customers in accordance with relevant Intermediary Agreements and provide certain recordkeeping, processing and/or administrative services. This agreement can be terminated by the Adviser with 60 days’ written notice. The reimbursements made by the Adviser may not be recouped in future periods.

5.	Risks

The New Asia Growth Fund and International Stock Fund invest in securities of foreign issuers in various countries. Investing on an international basis involves certain risks not involved in domestic investments, including fluctuations in foreign exchange rates, future adverse political and economic developments and the possible imposition of exchange controls or other foreign governmental laws or restrictions. In addition, with respect to certain foreign countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, and/or diplomatic developments which could affect investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Certain foreign investments may also be subject to foreign withholding taxes.

The New Asia Growth Fund’s concentration of investments in securities of issuers located in the Far East Asia region may subject the Fund to the effects of economic and government policies within that region.

The Tax-Free Securities Fund’s and Tax-Free Short Intermediate Securities Fund’s concentration of investments in securities of issuers located in Hawaii may subject each of these Funds to the effects of economic developments and government policies within Hawaii.

Each Fund may be subject to the risks described above and other risks. Additional information about the Funds, their investment strategies and related risks is available in the Trust’s Statement of Additional Information.

6.	Federal Income Tax Information

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code, and to make distributions from net investment income and from net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Withholding taxes on foreign dividends have been paid or provided for in accordance with each applicable country’s tax rules and rates.

The amounts of dividends from net investment income and amounts of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., paydown reclasses and foreign currency transactions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

PACIFIC CAPITAL FUNDS

Notes to Financial Statements, continued

January 31, 2010

(Unaudited)

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings/(deficit) will be determined at the end of the current tax year ending July 31, 2010.

The tax character of distributions paid during the year ended July 31, 2009 were as follows (amounts in thousands):

	Distributions Paid From
	Net Investment Income ($)	Net Long-Term Capital Gains ($)	Total Taxable Distributions ($)	Return of Capital ($)	Tax Exempt Distributions ($)	Total Distributions Paid ($)*
New Asia Growth Fund	2,263	10,124	12,387	—	—	12,387
International Stock Fund	1,057	20,011	21,068	181	—	21,249
Small Cap Fund	—	801	801	—	—	801
Mid-Cap Fund	281	—	281	—	—	281
Growth Stock Fund	640	—	640	7	—	647
Growth and Income Fund	1,168	—	1,168	—	—	1,168
Value Fund	1,543	—	1,543	—	—	1,543
High Grade Core Fixed Income Fund	10,079	—	10,079	—	—	10,079
Tax-Free Securities Fund	355	342	697	—	9,800	10,497
High Grade Short Intermediate Fixed Income Fund	2,443	—	2,443	—	—	2,443
Tax-Free Short Intermediate Securities Fund	4	—	4	—	1,339	1,343
U.S. Government Short Fixed Income Fund	1,509	—	1,509	—	—	1,509

*	Total Distributions Paid differ from the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.

As of July 31, 2009, the components of accumulated earnings/(deficit) on a tax basis were as follows (amounts in thousands):

	Undistributed		Accumulated Earnings ($)	Distributions Payable ($)	Accumulated Capital & Other Losses ($)	Unrealized Appreciation/ (Depreciation) ($)*	Total Accumulated Earnings/ (Deficit) ($)
	Ordinary Income ($)	Long-Term Capital Gain ($)
New Asia Growth Fund	34	—	34	—	(8,118)	4,285	(3,799)
International Stock Fund	—	—	—	—	(41,458)	(9,745)	(51,203)
Small Cap Fund	—	—	—	—	(152,517)	(5,165)	(157,682)
Mid-Cap Fund	12	—	12	—	(22,914)	778	(22,124)
Growth Stock Fund	—	—	—	—	(109,413)	(2,857)	(112,270)
Growth and Income Fund	28	—	28	—	(37,584)	(6,296)	(43,852)
Value Fund	28	—	28	—	(36,126)	(7,046)	(43,144)
High Grade Core Fixed Income Fund	24	—	24	(65)	(406)	3,983	3,536
High Grade Short Intermediate Fixed Income Fund	—	—	—	(18)	(1,029)	1,648	601
U.S. Government Short Fixed Income Fund	7	—	7	(7)	(575)	500	(75)

*	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales and return of capital adjustments.

PACIFIC CAPITAL FUNDS

Notes to Financial Statements, continued

January 31, 2010

(Unaudited)

	Undistributed			Accumulated Earnings ($)	Distributions Payable ($)	Accumulated Capital & Other Losses ($)	Unrealized Appreciation/ (Depreciation) ($)	Total Accumulated Earnings/ (Deficit) ($)
	Tax-Exempt Income ($)	Ordinary Income ($)	Long-Term Capital Gain ($)
Tax-Free Securities Fund	103	—	—	103	(74)	(2,121)	10,150	8,058
Tax-Free Short Intermediate Securities Fund	—	—	—	—	(22)	(837)	1,387	528

As of the latest tax year end of July 31, 2009, the following Funds had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

	Expires
	2011 ($)	2013 ($)	2014 ($)	2015 ($)	2016 ($)	2017 ($)
New Asia Growth Fund	—	—	—	—	—	529,155
International Stock Fund	—	—	—	—	—	10,389,320
Small Cap Fund	—	—	—	—	—	69,091,777
Mid-Cap Fund	—	—	—	—	739,471	5,185,507
Growth Stock Fund	76,835,141	—	—	—	3,055,247	4,585,249
Growth and Income Fund	—	—	—	—	5,239,853	7,224,116
Value Fund	—	—	—	—	4,646,679	5,557,468
High Grade Core Fixed Income Fund	—	—	—	48,099	—	—
Tax-Free Securities Fund		—	—	—	—	625,102
High Grade Short Intermediate Fixed Income Fund	—	—	—	1,028,605	—	—
Tax-Free Short Intermediate Securities Fund	—	14,258	18,908	657,223	49,093	15,122
U.S. Government Short Fixed Income Fund	—	—	—	575,484	—	—

During the year ended July 31, 2009, the High Grade Core Fixed Income Fund, High Grade Short Intermediate Fixed Income Fund and U.S. Government Short Fixed Income Fund utilized $1,274, $599 and $1,573 in capital loss carryforwards (amounts in thousands), respectively.

Under current tax law, capital and foreign currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended July 31, 2009, the Funds deferred to August 1, 2009 post-October capital losses and post-October currency losses of:

	Post-October Capital Losses ($)	Post-October Foreign Currency Losses ($)
New Asia Growth Fund	7,391,968	197,341
International Stock Fund	30,822,495	246,340
Small Cap Fund	83,424,934	—
Mid-Cap Fund	16,989,249	—
Growth Stock Fund	24,936,896	—
Growth and Income Fund	25,120,438	—
Value Fund	25,921,710	—
High Grade Core Fixed Income Fund	357,716	—
Tax-Free Securities Fund	1,495,804	—
Tax-Free Short Intermediate Securities Fund	82,600	—

PACIFIC CAPITAL FUNDS

Notes to Financial Statements, continued

January 31, 2010

(Unaudited)

The cost for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation as of January 31, 2010 is as follows:

Fund	Tax Cost of Securities ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)	Net Unrealized Appreciation/ (Depreciation) ($)
New Asia Growth Fund	87,840,077	10,491,878	(3,638,519)	6,853,359
International Stock Fund	96,964,827	9,465,915	(13,446,866)	(3,980,951)
Small Cap Fund	107,449,707	14,330,159	(11,676,064)	2,654,095
Mid Cap Fund	27,914,046	4,297,282	(1,536,079)	2,761,203
Growth Stock Fund	63,753,447	6,733,251	(3,025,631)	3,707,620
Growth and Income Fund	60,024,680	4,786,316	(4,854,862)	(68,546)
Value Fund	56,335,399	4,621,188	(6,697,964)	(2,076,776)
High Grade Core Fixed Income Fund	188,277,943	9,811,856	(3,004,631)	6,807,225
Tax-Free Securities Fund	231,923,900	12,855,418	(546,793)	12,308,625
High Grade Short Intermediate Fixed Income Fund	50,976,030	2,130,997	(26,210)	2,104,787
Tax-Free Short Intermediate Securities Fund	64,997,023	1,617,229	(17,586)	1,599,643
U.S. Government Short Fixed Income Fund	67,671,326	678,022	(6,452)	671,570

7.	Legal and Regulatory Matters

Citi Fund Services, Inc., certain affiliates of which provide various services to the Trust as described in footnote 4, has reached a settlement with the SEC regarding the SEC’s investigation related to its past payment of certain marketing and other expenses with respect to certain of its mutual fund clients. Fund management has not determined the degree, if any, to which the Funds are affected by the settlement. A proposed plan of distribution (“Fair Fund Plan”) was posted by the SEC for public review and comment on May 29, 2009. Further information, including the methodology of the Fair Fund Plan, is available on the SEC website at www.sec.gov/litigation/admin/2009/34-60011-pdp.pdf. Based on management’s review and consideration of the matter to date, management does not believe the Funds’ financial statements would be adversely impacted as a result of this investigation.

PACIFIC CAPITAL FUNDS

New Asia Growth Fund

Financial Highlights

(Selected data for a share of capital stock outstanding throughout the periods indicated)

		Investment Activities					Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return (a)(b)	Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (c)	Ratio of Net Investment Income (Loss) to Average Net Assets (c)	Ratio of Expenses to Average Net Assets (c)(d)	Portfolio Turnover (e)
CLASS A
Period Ended January 31, 2010 (Unaudited)	$12.06	$—	(f)	$0.49		$0.49	$(0.01)	$—	$(0.01)	$12.54	4.05%	$3,822	1.72%	0.10%	1.87%	9.89%
Year Ended July 31, 2009	17.57	0.13		(2.56)		(2.43)	(0.12)	(2.96)	(3.08)	12.06	(6.91)	3,794	1.78	1.06	1.93	47.98
Year Ended July 31, 2008	22.06	0.20		(0.76)		(0.56)	(0.23)	(3.70)	(3.93)	17.57	(5.38)	4,986	1.59	1.04	1.74	45.92
Year Ended July 31, 2007	16.84	0.22		7.05		7.27	(0.22)	(1.83)	(2.05)	22.06	46.07	3,207	1.62	1.14	1.77	37.50
Year Ended July 31, 2006	15.52	0.10		2.12		2.22	(0.10)	(0.80)	(0.90)	16.84	15.00	2,157	1.76	0.64	2.08	44.10
Year Ended July 31, 2005	11.46	0.11	(g)	4.07	(g)	4.18	(0.12)	—	(0.12)	15.52	36.68	1,770	1.96	0.84	2.48	44.06
CLASS B
Period Ended January 31, 2010 (Unaudited)	$11.05	$(0.04)		$0.44		$0.40	$—	$—	$—	$11.45	3.62%	$38	2.47%	(0.52%)	2.47%	9.89%
Year Ended July 31, 2009	16.54	0.03	(g)	(2.48	)(g)	(2.45)	(0.08)	(2.96)	(3.04)	11.05	(7.60)	46	2.53	0.25	2.53	47.98
Year Ended July 31, 2008	20.99	0.01	(g)	(0.66	)(g)	(0.65)	(0.10)	(3.70)	(3.80)	16.54	(6.13)	137	2.34	0.04	2.34	45.92
Year Ended July 31, 2007	16.13	0.06		6.73		6.79	(0.10)	(1.83)	(1.93)	20.99	44.97	679	2.37	0.35	2.37	37.50
Year Ended July 31, 2006	14.97	—		2.01		2.01	(0.05)	(0.80)	(0.85)	16.13	14.05	639	2.51	(0.04)	2.57	44.10
Year Ended July 31, 2005	11.09	0.01	(g)	3.93	(g)	3.94	(0.06)	—	(0.06)	14.97	35.66	446	2.71	0.09	2.73	44.06
CLASS C
Period Ended January 31, 2010 (Unaudited)	$11.00	$(0.04)		$0.45		$0.41	$—	$—	$—	$11.41	3.73%	$401	2.47%	(0.66%)	2.47%	9.89%
Year Ended July 31, 2009	16.48	0.03		(2.47)		(2.44)	(0.08)	(2.96)	(3.04)	11.00	(7.63)	386	2.53	0.28	2.53	47.98
Year Ended July 31, 2008	20.97	0.05		(0.70)		(0.65)	(0.14)	(3.70)	(3.84)	16.48	(6.09)	657	2.34	0.26	2.34	45.92
Year Ended July 31, 2007	16.12	0.07		6.72		6.79	(0.11)	(1.83)	(1.94)	20.97	44.96	580	2.37	0.37	2.37	37.50
Year Ended July 31, 2006	14.96	(0.01)		2.02		2.01	(0.05)	(0.80)	(0.85)	16.12	14.08	413	2.51	(0.10)	2.57	44.10
Year Ended July 31, 2005	11.09	0.04	(g)	3.91	(g)	3.95	(0.08)	—	(0.08)	14.96	35.73	272	2.70	0.27	2.74	44.06
CLASS Y
Period Ended January 31, 2010 (Unaudited)	$12.37	$0.02		$0.50		$0.52	$(0.02)	$—	$(0.02)	$12.87	4.17%	$91,252	1.47%	0.30%	1.47%	9.89%
Year Ended July 31, 2009	17.90	0.15		(2.59)		(2.44)	(0.13)	(2.96)	(3.09)	12.37	(6.74)	77,356	1.53	1.29	1.53	47.98
Year Ended July 31, 2008	22.39	0.27		(0.80)		(0.53)	(0.26)	(3.70)	(3.96)	17.90	(5.14)	93,039	1.34	1.21	1.34	45.92
Year Ended July 31, 2007	17.07	0.26		7.15		7.41	(0.26)	(1.83)	(2.09)	22.39	46.36	113,393	1.37	1.38	1.37	37.50
Year Ended July 31, 2006	15.72	0.14		2.15		2.29	(0.14)	(0.80)	(0.94)	17.07	15.26	85,836	1.51	0.98	1.57	44.10
Year Ended July 31, 2005	11.60	0.15	(g)	4.13	(g)	4.28	(0.16)	—	(0.16)	15.72	37.07	44,092	1.71	1.13	1.73	44.06

(a)	Excludes sales charge and/or redemption fees, if applicable.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period certain fees were reduced. If such fee reductions had not occurred the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f)	Less than $0.005 per share.
(g)	Amounts calculated using the daily average shares method.

See notes to financial statements.

PACIFIC CAPITAL FUNDS

International Stock Fund

Financial Highlights

(Selected data for a share of capital stock outstanding throughout the periods indicated)

		Investment Activities					Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Dividends from Net Investment Income	Distributions from Net Realized Gains	Distributions from Return of Capital	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return (a)(b)	Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (c)	Ratio of Net Investment Income (Loss) to Average Net Assets (c)	Ratio of Expenses to Average Net Assets (c)(d)	Portfolio Turnover (e)
CLASS A
Period Ended January 31, 2010 (Unaudited)	$6.48	$(0.01)		$0.35		$0.34	$—	$—	$—	$—	$6.82	5.25%	$1,322	1.72%	(0.34%)	1.97%	22.63%
Year Ended July 31, 2009	11.46	0.06		(3.23)		(3.17)	(0.02)	(1.78)	(0.01)	(1.81)	6.48	(22.32)	1,248	1.83	0.88	2.08	50.99
Year Ended July 31, 2008	13.57	0.12		(1.23)		(1.11)	(0.12)	(0.88)	—	(1.00)	11.46	(9.03)	1,644	1.36	1.10	1.60	52.32
Year Ended July 31, 2007	10.81	0.11		2.77		2.88	(0.12)	—	—	(0.12)	13.57	26.68	1,221	1.35	0.86	1.60	47.50
Year Ended July 31, 2006	8.95	0.07		1.87		1.94	(0.08)	—	—	(0.08)	10.81	21.65	999	1.48	0.68	1.90	46.18
Year Ended July 31, 2005	7.41	0.05	(f)	1.52	(f)	1.57	(0.03)	—	—	(0.03)	8.95	21.17	949	1.73	0.60	2.35	37.98
CLASS B
Period Ended January 31, 2010 (Unaudited)	$5.96	$(0.04)		$0.33		$0.29	$—	$—	$—	$—	$6.25	4.87%	$47	2.47%	(1.08%)	2.57%	22.63%
Year Ended July 31, 2009	10.81	(0.02)		(3.05)		(3.07)	—	(1.78)	— (g)	(1.78)	5.96	(22.88)	49	2.56	0.00	2.66	50.99
Year Ended July 31, 2008	12.87	0.01	(f)	(1.15	)(f)	(1.14)	(0.04)	(0.88)	—	(0.92)	10.81	(9.76)	163	2.10	0.09	2.20	52.32
Year Ended July 31, 2007	10.27	(0.01)		2.65		2.64	(0.04)	—	—	(0.04)	12.87	25.72	671	2.10	0.03	2.20	47.50
Year Ended July 31, 2006	8.54	(0.01)		1.77		1.76	(0.03)	—	—	(0.03)	10.27	20.63	673	2.23	(0.06)	2.39	46.18
Year Ended July 31, 2005	7.10	(0.01	)(f)	1.46	(f)	1.45	(0.01)	—	—	(0.01)	8.54	20.43	649	2.48	(0.16)	2.60	37.98
CLASS C
Period Ended January 31, 2010 (Unaudited)	$5.94	$(0.04)		$0.33		$0.29	$—	$—	$—	$—	$6.23	4.88%	$186	2.47%	(1.09%)	2.57%	22.63%
Year Ended July 31, 2009	10.79	0.01		(3.07)		(3.06)	—	(1.78)	(0.01)	(1.79)	5.94	(22.93)	196	2.59	0.14	2.69	50.99
Year Ended July 31, 2008	12.85	0.04		(1.16)		(1.12)	(0.06)	(0.88)	—	(0.94)	10.79	(9.66)	450	2.10	0.31	2.20	52.32
Year Ended July 31, 2007	10.27	—		2.62		2.62	(0.04)	—	—	(0.04)	12.85	25.53	600	2.10	0.06	2.20	47.50
Year Ended July 31, 2006	8.53	(0.01)		1.78		1.77	(0.03)	—	—	(0.03)	10.27	20.78	601	2.23	(0.04)	2.39	46.18
Year Ended July 31, 2005	7.10	0.05	(f)	1.39	(f)	1.44	(0.01)	—	—	(0.01)	8.53	20.30	494	2.42	0.57	2.55	37.98
CLASS Y
Period Ended January 31, 2010 (Unaudited)	$6.67	$—		$0.36		$0.36	$—	$—	$—	$—	$7.03	5.40%	$91,721	1.47%	(0.09%)	1.57%	22.63%
Year Ended July 31, 2009	11.71	0.07		(3.28)		(3.21)	(0.04)	(1.78)	(0.01)	(1.83)	6.67	(22.21)	79,264	1.55	1.01	1.65	50.99
Year Ended July 31, 2008	13.84	0.18		(1.28)		(1.10)	(0.15)	(0.88)	—	(1.03)	11.71	(8.80)	182,692	1.10	1.32	1.20	52.32
Year Ended July 31, 2007	11.03	0.13		2.83		2.96	(0.15)	—	—	(0.15)	13.84	26.90	246,057	1.10	1.07	1.20	47.50
Year Ended July 31, 2006	9.13	0.09		1.91		2.00	(0.10)	—	—	(0.10)	11.03	21.90	209,795	1.23	1.15	1.39	46.18
Year Ended July 31, 2005	7.55	0.08	(f)	1.55	(f)	1.63	(0.05)	—	—	(0.05)	9.13	21.61	93,049	1.47	0.97	1.59	37.98

(a)	Excludes sales charge and/or redemption fees, if applicable.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period certain fees were reduced. If such fee reductions had not occurred the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f)	Amounts calculated using the daily average shares method.
(g)	Less than $0.005 per share.

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Small Cap Fund

Financial Highlights

(Selected data for a share of capital stock outstanding throughout the periods indicated)

		Investment Activities					Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return (a)(b)	Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (c)	Ratio of Net Investment Income (Loss) to Average Net Assets (c)	Ratio of Expenses to Average Net Assets (c)(d)	Portfolio Turnover (e)
CLASS A
Period Ended January 31, 2010 (Unaudited)	$9.91	$(0.03)		$0.83		$0.80	$—	$—	$—	$10.71	8.07%	$41,339	1.90%	(0.49%)	2.19%	52.37%
Year Ended July 31, 2009	13.48	(0.06)		(3.47)		(3.53)	—	(0.04)	(0.04)	9.91	(26.16)	55,687	1.79	(0.52)	2.08	118.96
Year Ended July 31, 2008	18.29	(0.13)		(1.77)		(1.90)	—	(2.91)	(2.91)	13.48	(11.86)	120,495	1.63	(0.68)	1.88	130.78
Year Ended July 31, 2007	17.67	(0.06	)(f)	2.09	(f)	2.03	—	(1.41)	(1.41)	18.29	11.39	228,985	1.57	(0.31)	1.82	164.61
Year Ended July 31, 2006	18.10	(0.07	)(f)	0.93	(f)	0.86	—	(1.29)	(1.29)	17.67	4.97	215,270	1.62	(0.40)	2.02	110.61
Year Ended July 31, 2005	16.52	(0.08	)(f)	4.39	(f)	4.31	—	(2.73)	(2.73)	18.10	27.98	103,700	1.63	(0.49)	2.26	67.75
CLASS B
Period Ended January 31, 2010 (Unaudited)	$9.01	$(0.03)		$0.76		$0.73	$—	$—	$—	$9.74	8.10%	$504	1.90%	(0.50%)	2.79%	52.37%
Year Ended July 31, 2009	12.27	(0.02)		(3.20)		(3.22)	—	(0.04)	(0.04)	9.01	(26.03)	656	1.79	(0.15)	2.68	118.96
Year Ended July 31, 2008	16.99	(0.19)		(1.62)		(1.81)	—	(2.91)	(2.91)	12.27	(12.48)	1,481	2.18	(1.22)	2.48	130.78
Year Ended July 31, 2007	16.62	(0.19	)(f)	1.97	(f)	1.78	—	(1.41)	(1.41)	16.99	10.57	2,510	2.32	(1.06)	2.42	164.61
Year Ended July 31, 2006	17.22	(0.19	)(f)	0.88	(f)	0.69	—	(1.29)	(1.29)	16.62	4.14	3,093	2.37	(1.11)	2.53	110.61
Year Ended July 31, 2005	15.94	(0.21)		4.22		4.01	—	(2.73)	(2.73)	17.22	27.09	3,555	2.35	(1.29)	2.46	67.75
CLASS C
Period Ended January 31, 2010 (Unaudited)	$8.92	$(0.07)		$0.76		$0.69	$—	$—	$—	$9.61	7.74%	$5,912	2.65%	(1.24%)	2.79%	52.37%
Year Ended July 31, 2009	12.24	(0.15)		(3.13)		(3.28)	—	(0.04)	(0.04)	8.92	(26.77)	7,389	2.54	(1.27)	2.68	118.96
Year Ended July 31, 2008	17.00	(0.22)		(1.63)		(1.85)	—	(2.91)	(2.91)	12.24	(12.54)	17,067	2.38	(1.47)	2.48	130.78
Year Ended July 31, 2007	16.63	(0.19	)(f)	1.97	(f)	1.78	—	(1.41)	(1.41)	17.00	10.56	24,083	2.32	(1.05)	2.42	164.61
Year Ended July 31, 2006	17.23	(0.20	)(f)	0.89	(f)	0.69	—	(1.29)	(1.29)	16.63	4.19	14,908	2.37	(1.15)	2.53	110.61
Year Ended July 31, 2005	15.95	(0.21	)(f)	4.22	(f)	4.01	—	(2.73)	(2.73)	17.23	27.00	5,832	2.40	(1.33)	2.54	67.75
CLASS Y
Period Ended January 31, 2010 (Unaudited)	$10.17	$(0.01)		$0.85		$0.84	$—	$—	$—	$11.01	8.26%	$61,068	1.65%	(0.23%)	1.79%	52.37%
Year Ended July 31, 2009	13.80	(0.04)		(3.55)		(3.59)	—	(0.04)	(0.04)	10.17	(25.99)	69,534	1.54	(0.28)	1.68	118.96
Year Ended July 31, 2008	18.61	(0.08)		(1.82)		(1.90)	—	(2.91)	(2.91)	13.80	(11.64)	173,745	1.38	(0.45)	1.48	130.78
Year Ended July 31, 2007	17.92	(0.01	)(f)	2.11	(f)	2.10	—	(1.41)	(1.41)	18.61	11.64	280,870	1.32	(0.04)	1.42	164.61
Year Ended July 31, 2006	18.29	(0.03	)(f)	0.95	(f)	0.92	—	(1.29)	(1.29)	17.92	5.26	197,701	1.37	(0.14)	1.53	110.61
Year Ended July 31, 2005	16.63	(0.05)		4.44		4.39	—	(2.73)	(2.73)	18.29	28.30	125,299	1.35	(0.29)	1.46	67.75

(a)	Excludes sales charge and/or redemption fees, if applicable.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period certain fees were reduced. If such fee reductions had not occurred the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f)	Amounts calculated using the daily average shares method.

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Mid-Cap Fund

Financial Highlights

(Selected data for a share of capital stock outstanding throughout the periods indicated)

		Investment Activities			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return (a)(b)	Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (c)	Ratio of Net Investment Income (Loss) to Average Net Assets (c)	Ratio of Expenses to Average Net Assets (c)(d)	Portfolio Turnover (e)
CLASS A
Period Ended January 31, 2010 (Unaudited)	$6.92	$0.03	$0.74	$0.77	$(0.03)	$—	$(0.03)	$7.66	11.12%	$507	1.47%	0.76%	1.87%	55.73%
Year Ended July 31, 2009	9.36	0.03	(2.44)	(2.41)	(0.03)	—	(0.03)	6.92	(25.62)	503	1.35	0.54	1.75	120.38
Year Ended July 31, 2008	12.17	0.02	(1.56)	(1.54)	(0.03)	(1.24)	(1.27)	9.36	(13.60)	549	1.15	0.21	1.55	130.00
Year Ended July 31, 2007	12.21	0.05	1.76	1.81	(0.05)	(1.80)	(1.85)	12.17	15.63	693	1.07	0.44	1.60	117.44
Year Ended July 31, 2006	12.75	0.01	0.22	0.23	(0.02)	(0.75)	(0.77)	12.21	1.78	886	1.05	0.10	1.69	101.34
Year Ended July 31, 2005	10.33	0.03	2.42	2.45	(0.03)	—	(0.03)	12.75	23.69	760	1.05	0.25	1.95	97.23
CLASS C
Period Ended January 31, 2010 (Unaudited)	$6.70	$— (f)	$0.72	$0.72	$(0.01)	$—	$(0.01)	$7.41	10.77%	$137	2.22%	(0.02%)	2.47%	55.73%
Year Ended July 31, 2009	9.11	(0.03)	(2.37)	(2.40)	(0.01)	—	(0.01)	6.70	(26.27)	144	2.10	(0.21)	2.35	120.38
Year Ended July 31, 2008	11.93	(0.06)	(1.52)	(1.58)	—	(1.24)	(1.24)	9.11	(14.22)	378	1.90	(0.54)	2.15	130.00
Year Ended July 31, 2007	12.07	(0.05)	1.74	1.69	(0.03)	(1.80)	(1.83)	11.93	14.73	482	1.82	(0.29)	2.20	117.44
Year Ended July 31, 2006	12.68	(0.08)	0.22	0.14	—	(0.75)	(0.75)	12.07	1.07	547	1.80	(0.64)	2.18	101.34
Year Ended July 31, 2005	10.32	(0.03)	2.39	2.36	—	—	—	12.68	22.87	509	1.80	(0.50)	2.21	97.23
CLASS Y
Period Ended January 31, 2010 (Unaudited)	$6.93	$0.04	$0.74	$0.78	$(0.04)	$—	$(0.04)	$7.67	11.25%	$30,009	1.22%	1.00%	1.47%	55.73%
Year Ended July 31, 2009	9.38	0.05	(2.45)	(2.40)	(0.05)	—	(0.05)	6.93	(25.51)	31,487	1.10	0.83	1.35	120.38
Year Ended July 31, 2008	12.19	0.05	(1.56)	(1.51)	(0.06)	(1.24)	(1.30)	9.38	(13.36)	55,037	0.90	0.46	1.15	130.00
Year Ended July 31, 2007	12.23	0.08	1.76	1.84	(0.08)	(1.80)	(1.88)	12.19	15.87	70,422	0.82	0.65	1.20	117.44
Year Ended July 31, 2006	12.76	0.04	0.22	0.26	(0.04)	(0.75)	(0.79)	12.23	2.06	73,195	0.80	0.35	1.18	101.34
Year Ended July 31, 2005	10.34	0.05	2.42	2.47	(0.05)	—	(0.05)	12.76	23.92	83,141	0.80	0.47	1.19	97.23

(a)	Excludes sales charge and/or redemption fees, if applicable.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period certain fees were reduced. If such fee reductions had not occurred the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f)	Less than $0.005 per share.

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Growth Stock Fund

Financial Highlights

(Selected data for a share of capital stock outstanding throughout the periods indicated)

		Investment Activities					Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return (a)(b)	Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (c)	Ratio of Net Investment Income (Loss) to Average Net Assets (c)	Ratio of Expenses to Average Net Assets (c)(d)	Portfolio Turnover (e)
CLASS A
Period Ended January 31, 2010 (Unaudited)	$7.16	$0.01		$0.51		$0.52	$(0.01)	$—	$(0.01)	$7.67	7.26%	$7,281	1.38%	0.18%	1.73%	46.65%
Year Ended July 31, 2009	8.81	0.03		(1.64)		(1.61)	(0.04)	—	(0.04)	7.16	(18.22)	7,329	1.31	0.47	1.66	86.70
Year Ended July 31, 2008	9.53	0.03		(0.71)		(0.68)	(0.04)	—	(0.04)	8.81	(7.20)	7,868	1.16	0.30	1.51	77.71
Year Ended July 31, 2007	8.40	(0.01)		1.14		1.13	— (f)	—	— (f)	9.53	13.49	7,957	1.34	(0.03)	1.51	192.57
Year Ended July 31, 2006	8.67	(0.02	)(g)	(0.25	)(g)	(0.27)	—	—	—	8.40	(3.11)	7,979	1.39	(0.28)	1.73	191.06
Year Ended July 31, 2005	7.87	—		0.81		0.81	(0.01)	—	(0.01)	8.67	10.29	9,997	1.40	(0.06)	1.91	174.37	(h)
CLASS B
Period Ended January 31, 2010 (Unaudited)	$6.56	$(0.02)		$0.47		$0.45	$—	$—	$—	$7.01	6.86%	$370	2.13%	(0.55%)	2.33%	46.65%
Year Ended July 31, 2009	8.10	(0.03)		(1.50)		(1.53)	(0.01)	—	(0.01)	6.56	(18.89)	481	2.06	(0.17)	2.26	86.70
Year Ended July 31, 2008	8.81	(0.07)		(0.63)		(0.70)	(0.01)	—	(0.01)	8.10	(7.94)	2,259	1.91	(0.38)	2.11	77.71
Year Ended July 31, 2007	7.82	(0.09)		1.08		0.99	— (f)	—	— (f)	8.81	12.69	5,956	2.09	(0.78)	2.11	192.57
Year Ended July 31, 2006	8.14	(0.08	)(g)	(0.24	)(g)	(0.32	—	—	—	7.82	(3.93)	8,898	2.14	(1.03)	2.20	191.06
Year Ended July 31, 2005	7.43	(0.07)		0.78		0.71	—	—	—	8.14	9.56	12,127	2.15	(0.82)	2.16	174.37	(h)
CLASS C
Period Ended January 31, 2010 (Unaudited)	$6.56	$(0.02)		$0.47		$0.45	$—	$—	$—	$7.01	6.86%	$375	2.13%	(0.56%)	2.33%	46.65%
Year Ended July 31, 2009	8.09	(0.04)		(1.48)		(1.52)	(0.01)	—	(0.01)	6.56	(18.77)	439	2.06	(0.22)	2.26	86.70
Year Ended July 31, 2008	8.80	(0.05)		(0.65)		(0.70)	(0.01)	—	(0.01)	8.09	(7.95)	1,291	1.91	(0.42)	2.11	77.71
Year Ended July 31, 2007	7.82	(0.08)		1.06		0.98	— (f)	—	— (f)	8.80	12.55	1,851	2.09	(0.78)	2.11	192.57
Year Ended July 31, 2006	8.13	(0.08	)(g)	(0.23	)(g)	(0.31)	—	—	—	7.82	(3.81)	1,926	2.14	(1.03)	2.20	191.06
Year Ended July 31, 2005	7.43	(0.05)		0.76		0.71	(0.01)	—	(0.01)	8.13	9.59	1,987	2.15	(1.15)	2.18	174.37	(h)
CLASS Y
Period Ended January 31, 2010 (Unaudited)	$7.40	$0.02		$0.53		$0.55	$(0.02)	$—	$(0.02)	$7.93	7.42%	$59,255	1.13%	0.45%	1.33%	46.65%
Year Ended July 31, 2009	9.10	0.05		(1.70)		(1.65)	(0.05)	—	(0.05)	7.40	(18.03)	67,431	1.06	0.76	1.26	86.70
Year Ended July 31, 2008	9.84	0.06		(0.74)		(0.68)	(0.06)	—	(0.06)	9.10	(6.98)	116,888	0.91	0.57	1.11	77.71
Year Ended July 31, 2007	8.66	0.02		1.17		1.19	(0.01)	—	(0.01)	9.84	13.78	153,583	1.09	0.22	1.11	192.57
Year Ended July 31, 2006	8.92	—	(g)	(0.26	)(g)	(0.26)	—	—	—	8.66	(2.91)	144,801	1.14	(0.03)	1.20	191.06
Year Ended July 31, 2005	8.09	0.02		0.83		0.85	(0.02)	—	(0.02)	8.92	10.50	218,750	1.15	0.19	1.16	174.37	(h)

(a)	Excludes sales charge and/or redemption fees, if applicable.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period certain fees were reduced. If such fee reductions had not occurred the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f)	Less than $0.005 per share.
(g)	Amounts calculated using the daily average shares method.
(h)	The portfolio turnover rate increased significantly during the period. This increase was attributable to changes in equity management staff, cash flows into and out of the Fund, as well as tactical portfolio adjustments made in response to conditions in the energy and raw materials markets. The basic characteristics of the Fund in terms of market capitalization, style, and diversification have not changed.

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Growth and Income Fund

Financial Highlights

(Selected data for a share of capital stock outstanding throughout the periods indicated)

		Investment Activities			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return (a)(b)	Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (c)	Ratio of Net Investment Income (Loss) to Average Net Assets (c)	Ratio of Expenses to Average Net Assets (c)(d)	Portfolio Turnover (e)
CLASS A
Period Ended January 31, 2010 (Unaudited)	$9.30	$0.04	$0.69	$0.73	$(0.04)	$—	$(0.04)	$9.99	7.86%	$4,470	1.36%	0.66%	1.71%	37.33%
Year Ended July 31, 2009	12.24	0.11	(2.93)	(2.82)	(0.12)	—	(0.12)	9.30	(22.98)	4,597	1.28	1.20	1.63	79.57
Year Ended July 31, 2008	14.58	0.10	(1.55)	(1.45)	(0.10)	(0.79)	(0.89)	12.24	(10.65)	5,401	1.15	0.77	1.50	60.54
Year Ended July 31, 2007	13.32	0.07	1.27	1.34	(0.08)	—	(0.08)	14.58	10.06	6,022	1.31	0.51	1.48	170.64
Year Ended July 31, 2006	13.32	0.04	—	0.04	(0.04)	—	(0.04)	13.32	0.28	5,519	1.38	0.29	1.71	170.39
Year Ended July 31, 2005	11.65	0.06	1.67	1.73	(0.06)	—	(0.06)	13.32	14.83	5,554	1.42	0.42	1.94	181.04	(f)
CLASS B
Period Ended January 31, 2010 (Unaudited)	$8.67	$— (g)	$0.65	$0.65	$— (g)	$—	$— (g)	$9.32	7.54%	$150	2.11%	(0.02%)	2.31%	37.33%
Year Ended July 31, 2009	11.41	0.06	(2.75)	(2.69)	(0.05)	—	(0.05)	8.67	(23.53)	236	2.03	0.54	2.23	79.57
Year Ended July 31, 2008	13.66	0.01	(1.46)	(1.45)	(0.01)	(0.79)	(0.80)	11.41	(11.37)	1,114	1.90	0.08	2.10	60.54
Year Ended July 31, 2007	12.51	(0.04)	1.20	1.16	(0.01)	—	(0.01)	13.66	9.24	3,141	2.06	(0.20)	2.08	170.64
Year Ended July 31, 2006	12.57	(0.07)	0.01	(0.06)	—	—	—	12.51	(0.48)	5,330	2.13	(0.44)	2.19	170.39
Year Ended July 31, 2005	11.06	(0.04)	1.58	1.54	(0.03)	—	(0.03)	12.57	13.93	7,193	2.17	(0.33)	2.19	181.04	(f)
CLASS C
Period Ended January 31, 2010 (Unaudited)	$8.65	$— (g)	$0.65	$0.65	$— (g)	$—	$— (g)	$9.30	7.55%	$330	2.11%	(0.07%)	2.31%	37.33%
Year Ended July 31, 2009	11.40	0.04	(2.73)	(2.69)	(0.06)	—	(0.06)	8.65	(23.57)	394	2.03	0.50	2.23	79.57
Year Ended July 31, 2008	13.65	— (g)	(1.45)	(1.45)	(0.01)	(0.79)	(0.80)	11.40	(11.38)	1,336	1.91	0.03	2.10	60.54
Year Ended July 31, 2007	12.50	(0.03)	1.19	1.16	(0.01)	—	(0.01)	13.65	9.25	1,774	2.06	(0.23)	2.08	170.64
Year Ended July 31, 2006	12.56	(0.06)	—	(0.06)	—	—	—	12.50	(0.48)	1,913	2.13	(0.45)	2.19	170.39
Year Ended July 31, 2005	11.06	(0.02)	1.57	1.55	(0.05)	—	(0.05)	12.56	14.00	1,911	2.17	(0.74)	2.20	181.04	(f)
CLASS Y
Period Ended January 31, 2010 (Unaudited)	$9.38	$0.05	$0.70	$0.75	$(0.05)	$—	$(0.05)	$10.08	8.04%	$54,831	1.11%	0.92%	1.31%	37.33%
Year Ended July 31, 2009	12.34	0.14	(2.96)	(2.82)	(0.14)	—	(0.14)	9.38	(22.77)	64,022	1.03	1.49	1.23	79.57
Year Ended July 31, 2008	14.70	0.15	(1.58)	(1.43)	(0.14)	(0.79)	(0.93)	12.34	(10.48)	108,492	0.90	1.03	1.10	60.54
Year Ended July 31, 2007	13.42	0.12	1.28	1.40	(0.12)	—	(0.12)	14.70	10.39	144,123	1.06	0.77	1.08	170.64
Year Ended July 31, 2006	13.42	0.07	—	0.07	(0.07)	—	(0.07)	13.42	0.52	152,521	1.13	0.54	1.19	170.39
Year Ended July 31, 2005	11.73	0.09	1.68	1.77	(0.08)	—	(0.08)	13.42	15.12	136,311	1.17	0.67	1.19	181.04	(f)

(a)	Excludes sales charge and/or redemption fees, if applicable.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period certain fees were reduced. If such fee reductions had not occurred the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f)	The portfolio turnover rate increased significantly during the period. This increase was attributable to changes in equity management staff, cash flows into and out of the Fund, as well as tactical portfolio adjustments made in response to conditions in the energy and raw materials markets. The basic characteristics of the Fund in terms of market capitalization, style, and diversification have not changed.
(g)	Less than $0.005 per share.

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Value Fund

Financial Highlights

(Selected data for a share of capital stock outstanding throughout the periods indicated)

		Investment Activities			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return (a)(b)	Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (c)	Ratio of Net Investment Income (Loss) to Average Net Assets (c)	Ratio of Expenses to Average Net Assets (c)(d)	Portfolio Turnover (e)
CLASS A
Period Ended January 31, 2010 (Unaudited)	$5.74	$0.04	$0.50	$0.54	$(0.04)	$—	$(0.04)	$6.24	9.32%	$2,132	1.32%	0.93%	1.67%	40.33%
Year Ended July 31, 2009	7.43	0.11	(1.69)	(1.58)	(0.11)	—	(0.11)	5.74	(21.08)	2,150	1.24	1.85	1.59	96.77
Year Ended July 31, 2008	10.55	0.12	(1.37)	(1.25)	(0.12)	(1.75)	(1.87)	7.43	(14.09)	2,157	1.13	1.28	1.48	92.94
Year Ended July 31, 2007	10.69	0.12	1.15	1.27	(0.12)	(1.29)	(1.41)	10.55	12.10	2,962	1.28	1.05	1.45	183.84
Year Ended July 31, 2006	9.87	0.09	0.83	0.92	(0.10)	—	(0.10)	10.69	9.39	2,991	1.34	0.91	1.67	141.07
Year Ended July 31, 2005	8.37	0.08	1.50	1.58	(0.08)	—	(0.08)	9.87	18.75	2,910	1.36	0.78	1.87	129.24	(f)
CLASS B
Period Ended January 31, 2010 (Unaudited)	$5.60	$0.01	$0.48	$0.49	$(0.01)	$—	$(0.01)	$6.08	8.76%	$208	2.07%	0.20%	2.27%	40.33%
Year Ended July 31, 2009	7.25	0.06	(1.65)	(1.59)	(0.06)	—	(0.06)	5.60	(21.78)	249	1.99	1.20	2.19	96.77
Year Ended July 31, 2008	10.34	0.05	(1.34)	(1.29)	(0.05)	(1.75)	(1.80)	7.25	(14.66)	528	1.88	0.57	2.08	92.94
Year Ended July 31, 2007	10.51	0.03	1.13	1.16	(0.04)	(1.29)	(1.33)	10.34	11.24	1,102	2.03	0.33	2.05	183.84
Year Ended July 31, 2006	9.70	0.02	0.81	0.83	(0.02)	—	(0.02)	10.51	8.57	1,433	2.09	0.17	2.15	141.07
Year Ended July 31, 2005	8.25	—	1.48	1.48	(0.03)	—	(0.03)	9.70	18.00	1,460	2.11	0.04	2.12	129.24	(f)
CLASS C
Period Ended January 31, 2010 (Unaudited)	$5.62	$0.01	$0.49	$0.50	$(0.01)	$—	$(0.01)	$6.11	8.89%	$391	2.07%	0.19%	2.27%	40.33%
Year Ended July 31, 2009	7.27	0.06	(1.65)	(1.59)	(0.06)	—	(0.06)	5.62	(21.79)	468	1.99	1.17	2.19	96.77
Year Ended July 31, 2008	10.37	0.05	(1.34)	(1.29)	(0.06)	(1.75)	(1.81)	7.27	(14.69)	1,321	1.88	0.55	2.08	92.94
Year Ended July 31, 2007	10.54	0.03	1.13	1.16	(0.04)	(1.29)	(1.33)	10.37	11.21	1,831	2.03	0.31	2.05	183.84
Year Ended July 31, 2006	9.74	0.02	0.81	0.83	(0.03)	—	(0.03)	10.54	8.57	2,082	2.09	0.16	2.15	141.07
Year Ended July 31, 2005	8.25	—	1.50	1.50	(0.01)	—	(0.01)	9.74	18.00	1,833	2.11	(0.19)	2.14	129.24	(f)
CLASS Y
Period Ended January 31, 2010 (Unaudited)	$5.75	$0.04	$0.50	$0.54	$(0.04)	$—	$(0.04)	$6.25	9.44%	$51,388	1.07%	1.21%	1.27%	40.33%
Year Ended July 31, 2009	7.45	0.12	(1.70)	(1.58)	(0.12)	—	(0.12)	5.75	(20.97)	61,244	0.99	2.16	1.19	96.77
Year Ended July 31, 2008	10.57	0.15	(1.37)	(1.22)	(0.15)	(1.75)	(1.90)	7.45	(13.83)	104,435	0.88	1.54	1.08	92.94
Year Ended July 31, 2007	10.71	0.14	1.15	1.29	(0.14)	(1.29)	(1.43)	10.57	12.33	143,807	1.03	1.30	1.05	183.84
Year Ended July 31, 2006	9.89	0.13	0.82	0.95	(0.13)	—	(0.13)	10.71	9.64	145,676	1.09	1.18	1.15	141.07
Year Ended July 31, 2005	8.39	0.10	1.50	1.60	(0.10)	—	(0.10)	9.89	19.12	182,279	1.11	1.05	1.12	129.24	(f)

(a)	Excludes sales charge and/or redemption fees, if applicable.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period certain fees were reduced. If such fee reductions had not occurred the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f)	The portfolio turnover rate increased significantly during the period. This increase was attributable to changes in equity management staff, cash flows into and out of the Fund, as well as tactical portfolio adjustments made in response to conditions in the energy and raw materials markets. The basic characteristics of the Fund in terms of market capitalization, style, and diversification have not changed.

See notes to financial statements.

PACIFIC CAPITAL FUNDS

High Grade Core Fixed Income Fund

Financial Highlights

(Selected data for a share of capital stock outstanding throughout the periods indicated)

		Investment Activities				Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return (a)(b)	Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (c)	Ratio of Net Investment Income to Average Net Assets (c)	Ratio of Expenses to Average Net Assets (c)(d)	Portfolio Turnover (e)
CLASS A
Period Ended January 31, 2010 (Unaudited)	$10.99	$0.19		$0.21	$0.40	$(0.19)	$(0.01)	$(0.20)	$11.19	3.73%	$3,701	1.04%	3.51%	1.34%	11.92%
Year Ended July 31, 2009	10.70	0.44	(f)	0.28 (f)	0.72	(0.43)	—	(0.43)	10.99	6.93	3,356	1.01	4.10	1.31	46.98
Year Ended July 31, 2008	10.62	0.48		0.07	0.55	(0.47)	—	(0.47)	10.70	5.21	3,259	0.94	4.42	1.24	65.72
Year Ended July 31, 2007	10.61	0.50		—	0.50	(0.49)	—	(0.49)	10.62	4.75	3,115	0.93	4.67	1.23	66.38
Year Ended July 31, 2006	11.02	0.44		(0.41)	0.03	(0.44)	— (g)	(0.44)	10.61	0.29	3,689	0.96	4.06	1.45	85.53
Year Ended July 31, 2005	11.05	0.40		—	0.40	(0.40)	(0.03)	(0.43)	11.02	3.67	4,577	1.00	3.58	1.67	27.95
CLASS B
Period Ended January 31, 2010 (Unaudited)	$10.96	$0.15		$0.21	$0.36	$(0.15)	$(0.01)	$(0.16)	$11.16	3.36%	$276	1.79%	2.78%	1.94%	11.92%
Year Ended July 31, 2009	10.67	0.36		0.28	0.64	(0.35)	—	(0.35)	10.96	6.14	519	1.76	3.38	1.91	46.98
Year Ended July 31, 2008	10.60	0.40		0.06	0.46	(0.39)	—	(0.39)	10.67	4.34	881	1.70	3.70	1.84	65.72
Year Ended July 31, 2007	10.59	0.42		—	0.42	(0.41)	—	(0.41)	10.60	3.98	1,634	1.68	3.91	1.83	66.38
Year Ended July 31, 2006	11.00	0.36		(0.41)	(0.05)	(0.36)	— (g)	(0.36)	10.59	(0.45)	2,944	1.71	3.32	1.92	85.53
Year Ended July 31, 2005	11.03	0.32		—	0.32	(0.32)	(0.03)	(0.35)	11.00	2.90	4,019	1.75	2.83	1.92	27.95
CLASS C
Period Ended January 31, 2010 (Unaudited)	$10.97	$0.15		$0.21	$0.36	$(0.15)	$(0.01)	$(0.16)	$11.17	3.34%	$429	1.79%	2.77%	1.94%	11.92%
Year Ended July 31, 2009	10.67	0.36		0.29	0.65	(0.35)	—	(0.35)	10.97	6.24	462	1.76	3.36	1.91	46.98
Year Ended July 31, 2008	10.60	0.40		0.06	0.46	(0.39)	—	(0.39)	10.67	4.34	860	1.69	3.67	1.84	65.72
Year Ended July 31, 2007	10.59	0.42		—	0.42	(0.41)	—	(0.41)	10.60	3.98	964	1.68	3.90	1.83	66.38
Year Ended July 31, 2006	11.00	0.36		(0.41)	(0.05)	(0.36)	— (g)	(0.36)	10.59	(0.45)	1,322	1.71	3.34	1.92	85.53
Year Ended July 31, 2005	11.02	0.32		0.01	0.33	(0.32)	(0.03)	(0.35)	11.00	3.00	1,188	1.75	2.90	1.93	27.95
CLASS Y
Period Ended January 31, 2010 (Unaudited)	$11.05	$0.21		$0.21	$0.42	$(0.21)	$(0.01)	$(0.22)	$11.25	3.83%	$192,651	0.79%	3.74%	0.94%	11.92%
Year Ended July 31, 2009	10.76	0.47	(f)	0.28 (f)	0.75	(0.46)	—	(0.46)	11.05	7.15	198,268	0.76	4.32	0.91	46.98
Year Ended July 31, 2008	10.68	0.51		0.07	0.58	(0.50)	—	(0.50)	10.76	5.44	278,815	0.69	4.64	0.84	65.72
Year Ended July 31, 2007	10.67	0.53		—	0.53	(0.52)	—	(0.52)	10.68	4.98	308,116	0.68	4.88	0.83	66.38
Year Ended July 31, 2006	11.09	0.47		(0.42)	0.05	(0.47)	— (g)	(0.47)	10.67	0.45	287,360	0.71	4.30	0.92	85.53
Year Ended July 31, 2005	11.12	0.43		—	0.43	(0.43)	(0.03)	(0.46)	11.09	3.90	294,240	0.74	3.81	0.91	27.95

(a)	Excludes sales charge and/or redemption fees, if applicable.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period certain fees were reduced. If such fee reductions had not occurred the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f)	Amounts calculated using the daily average shares method.
(g)	Less than $0.005 per share.

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Tax-Free Securities Fund

Financial Highlights

(Selected data for a share of capital stock outstanding throughout the periods indicated)

		Investment Activities			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return (a)(b)	Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (c)	Ratio of Net Investment Income to Average Net Assets (c)	Ratio of Expenses to Average Net Assets (c)(d)	Portfolio Turnover (e)
CLASS A
Period Ended January 31, 2010 (Unaudited)	$9.93	$0.17	$0.09	$0.26	$(0.17)	$—	$(0.17)	$10.02	2.67%	$6,085	1.01%	3.42%	1.31%	7.01%
Year Ended July 31, 2009	9.90	0.39	0.04	0.43	(0.39)	(0.01)	(0.40)	9.93	4.50	5,904	1.01	3.96	1.31	23.69
Year Ended July 31, 2008	10.05	0.41	(0.14)	0.27	(0.41)	(0.01)	(0.42)	9.90	2.77	5,136	0.95	4.14	1.25	30.61
Year Ended July 31, 2007	10.11	0.41	(0.05)	0.36	(0.41)	(0.01)	(0.42)	10.05	3.57	5,513	0.93	4.02	1.23	19.29
Year Ended July 31, 2006	10.52	0.40	(0.28)	0.12	(0.40)	(0.13)	(0.53)	10.11	1.19	6,209	0.98	3.87	1.48	59.63	(f)
Year Ended July 31, 2005	10.72	0.41	(0.04)	0.37	(0.41)	(0.16)	(0.57)	10.52	3.49	8,973	1.00	3.83	1.67	8.65
CLASS B
Period Ended January 31, 2010 (Unaudited)	$9.93	$0.14	$0.10	$0.24	$(0.14)	$—	$(0.14)	$10.03	2.39%	$41	1.76%	2.65%	1.91%	7.01%
Year Ended July 31, 2009	9.90	0.31	0.04	0.35	(0.31)	(0.01)	(0.32)	9.93	3.73	267	1.76	3.27	1.91	23.69
Year Ended July 31, 2008	10.05	0.34	(0.14)	0.20	(0.34)	(0.01)	(0.35)	9.90	2.00	731	1.70	3.39	1.85	30.61
Year Ended July 31, 2007	10.11	0.33	(0.05)	0.28	(0.33)	(0.01)	(0.34)	10.05	2.80	1,103	1.68	3.24	1.83	19.29
Year Ended July 31, 2006	10.52	0.32	(0.28)	0.04	(0.32)	(0.13)	(0.45)	10.11	0.44	2,375	1.73	3.11	1.94	59.63	(f)
Year Ended July 31, 2005	10.72	0.33	(0.04)	0.29	(0.33)	(0.16)	(0.49)	10.52	2.71	3,344	1.75	3.08	1.92	8.65
CLASS Y
Period Ended January 31, 2010 (Unaudited)	$9.97	$0.19	$0.09	$0.28	$(0.19)	$—	$(0.19)	$10.06	2.78%	$240,168	0.76%	3.65%	0.91%	7.01%
Year Ended July 31, 2009	9.94	0.41	0.04	0.45	(0.41)	(0.01)	(0.42)	9.97	4.75	233,348	0.76	4.21	0.91	23.69
Year Ended July 31, 2008	10.09	0.44	(0.14)	0.30	(0.44)	(0.01)	(0.45)	9.94	3.02	254,182	0.70	4.36	0.85	30.61
Year Ended July 31, 2007	10.15	0.43	(0.05)	0.38	(0.43)	(0.01)	(0.44)	10.09	3.81	282,671	0.68	4.25	0.83	19.29
Year Ended July 31, 2006	10.57	0.42	(0.29)	0.13	(0.42)	(0.13)	(0.55)	10.15	1.34	287,126	0.73	4.09	0.94	59.63	(f)
Year Ended July 31, 2005	10.76	0.44	(0.03)	0.41	(0.44)	(0.16)	(0.60)	10.57	3.83	315,854	0.75	4.06	0.92	8.65

(a)	Excludes sales charge and/or redemption fees, if applicable.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period certain fees were reduced. If such fee reductions had not occurred the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f)	The portfolio turnover rate increased significantly during the period. This increase was primarily attributable to cash flows into and out of the Fund, as well as tactical portfolio adjustments made in response to rising short and intermediate interest rates. The basic characteristics of the Fund in terms of market capitalization, style, and diversification have not changed.

See notes to financial statements.

PACIFIC CAPITAL FUNDS

High Grade Short Intermediate Fixed Income Fund

Financial Highlights

(Selected data for a share of capital stock outstanding throughout the periods indicated)

		Investment Activities			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Dividends from Net Investment Income	Distributions from Net Realized Gains		Total Dividends and Distributions	Net Asset Value, End of Period	Total Return (a)(b)	Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (c)	Ratio of Net Investment Income to Average Net Assets (c)	Ratio of Expenses to Average Net Assets (c)(d)	Portfolio Turnover (e)
CLASS A
Period Ended January 31, 2010 (Unaudited)	$10.01	$0.17	$0.13	$0.30	$(0.17)	$—		$(0.17)	$10.14	3.01%	$1,445	0.77%	3.29%	1.34%	17.03%
Year Ended July 31, 2009	9.69	0.36	0.33	0.69	(0.37)	—		(0.37)	10.01	7.30	1,216	0.77	3.67	1.30	100.24
Year Ended July 31, 2008	9.54	0.40	0.15	0.55	(0.40)	—		(0.40)	9.69	5.83	1,022	0.77	4.12	1.23	143.94
Year Ended July 31, 2007	9.53	0.42	0.01	0.43	(0.42)	—		(0.42)	9.54	4.61	984	0.77	4.43	1.22	88.15
Year Ended July 31, 2006	9.66	0.34	(0.13)	0.21	(0.34)	—		(0.34)	9.53	2.21	1,261	0.78	3.49	1.43	74.37
Year Ended July 31, 2005	9.80	0.26	(0.14)	0.12	(0.26)	—	(f)	(0.26)	9.66	1.27	1,781	0.80	2.69	1.59	35.32
CLASS C
Period Ended January 31, 2010 (Unaudited)	$10.00	$0.13	$0.13	$0.26	$(0.13)	$—		$(0.13)	$10.13	2.63%	$565	1.52%	2.54%	1.94%	17.03%
Year Ended July 31, 2009	9.68	0.28	0.34	0.62	(0.30)	—		(0.30)	10.00	6.51	439	1.52	2.91	1.90	100.24
Year Ended July 31, 2008	9.54	0.33	0.14	0.47	(0.33)	—		(0.33)	9.68	4.93	463	1.52	3.38	1.83	143.94
Year Ended July 31, 2007	9.52	0.35	0.02	0.37	(0.35)	—		(0.35)	9.54	3.94	511	1.52	3.67	1.82	88.15
Year Ended July 31, 2006	9.65	0.27	(0.13)	0.14	(0.27)	—		(0.27)	9.52	1.45	675	1.53	2.80	1.89	74.37
Year Ended July 31, 2005	9.80	0.19	(0.15)	0.04	(0.19)	—	(f)	(0.19)	9.65	0.40	631	1.55	1.99	1.84	35.32
CLASS Y
Period Ended January 31, 2010 (Unaudited)	$10.03	$0.17	$0.14	$0.31	$(0.18)	$—		$(0.18)	$10.16	3.13%	$51,381	0.52%	3.55%	0.94%	17.03%
Year Ended July 31, 2009	9.71	0.39	0.33	0.72	(0.40)	—		(0.40)	10.03	7.55	56,316	0.52	3.92	0.90	100.24
Year Ended July 31, 2008	9.56	0.42	0.15	0.57	(0.42)	—		(0.42)	9.71	6.08	62,209	0.52	4.37	0.83	143.94
Year Ended July 31, 2007	9.55	0.45	0.01	0.46	(0.45)	—		(0.45)	9.56	4.86	62,808	0.52	4.68	0.82	88.15
Year Ended July 31, 2006	9.68	0.36	(0.13)	0.23	(0.36)	—		(0.36)	9.55	2.46	60,257	0.53	3.74	0.89	74.37
Year Ended July 31, 2005	9.82	0.29	(0.14)	0.15	(0.29)	—	(f)	(0.29)	9.68	1.52	85,991	0.55	2.93	0.84	35.32

(a)	Excludes sales charge and/or redemption fees, if applicable.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period certain fees were reduced. If such fee reductions had not occurred the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f)	Less than $0.005 per share.

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Tax-Free Short Intermediate Securities Fund

Financial Highlights

(Selected data for a share of capital stock outstanding throughout the periods indicated)

		Investment Activities			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return (a)(b)	Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (c)	Ratio of Net Investment Income to Average Net Assets (c)	Ratio of Expenses to Average Net Assets (c)(d)	Portfolio Turnover (e)
CLASS A
Period Ended January 31, 2010 (Unaudited)	$10.26	$0.06	$0.04	$0.10	$(0.06)	$—	$(0.06)	$10.30	0.96%	$1,783	1.06%	1.20%	1.31%	7.99%
Year Ended July 31, 2009	10.14	0.24	0.12	0.36	(0.24)	—	(0.24)	10.26	3.56	1,829	1.07	2.24	1.32	40.33
Year Ended July 31, 2008	10.02	0.31	0.12	0.43	(0.31)	—	(0.31)	10.14	4.31	1,956	1.02	3.04	1.27	39.29
Year Ended July 31, 2007	10.05	0.31	(0.03)	0.28	(0.31)	—	(0.31)	10.02	2.84	2,175	0.99	3.10	1.23	68.09
Year Ended July 31, 2006	10.21	0.28	(0.16)	0.12	(0.28)	—	(0.28)	10.05	1.22	2,792	1.00	2.78	1.44	112.73	(f)
Year Ended July 31, 2005	10.30	0.23	(0.09)	0.14	(0.23)	—	(0.23)	10.21	1.40	3,784	1.00	2.26	1.62	28.31
CLASS Y
Period Ended January 31, 2010 (Unaudited)	$10.32	$0.07	$0.03	$0.10	$(0.07)	$—	$(0.07)	$10.35	0.99%	$65,524	0.81%	1.44%	0.91%	7.99%
Year Ended July 31, 2009	10.20	0.26	0.12	0.38	(0.26)	—	(0.26)	10.32	3.80	61,113	0.81	2.47	0.91	40.33
Year Ended July 31, 2008	10.08	0.33	0.12	0.45	(0.33)	—	(0.33)	10.20	4.55	47,552	0.77	3.27	0.87	39.29
Year Ended July 31, 2007	10.11	0.34	(0.03)	0.31	(0.34)	—	(0.34)	10.08	3.08	50,835	0.74	3.33	0.83	68.09
Year Ended July 31, 2006	10.27	0.31	(0.16)	0.15	(0.31)	—	(0.31)	10.11	1.47	62,816	0.75	3.03	0.91	112.73	(f)
Year Ended July 31, 2005	10.36	0.26	(0.09)	0.17	(0.26)	—	(0.26)	10.27	1.65	65,070	0.74	2.51	0.86	28.31

(a)	Excludes sales charge and/or redemption fees, if applicable.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period certain fees were reduced. If such fee reductions had not occurred the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f)	The portfolio turnover rate increased significantly during the period. This increase was primarily attributable to tactical portfolio adjustments made in response to rising short and intermediate interest rates and Hawaii municipal bond availability. The basic characteristics of the Fund in terms of style and diversification have not changed.

See notes to financial statements.

PACIFIC CAPITAL FUNDS

U.S. Government Short Fixed Income Fund

Financial Highlights

(Selected data for a share of capital stock outstanding throughout the periods indicated)

		Investment Activities			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return (a)(b)	Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (c)	Ratio of Net Investment Income to Average Net Assets (c)	Ratio of Expenses to Average Net Assets (c)(d)	Portfolio Turnover (e)
CLASS A
Period Ended January 31, 2010 (Unaudited)	$10.40	$0.05	$0.03	$0.08	$(0.05)	$—	$(0.05)	$10.43	0.73%	$1,728	0.75%	0.87%	1.21%	8.19%
Year Ended July 31, 2009	10.26	0.19	0.14	0.33	(0.19)	—	(0.19)	10.40	3.24	1,707	0.68	2.09	1.18	77.12
Year Ended July 31, 2008	10.06	0.39	0.20	0.59	(0.39)	—	(0.39)	10.26	5.89	2,773	0.65	3.75	1.09	62.20
Year Ended July 31, 2007	10.04	0.45	0.02	0.47	(0.45)	—	(0.45)	10.06	4.80	2,265	0.64	4.50	1.07	81.16
Year Ended July 31, 2006	10.04	0.32	—	0.32	(0.32)	—	(0.32)	10.04	3.27	2,355	0.63	3.03	1.36	88.38
Year Ended July 31, 2005	10.10	0.18	(0.06)	0.12	(0.18)	—	(0.18)	10.04	1.19	6,552	0.62	1.76	1.47	64.16
CLASS B
Period Ended January 31, 2010 (Unaudited)	$10.40	$0.01	$0.03	$0.04	$(0.01)	$—	$(0.01)	$10.43	0.35%	$153	1.50%	0.12%	1.81%	8.19%
Year Ended July 31, 2009	10.26	0.11	0.15	0.26	(0.12)	—	(0.12)	10.40	2.52	214	1.43	1.25	1.78	77.12
Year Ended July 31, 2008	10.06	0.31	0.20	0.51	(0.31)	—	(0.31)	10.26	5.11	454	1.40	3.08	1.69	62.20
Year Ended July 31, 2007	10.04	0.38	0.02	0.40	(0.38)	—	(0.38)	10.06	4.02	825	1.39	3.75	1.67	81.16
Year Ended July 31, 2006	10.04	0.25	—	0.25	(0.25)	—	(0.25)	10.04	2.50	1,238	1.38	2.44	1.77	88.38
Year Ended July 31, 2005	10.10	0.10	(0.06)	0.04	(0.10)	—	(0.10)	10.04	0.43	1,609	1.37	1.01	1.72	64.16
CLASS C
Period Ended January 31, 2010 (Unaudited)	$10.41	$0.01	$0.02	$0.03	$(0.01)	$—	$(0.01)	$10.43	0.25%	$903	1.50%	0.12%	1.81%	8.19%
Year Ended July 31, 2009	10.26	0.11	0.15	0.26	(0.11)	—	(0.11)	10.41	2.58	1,009	1.43	1.07	1.78	77.12
Year Ended July 31, 2008	10.06	0.31	0.20	0.51	(0.31)	—	(0.31)	10.26	5.11	928	1.40	3.04	1.69	62.20
Year Ended July 31, 2007	10.04	0.38	0.02	0.40	(0.38)	—	(0.38)	10.06	4.02	1,116	1.39	3.75	1.67	81.16
Year Ended July 31, 2006	10.04	0.25	—	0.25	(0.25)	—	(0.25)	10.04	2.50	1,514	1.38	2.45	1.77	88.38
Year Ended July 31, 2005	10.10	0.10	(0.06)	0.04	(0.10)	—	(0.10)	10.04	0.43	1,834	1.37	1.20	1.72	64.16
CLASS Y
Period Ended January 31, 2010 (Unaudited)	$10.41	$0.06	$0.03	$0.09	$(0.06)	$—	$(0.06)	$10.44	0.86%	$65,291	0.50%	1.12%	0.81%	8.19%
Year Ended July 31, 2009	10.27	0.22	0.14	0.36	(0.22)	—	(0.22)	10.41	3.50	66,956	0.43	2.10	0.78	77.12
Year Ended July 31, 2008	10.07	0.41	0.20	0.61	(0.41)	—	(0.41)	10.27	6.15	71,175	0.40	4.03	0.69	62.20
Year Ended July 31, 2007	10.04	0.48	0.03	0.51	(0.48)	—	(0.48)	10.07	5.17	85,818	0.39	4.74	0.67	81.16
Year Ended July 31, 2006	10.05	0.35	(0.01)	0.34	(0.35)	—	(0.35)	10.04	3.42	96,102	0.38	3.43	0.77	88.38
Year Ended July 31, 2005	10.11	0.20	(0.06)	0.14	(0.20)	—	(0.20)	10.05	1.44	125,349	0.37	1.98	0.71	64.16

(a)	Excludes sales charge and/or redemption fees, if applicable.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period certain fees were reduced. If such fee reductions had not occurred the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Trustees and Officers

January 31, 2010

(Unaudited)

Interested Trustees.    The table below sets forth certain information about each of the Trustees of the Trust who is an “interested person” of the Trust as defined by the Investment Company Act of 1940, as amended (the “1940 Act”).

Name, Address and Age	Position(s) Held with Trust	Term of Office; Term Served in Office	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustee
Peter S. Ho* 130 Merchant Street, 22nd Floor Honolulu, Hawaii 96813 Age: 44	Trustee	Indefinite; Since 5/04	President, Bank of Hawaii (4/08-Present), Vice Chairman and Chief Banking Officer—Retail Banking (since 2007), Commercial Banking (since 2006) and investment Services Group (since 2004); Executive Vice President, Bank of Hawaii—Commercial Group (2003-2004); Executive Vice President/Senior Vice President/Vice President, Bank of Hawaii—Corporate Banking (1996-2003).	12

Member of the Board of: Rehabilitation Hospital Foundation, Hawaii Chapter of the American Red Cross, Special Olympics of Hawaii, Oceanic Institute, Hawaii Pacific University, Hanahau’oli School, Frederic Duclos Barstow Foundation, Historic Hawaii Foundation, Teach for America—Hawaii, GIFT Foundation, Mclnerny

Foundation, Hawaii Community Foundation, Strong Foundation, East-West Center Foundation and University of Hawaii Ahahui Koa Anuenue.

*	Mr. Ho is an “interested person” of the Trust, as defined by the 1940 Act, because of his employment with the Bank of Hawaii.

Independent Trustees.    The table below sets forth certain information about the Trustees of the Trust who are not “interested persons” of the Trust as defined in the 1940 Act.

Name, Address and Age	Position(s) Held with Trust	Term of Office; Term Served in Office	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustee
Stanley W. Hong 4976 Poola Street Honolulu, Hawaii 96821 Age: 73	Trustee	Indefinite; Since 10/92	Chairman of the Board of Trustees, The King William Charles Lunalilo Trust Estate (since 2001); President of Waste Management of Hawaii, Inc. (2001-2005); Corporate Vice President of Waste Management (Houston) (2001-2006)	12	Trustee of Cash Assets Trust and Hawaiian Tax-Free Trust (registered investment companies) (since 1993); Member of the Board of: First Insurance Co. of Hawaii, Ltd., Lanihau Properties, LLC and Heald Education, LLC; Member of the Board of the following non-profit organizations: Chaminade University of Honolulu, Nature Conservancy of Hawaii, St. Louis School, Blue Planet Foundation,, Child and Family Service, and East West Center Foundation.

PACIFIC CAPITAL FUNDS

Trustees and Officers, continued

January 31, 2010

(Unaudited)

Name, Address and Age	Position(s) Held with Trust	Term of Office; Term Served in Office	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustee
Richard L. Humphreys 970 N. Kalaheo Avenue Suite C110 Kailua, Hawaii 96734 Age: 66	Trustee	Indefinite; Since 3/05	President of Hawaii Receivables Management LLC (since 2001); President of Lynk Payment Systems Hawaii LLC (since 2002).	12	Member of the Board of: The Castle Group, Inc., and other charitable and civic organizations.

Russell K. Okata 1015 Wilder Ave., #203 Honolulu, Hawaii 96822 Age: 65	Trustee and (Since 3/05) Chairman	Indefinite; Since 10/92	Retired. Formerly Executive Director, Hawaii Government Employees Association AFSCME Local 152, AFL-CIO (1981-2007); International Vice President, American Federation of State, County and Municipal Employees, AFL-CIO (1981-2007).	12

Trustee of Cash Assets Trust and Hawaiian Tax-Free Trust (since 1993); and Aquila Three Peaks High Income Fund (since September 2007) (registered investment companies), Formerly Chairman of the Royal State Group (1988-2007); Member of the Board of: Blood Bank of Hawaii, Bishop Museum, Judicial Council and other community organizations.

Douglas Philpotts 55 Dowsett Avenue Honolulu, Hawaii 96817 Age: 78	Trustee	Indefinite; Since 10/92	Retired. Formerly Director, Chairman of the Board and President of Hawaiian Trust Co., Ltd. (until 1994), a predecessor of the Asset Management Group of Bank of Hawaii.	12	Retired. Formerly Director, Chairman of the Board and President of Hawaiian Trust Co., Ltd. (until 1994), a predecessor of the Asset Management Group of Bank of Hawaii.

Oswald K. Stender 1056 Maunawili Loop Kailua, Hawaii 96734 Age: 78	Trustee	Indefinite; Since 10/92	Trustee, Office of Hawaiian Affairs (since 1999); Director, Hawaiian Electric Industries, Inc. (public utility holding company) (1993-2004).	12	Director of Grace Pacific Corp. (since 1995); Director of Alu Like Enterprises, LLC; Board member of various housing and real estate associations and community organizations.

Independent Trustees may, from time to time, enter into one or more routine, arms-length, transactions with the Bank of Hawaii. Types of transactions may include, but are not limited to, home equity or other lines of credit, deposit/checking accounts and retirement accounts.

The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling (800) 258-9232.

PACIFIC CAPITAL FUNDS

Trustees and Officers, continued

January 31, 2010

(Unaudited)

Officers.    The table below sets forth certain information about each of the Trust’s officers.

Name, Address and Age	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years*
Robert I. Crowell 130 Merchant Street Honolulu, Hawaii 96813 Age: 61	President	Indefinite; Since 7/06	Executive Vice President, Bank of Hawaii (since 2002).

Frederick J. Schmidt 1 Rexcorp Plaza Uniondale, NY 11556 Age: 49	Chief Compliance Officer	Indefinite; Since 3/08	Senior Vice President and Chief Compliance Officer, CCO Services of Citi Fund Services Ohio, Inc. (2004 to present), President, FJS Associates (2002-2004).

Christopher E. Sabato 3435 Stelzer Road Columbus, Ohio 43219 Age: 41	Treasurer	Indefinite; Since 9/05	Senior Vice President, Treasury Services of Citi Fund Services (since 1993).

Jennifer A. English 3435 Stelzer Road Columbus, Ohio 43219 Age: 37	Secretary	Indefinite; Since 12/07	Senior Vice President, Regulatory Administration, Citi Fund Services Ohio, Inc. (since 2009), Vice President, Regulatory Administration, Citi Fund Services Ohio, Inc. (since 2005), Assistant Vice President and Assistant Counsel, PFPC, Inc. (2002-2005).

*	Each officer may have served in various other capacities for the same organization during the length of time served.

PACIFIC CAPITAL FUNDS

Board Determinations

(Unaudited)

In September 2009, the Board of Trustees of Pacific Capital Funds (the “Trust”) approved one-year renewals of the Trust’s Advisory Agreement with the Asset Management Group of Bank of Hawaii (the “Adviser”) as well as Sub-Advisory Agreements (each a “Sub-Advisory Agreement”) among the Trust, the Adviser and all of the Trust’s Sub-Advisers (each a “Sub-Adviser”). The Sub-Advisers of the Trust are First State Investments International Limited (“First State”), Hansberger Global Investors, Inc. (“Hansberger”), Wellington Management Company, LLP (“Wellington”), Nicholas-Applegate Capital Management (“NACM”), Mellon Capital Management Corporation (“Mellon Capital”) and Chicago Equity Partners, LLC (“CEP”). The renewals were approved following the recommendation of the Trust’s Independent Trustees. The information, material facts and conclusions that formed the basis for the Independent Trustees’ recommendations and the Board’s subsequent approvals are described below.

During the course of each year, the Independent Trustees receive a wide variety of materials relating to the services provided by the Adviser and each of the Sub-Advisers. In determining whether to renew the Advisory Agreement and Sub-Advisory Agreements, the Independent Trustees also evaluated information provided by the Adviser and the Sub-Advisers in accordance with Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”). The Board considered among other things various data and information regarding: (i) the nature, extent and quality of services to be provided to the Funds and their shareholders by the Adviser and the Sub-Advisers; (ii) the investment performance of the Funds; (iii) the costs of services to be provided and profits to be realized by the Adviser and Sub-Advisers and their affiliates from their relationships with the relevant Funds; (iv) the extent to which economies of scale would be realized by the Adviser and Sub-Advisers as the Funds’ assets grow; and (v) whether fee levels reflect any such economies of scale for the benefit of the Funds’ shareholders.

The Independent Trustees received assistance and advice regarding legal and industry standards from their independent counsel. They discussed the renewals and approvals with management representatives and in private sessions with independent legal counsel at which no representatives of management were present. In deciding to recommend renewal of the Advisory Agreement and the Sub-Advisory Agreements, the Independent Trustees and the Board did not identify any single or particular information that, in isolation, was the controlling factor. This summary describes the most important, but not all, of the factors considered by the Independent Trustees and the Board.

Based on their reviews, including consideration of each of the factors referred to above, the Trustees (including all of the Independent Trustees) determined in each case, in the exercise of their business judgment, that the relevant advisory and sub-advisory fees of the Funds were fair, and that renewing the Advisory Agreement and Sub-Advisory Agreements was in the best interest of the Funds’ shareholders. The Independent Trustees also noted, however, that the assets of the Funds had decreased substantially during the past year and, as a result, the total expenses of the Funds had become relatively high compared to those of similar funds. Accordingly, they decided to work closely with the Adviser during the ensuing year to explore appropriate strategic alternatives for the Funds.

Advisory Agreement with the Asset Management Group of Bank of Hawaii

The Adviser provides investment management services to the Trust’s fixed income Funds and oversight and monitoring services to the Trust’s equity Funds, which are managed by the Sub-Advisers.

In considering renewal of the Advisory Agreement, the Board examined among other things the ability of the Adviser and the investment professionals it employs to continue to provide high quality investment management and oversight services to the Funds; the investment philosophy and decision-making processes of those professionals; the capability and integrity of the Adviser’s senior management and staff; the quality of the

PACIFIC CAPITAL FUNDS

Board Determinations, continued

(Unaudited)

Adviser’s services with respect to regulatory compliance and compliance with the investment policies of the Funds; and the Adviser’s business reputation, financial condition and operational stability.

In evaluating the quality of the services provided by the Adviser to the Funds, the Board also reviewed the investment performance of each Fund over the one-year, three-year, five-year, and ten-year periods (or since inception periods, as applicable) ended July 31, 2009 (the “Performance Periods”), and compared this information with the total returns of the Fund’s applicable benchmark index and a peer group of comparable funds selected by Lipper Inc. The Board focused primarily on the performance of the Institutional Class shares of the Funds, in which the substantial majority of the Funds’ assets are invested.

In evaluating the performance of the fixed income Funds, which are managed directly by the Adviser, the Board noted that most of the fixed income Funds had performed well compared to their respective benchmarks and Lipper peer group for the Performance Periods. In evaluating the overall performance of the Small Cap Fund (which has multiple Sub-Advisers), the Board noted that although the Fund’s performance was in the top quartile of its Lipper peer group for the ten-year Performance Period, it was in the third and fourth quartiles of its Lipper peer group for the one-year, three-year, and five-year Performance Periods. In connection with their evaluation, the Board also noted the impact on these measures of the difficult investment environment during 2008, and noted that the Small Cap Fund had positive performance for the 2009 calendar year through July 31. The performance of the other equity Funds and of the separately sub-advised portions of the Small Cap Fund is discussed below under “Sub-Advisory Agreements.”

The Board also reviewed the advisory fees paid to the Adviser for all Funds, the total advisory and sub-advisory fees for the equity Funds, and the total expenses of each Fund (each as a percentage of the Fund’s average net assets) for the three-month or twelve-month periods ended July 31, 2009, and compared those amounts to the median fees and expenses of the Funds’ respective Lipper peer groups for those periods. The Board noted that for those periods the advisory fees paid to the Adviser (or the combined advisory and sub-advisory fees, as applicable) for most of the Funds, other than the Small Cap Fund and Growth & Income Fund, were relatively close to, or less than, the median fees for their respective peer groups. The Board also noted that for those periods the total expenses of most of the Funds, other than the Value Fund, High Grade Short Intermediate Securities Fund, and U.S. Government Short Fixed Income Fund, were above the total expenses of the Funds’ respective Lipper peer groups. In connection with their evaluation, the Board also noted the impact on the total expenses of the substantial reduction in the total assets under management by all of the Funds during the past year.

In addition, the Board reviewed information regarding the advisory fees paid by other institutional clients of the Adviser’s affiliate Bank of Hawaii, the Adviser’s estimated costs of providing services to the Funds, and its estimated profits as a result of its advisory services to the Funds. They considered information regarding the manner in which the Adviser’s portfolio management personnel are compensated. The Board noted that although the Adviser’s fee schedules do not have break points and thus would not reflect economies of scale, if any, all Funds (except the New Asia Growth Fund) were subject to voluntary fee waivers by the Adviser and had experienced substantial decreases in total assets over the past year. The Board noted that the Adviser and its affiliates also received other benefits from managing the Funds, including fees to Bank of Hawaii for administration services provided to the Funds, the benefits of research provided by broker-dealers in exchange for portfolio transactions executed on behalf of the Funds, and the benefit to Bank of Hawaii as a result of its ability to offer shares of the Funds as investments for the portfolios of customers of its Trust Department. The Board concluded that, on balance, the Adviser’s estimated profitability as a result of its advisory services to the Funds was reasonable.

Sub-Advisory Agreements

In considering renewal of each Sub-Advisory Agreement, the Board examined among other things the ability of the Sub-Adviser and the investment professionals it employs to continue to provide high quality investment

PACIFIC CAPITAL FUNDS

Board Determinations, continued

(Unaudited)

management services to its respective Fund; the investment philosophy and decision-making processes of those professionals; the capability and integrity of the Sub-Adviser’s senior management and staff; the quality of the Sub-Adviser’s services with respect to regulatory compliance and compliance with the investment policies of the Fund; and the Sub-Adviser’s business reputation, financial condition and operational stability. The Board also noted that none of the Sub-Advisers receive significant ancillary benefits as a result of providing services to the Fund it serves other than the benefit of research received from brokers executing transactions on behalf of the Fund and the Sub-Adviser’s ability to refer to its sub-advisory relationship with the Fund.

First State Investments International Limited

First State is the Sub-Adviser to the New Asia Growth Fund. In evaluating First State’s performance, the Board noted that the Fund had performed at or above the average of its Lipper peer group for all Performance Periods. The Board also noted that although the Fund’s returns for the 2009 calendar year through July 31 were below the average of its Lipper peer group, it had achieved double-digit returns for that period. The Board considered that although First State’s fee schedule for the Fund does not include breakpoints, the Fund is receiving favorable sub-advisory fees compared to the advisory fees paid by First State’s other institutional clients, and that First State’s estimated profits as a result of its sub-advisory services to the Fund are reasonable.

Hansberger Global Investors, Inc.

Hansberger has been the Sub-Adviser to the International Stock Fund since June 2004. In evaluating Hansberger’s performance, the Board noted that the Fund’s performance for the three-year and five-year performance periods was above the average of its Lipper peer group. The Board also noted that although the Fund’s results for the one-year Performance Period were negative and slightly below its Lipper peer group, the Fund had achieved double-digit returns for the 2009 calendar year through July 31 and its results for that period were above the average of its Lipper peer group. The Board further noted that the Fund’s sub-advisory fee schedule includes a breakpoint, that the Fund is receiving favorable sub-advisory fees compared to the advisory fees paid by Hansberger’s other institutional clients, and that Hansberger’s estimated profits as a result of its sub-advisory services to the Fund are reasonable.

Nicholas-Applegate Capital Management

NACM has been the Sub-Adviser for the “systematic small cap” portion of the Small Cap Fund since May 2005. In evaluating NACM’s performance, the Board noted that the portion of the Fund served by NACM had performed below its benchmark, the Russell 2000 Index, for the one-year, three-year and since-inception Performance Periods, although its comparative returns for the 2009 calendar year through July 31 were more favorable. The Board considered that although NACM’s fee schedule for the Fund does not include breakpoints, the Small Cap Fund is receiving comparatively favorable sub-advisory fees compared to the advisory fees paid by NACM’s other institutional clients, and that NACM’s estimated profits as a result of its sub-advisory services to the Fund are reasonable.

Wellington Management Company, LLP

Wellington has been the Sub-Adviser for the “small cap growth” portion of the Small Cap Fund since June 2006. In evaluating Wellington’s performance, the Board noted that the portion of the Fund served by Wellington had performed below its benchmark, the Russell 2000 Growth Index, for the three-year Performance Period, but had performed better than the Index for the one-year Performance Period and for the 2009 calendar year through July 31. The Board noted that although the sub-advisory fees paid to Wellington by two other similar mutual funds are lower than the fee paid by the Fund, the asset levels of the other funds far exceed those of the Fund.

PACIFIC CAPITAL FUNDS

Board Determinations, continued

(Unaudited)

They also noted that Wellington’s fee schedule for the Fund compares favorably with its fees to other institutional accounts and includes a breakpoint and, as a result, fees paid by the Fund would appropriately reflect economies of scale, if any, attained by Wellington as Fund assets under its management increase. Although Wellington does not maintain financial records in a manner that isolates the profitability of its services to individual clients, the Board also received and considered information regarding Wellington’s revenues from services to the Fund and Wellington’s overall profitability.

Mellon Capital Management

Mellon Capital has been the Sub-Adviser for the “small cap value” portion of the Small Cap Fund since June 2007. In evaluating Mellon Capital’s performance, the Board noted that the portion of the Fund served by Mellon Capital had underperformed its benchmark, the Russell 2000 Value Index, for the one-year Performance Period, but had approximated is benchmark results for the 2009 calendar year to date. The Board observed that Mellon Capital’s fee schedule for the Fund includes breakpoints and compares favorably to those of the other Fund Sub-Advisers, although it is higher than Mellon Capital’s fees to other larger institutional accounts. The Board noted that Mellon Capital does not maintain financial records in a manner that isolates the profitability of its services to individual clients.

Chicago Equity Partners, LLC

CEP is the Sub-Adviser for the Mid Cap Fund, and since June 2007 has also been the Sub-Adviser for the Growth Stock Fund, the Growth & Income Fund and the Value Fund. In evaluating CEP’s performance, the Board considered the following information:

•

The Board noted that the Mid Cap Fund had performed below the average of its Lipper peer group for all Performance Periods, but had performed well above the average for the 2009 calendar year through July 31.

•

The Board noted that the Growth Stock Fund had performed well above the average of its Lipper peer group for the one-year Performance period, and had performed positively but below the average for the 2009 calendar year through July 31.

•

The Board noted that the Growth & Income Fund had performed below the average of its Lipper peer group for the one-year Performance Period, and had performed positively but below the average for the 2009 calendar year through July 31.

•

The Board noted that the Value Fund had performed approximately at the average of its Lipper peer group for the one-year Performance Period, but had performed slightly below the average for the 2009 calendar year through July 31.

While the Board acknowledged that, overall, the Funds sub-advised by CEP had mostly performed below their respective Lipper peer group averages, the Board also observed that CEP had a history of superior returns over the longer term and that CEP had been advising most of these Funds only since mid-2007. In addition, the Board considered that the Funds are receiving favorable sub-advisory fees compared to the advisory fees paid by CEP’s other institutional clients, and that CEP’s estimated profits as a result of its sub-advisory services to the Funds were reasonable. As a result, the Board determined to work with CEP to continue monitoring the performance of these Funds closely during the coming year.

PACIFIC CAPITAL FUNDS

Additional Information

January 31, 2010

(Unaudited)

Expense Examples

As a shareholder of the Pacific Capital Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, distribution 12b-1 fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Pacific Capital Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2009 through January 31, 2010.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

		Beginning Account Value 8/1/09	Ending Account Value 1/31/10	Expenses Paid During Period* 8/1/09 - 1/31/10	Expense Ratio During Period** 8/1/09 - 1/31/10
New Asia Growth Fund	Class A	$1,000.00	$1,040.50	$8.85	1.72%
	Class B	1,000.00	1,036.20	12.68	2.47
	Class C	1,000.00	1,037.30	12.68	2.47
	Class Y	1,000.00	1,041.70	7.56	1.47

International Stock Fund	Class A	1,000.00	1,052.50	8.90	1.72
	Class B	1,000.00	1,048.70	12.75	2.47
	Class C	1,000.00	1,048.80	12.76	2.47
	Class Y	1,000.00	1,054.00	7.61	1.47

Small Cap Fund	Class A	1,000.00	1,080.70	9.96	1.90
	Class B	1,000.00	1,081.00	9.97	1.90
	Class C	1,000.00	1,077.40	13.88	2.65
	Class Y	1,000.00	1,082.60	8.66	1.65

Mid-Cap Fund	Class A	1,000.00	1,111.20	7.82	1.47
	Class C	1,000.00	1,107.70	11.79	2.22
	Class Y	1,000.00	1,112.50	6.50	1.22

Growth Stock Fund	Class A	1,000.00	1,072.60	7.21	1.38
	Class B	1,000.00	1,068.60	11.11	2.13
	Class C	1,000.00	1,068.60	11.11	2.13
	Class Y	1,000.00	1,074.20	5.91	1.13

Growth and Income Fund	Class A	1,000.00	1,078.60	7.13	1.36
	Class B	1,000.00	1,075.40	11.04	2.11
	Class C	1,000.00	1,075.50	11.04	2.11
	Class Y	1,000.00	1,080.40	5.82	1.11

Value Fund	Class A	1,000.00	1,093.20	6.96	1.32
	Class B	1,000.00	1,087.60	10.89	2.07
	Class C	1,000.00	1,088.90	10.90	2.07
	Class Y	1,000.00	1,094.40	5.65	1.07

PACIFIC CAPITAL FUNDS

Additional Information, continued

January 31, 2010

(Unaudited)

		Beginning Account Value 8/1/09	Ending Account Value 1/31/10	Expenses Paid During Period* 8/1/09 - 1/31/10	Expense Ratio During Period** 8/1/09 - 1/31/10
High Grade Core Fixed Income Fund	Class A	$1,000.00	$1,037.30	$5.34	1.04%
	Class B	1,000.00	1,033.60	9.18	1.79
	Class C	1,000.00	1,033.40	9.17	1.79
	Class Y	1,000.00	1,038.30	4.06	0.79

Tax-Free Securities Fund	Class A	1,000.00	1,026.70	5.16	1.01
	Class B	1,000.00	1,023.90	8.98	1.76
	Class Y	1,000.00	1,027.80	3.88	0.76

High Grade Short Intermediate Fixed Income Fund	Class A	1,000.00	1,030.10	3.94	0.77
	Class C	1,000.00	1,026.30	7.76	1.52
	Class Y	1,000.00	1,031.30	2.66	0.52

Tax-Free Short Intermediate Securities Fund	Class A	1,000.00	1,009.60	5.37	1.06
	Class Y	1,000.00	1,009.90	4.10	0.81

U.S. Government Short Fixed Income Fund	Class A	1,000.00	1,007.30	3.79	0.75
	Class B	1,000.00	1,003.50	7.57	1.50
	Class C	1,000.00	1,002.50	7.57	1.50
	Class Y	1,000.00	1,008.60	2.53	0.50

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.
**	Annualized.

Hypothetical Example

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value 8/1/09	Ending Account Value 1/31/10	Expenses Paid During Period* 8/1/09 - 1/31/10	Expense Ratio During Period** 8/1/09 - 1/31/10
New Asia Growth Fund	Class A	$1,000.00	$1,016.53	$8.74	1.72%
	Class B	1,000.00	1,012.75	12.53	2.47
	Class C	1,000.00	1,012.75	12.53	2.47
	Class Y	1,000.00	1,017.80	7.48	1.47

PACIFIC CAPITAL FUNDS

Additional Information, continued

January 31, 2010

(Unaudited)

		Beginning Account Value 8/1/09	Ending Account Value 1/31/10	Expenses Paid During Period* 8/1/09 - 1/31/10	Expense Ratio During Period** 8/1/09 - 1/31/10
International Stock Fund	Class A	$1,000.00	$1,016.53	$8.74	1.72%
	Class B	1,000.00	1,012.75	12.53	2.47
	Class C	1,000.00	1,012.75	12.53	2.47
	Class Y	1,000.00	1,017.80	7.48	1.47

Small Cap Fund	Class A	1,000.00	1,015.63	9.65	1.90
	Class B	1,000.00	1,015.63	9.65	1.90
	Class C	1,000.00	1,011.85	13.44	2.65
	Class Y	1,000.00	1,016.89	8.39	1.65

Mid-Cap Fund	Class A	1,000.00	1,017.80	7.48	1.47
	Class C	1,000.00	1,014.01	11.27	2.22
	Class Y	1,000.00	1,019.06	6.21	1.22

Growth Stock Fund	Class A	1,000.00	1,018.25	7.02	1.38
	Class B	1,000.00	1,014.47	10.82	2.13
	Class C	1,000.00	1,014.47	10.82	2.13
	Class Y	1,000.00	1,019.51	5.75	1.13

Growth and Income Fund	Class A	1,000.00	1,018.35	6.92	1.36
	Class B	1,000.00	1,014.57	10.71	2.11
	Class C	1,000.00	1,014.57	10.71	2.11
	Class Y	1,000.00	1,019.61	5.65	1.11

Value Fund	Class A	1,000.00	1,018.55	6.72	1.32
	Class B	1,000.00	1,014.77	10.51	2.07
	Class C	1,000.00	1,014.77	10.51	2.07
	Class Y	1,000.00	1,019.81	5.45	1.07

High Grade Core Fixed Income Fund	Class A	1,000.00	1,019.96	5.30	1.04
	Class B	1,000.00	1,016.18	9.10	1.79
	Class C	1,000.00	1,016.18	9.10	1.79
	Class Y	1,000.00	1,021.22	4.02	0.79

Tax-Free Securities Fund	Class A	1,000.00	1,020.11	5.14	1.01
	Class B	1,000.00	1,016.33	8.94	1.76
	Class Y	1,000.00	1,021.37	3.87	0.76

High Grade Short Intermediate Fixed Income Fund	Class A	1,000.00	1,021.32	3.92	0.77
	Class C	1,000.00	1,017.54	7.73	1.52
	Class Y	1,000.00	1,022.58	2.65	0.52

Tax-Free Short Intermediate Securities Fund	Class A	1,000.00	1,019.86	5.40	1.06
	Class Y	1,000.00	1,021.12	4.13	0.81

U.S. Government Short Fixed Income Fund	Class A	1,000.00	1,021.42	3.82	0.75
	Class B	1,000.00	1,017.64	7.63	1.50
	Class C	1,000.00	1,017.64	7.63	1.50
	Class Y	1,000.00	1,022.68	2.55	0.50

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.
**	Annualized.

PACIFIC CAPITAL FUNDS

Additional Information, continued

January 31, 2010

(Unaudited)

Proxy Voting

Information regarding the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-258-9232. The information also is included in the Funds’ Statement of Additional Information, which is available on the Funds’ website at www.pacificcapitalfunds.com and on the Securities and Exchange Commission’s website at www.sec.gov. Information relating to how each Fund voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the Funds’ website at www.pacificcapitalfunds.com and on the Securities and Exchange Commission’s website at www.sec.gov.

Portfolio Holdings Information

The Funds file a complete list of their portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the Securities and Exchange Commission’s website at www.sec.gov. You may also review or, for a fee, copy those documents by visiting the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Securities and Exchange Commission at 1-202-551-8090.

INVESTMENT ADVISER

Asset Management Group of Bank of Hawaii

130 Merchant Street, Suite 370

Honolulu, HI 96813

SUB-ADVISERS

First State Investments International Limited

23 St. Andrew Square

Edinburgh

EH2 1BB

Hansberger Global Investors, Inc.

515 East Las Olas Blvd.

Fort Lauderdale, FL 33301

Nicholas-Applegate Capital Management

600 West Broadway

San Diego, CA 92102

Mellon Capital Management Corporation

500 Grant Street, Suite 4200

Pittsburgh, PA 15258

Wellington Management Company, LLP

75 State Street

Boston, MA 02109

Chicago Equity Partners, LLC

180 North Lasalle Street, Suite 3800

Chicago, IL 60601

DISTRIBUTOR

Foreside distribution Services, L.P.

690 Taylor Road, Suite 150

Gahanna, OH 43230

LEGAL COUNCEL

Bingham McCutchen LLC

355 South Grand Avenue, Suite 4400

Los Angeles, CA 90071

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

191 West Nationwide Boulevard, Suite 500

Columbus, OH 43215

ADMINISTRATOR

Bank of Hawaii

130 Merchant Street

Honolulu, HI 96813

SUB-ADMINISTRATOR AND TRANSFER AGENT

Citi Fund Services Ohio, Inc.

3435 Stelzer Road

Columbus, OH 43219

To view Proxy Voting Records please visit the Pacific Capital

Funds web site at www.pacificcapitalfunds.com.

This material is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus. An investor should consider the funds’ investment objectives, risk, and charges and expenses carefully before investing or sending money. This and other important information about an investment company can be found in the fund prospectus. To obtain more information,

please call 1-800-258-9232. Please read the prospectus carefully before investing.

Foreside Distribution Services, L.P., Distributor.

Pacific Capital Funds

MUTUAL FUNDS: ARE NOT FDIC INSURED t HAVE NO BANK GUARANTEE t MAY LOSE VALUE

PCR-00099 (3/10)

PACIFIC CAPITAL FUNDS

For more information, call

800.258.9232

or visit our website at:

www.pacificcapitalfunds.com

Item 2.	Code of Ethics.

Not applicable – only for annual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a) Not applicable.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Not applicable - Only effective for annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Pacific Capital Funds

By (Signature and Title)*	/S/ CHRISTOPHER E. SABATO
Christopher E. Sabato, Treasurer

Date 3/23/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ ROBERT I. CROWELL
Robert I. Crowell, President

Date 3/23/10

By (Signature and Title)*	/S/ CHRISTOPHER E. SABATO
Christopher E. Sabato, Treasurer

Date 3/23/10

*	Print the name and title of each signing officer under his or her signature.